UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Aggressive Growth Prepared Portfolio

Bond Portfolio

Conservative Prepared Portfolio

GNMA Portfolio

Government Income Portfolio

Growth Prepared Portfolio

High Yield Bond Portfolio

Inflation Protected Bond Portfolio

Intermediate Government Bond Portfolio

Long Duration Bond Portfolio

Low Duration Bond Portfolio

Managed Income Portfolio

Moderate Prepared Portfolio

BlackRock Multi-Sector Bond Portfolio

Total Return Portfolio II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 06/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares	Value
Equity Funds — 43.4%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	44,688	$546,536
BlackRock Basic Value Fund, Institutional Class	185,910	3,954,308
BlackRock Capital Appreciation Fund, BlackRock Class	209,849	3,838,141
BlackRock Global Dynamic Equity Fund, Institutional Class	319,381	3,289,625
BlackRock Global Emerging Markets Fund, Institutional Class	34,931	575,664
BlackRock International Opportunities Portfolio, Institutional Class	26,762	745,850
BlackRock Large Cap Core Fund, Institutional Class	410,695	3,835,894
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	104,030	1,440,818

		18,226,836

Fixed Income Funds — 56.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	164,588	1,181,743
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	108,117	1,179,558
BlackRock Total Return Fund, BlackRock Class	1,940,556	21,365,525

		23,726,826

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16%(c)	129,640	129,640

Total Affiliated Investment Companies (Cost — $38,288,371*) — 100.2%		42,083,302
Liabilities in Excess of Other Assets — (0.2)%		(89,241)

Net Assets — 100.0%		$41,994,061

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$42,559,805

Gross unrealized appreciation	$3,879,952
Gross unrealized depreciation	(4,356,455)

Net unrealized depreciation	$(476,503)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Shares Purchased		Shares Sold	Shares held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	44,768		80	44,688	$546,536	$(23)	—
BlackRock Basic Value Fund, Institutional Class	171,674	67,163		52,927	185,910	$3,954,308	$(57,398)	$65,744
BlackRock Capital Appreciation Fund, BlackRock Class	—	210,000		151	209,849	$3,838,141	$(162)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	150,762	137,047		287,809	—	—	$(11,632)	$14,665
BlackRock Global Dynamic Equity Fund, Institutional Class	343,931	104,027		128,577	319,381	$3,289,625	$(162,279)	$43,853
BlackRock Global Emerging Markets Fund, Institutional Class	48,771	39,262		53,102	34,931	$575,664	$296,825	$5,064
BlackRock High Yield Portfolio, BlackRock Class	—	164,880		292	164,588	$1,181,743	$7	$3,192
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	182,279	31,606		105,768	108,117	$1,179,558	$65,334	$22,265
BlackRock International Opportunities Portfolio, Institutional Class	42,666	13,710		29,614	26,762	$745,850	$14,192	$16,592
BlackRock Large Cap Core Fund, Institutional Class	350,638	206,862		146,805	410,695	$3,835,894	$(151,341)	$39,267
BlackRock Liquidity Funds, TempFund, Institutional Class	66,972	62,668	**	—	129,640	$129,640	—	$51

BLACKROCK FUNDS II	JUNE 30, 2010	1

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

Affiliate	Shares held at September 30, 2009	Shares Purchased	Shares Sold	Shares held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Small Cap Core Equity Portfolio, Institutional Class	122,684	47,211	65,865	104,030	$1,440,818	$(84,496)	—
BlackRock Total Return Fund, BlackRock Class	1,605,801	804,720	469,965	1,940,556	$21,365,525	$(94,557)	$792,955

**	Represents net shares purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$42,083,302	—	—	$42,083,302

2	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares	Value
Equity Funds — 63.7%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	125,814	$1,538,701
BlackRock Basic Value Fund, Institutional Class	528,455	11,240,228
BlackRock Capital Appreciation Fund, BlackRock Class	603,431	11,036,756
BlackRock Global Dynamic Equity Fund, Institutional Class	909,462	9,367,463
BlackRock Global Emerging Markets Fund, Institutional Class	98,352	1,620,842
BlackRock International Opportunities Portfolio, Institutional Class	76,636	2,135,858
BlackRock Large Cap Core Fund, Institutional Class	1,168,327	10,912,175
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	296,566	4,107,442

		51,959,465

Fixed Income Funds — 36.3%
BlackRock High Yield Bond Portfolio, BlackRock Class	203,428	1,460,614
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	135,064	1,473,547
BlackRock Total Return Fund, BlackRock Class	2,424,029	26,688,558

		29,622,719

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16%(c)	127,329	127,329

Total Affiliated Investment Companies (Cost — $77,905,492*) — 100.2%		81,709,513
Liabilities in Excess of Other Assets — (0.2)%		(167,634)

Net Assets — 100.0%		$81,541,879

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$87,064,408

Gross unrealized appreciation	$4,228,551
Gross unrealized depreciation	(9,583,446)

Net unrealized depreciation	$(5,354,895)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Shares Purchased		Shares Sold	Shares held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	126,065		251	125,814	$1,538,701	$(132)	—
BlackRock Basic Value Fund, Institutional Class	497,577	156,989		126,111	528,455	$11,240,228	$(602,666)	$190,659
BlackRock Capital Appreciation Fund, BlackRock Class	—	603,534		103	603,431	$11,036,756	$(223)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	436,302	364,128		800,430	—	—	$(33,274)	$42,494
BlackRock Global Dynamic Equity Fund, Institutional Class	951,619	238,180		280,337	909,462	$9,367,463	$(537,470)	$126,753
BlackRock Global Emerging Markets Fund, Institutional Class	139,282	112,929		153,859	98,352	$1,620,842	$688,985	$14,641
BlackRock High Yield Portfolio, BlackRock Class	—	203,826		398	203,428	$1,460,614	$10	$3,980
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	234,135	33,039		132,110	135,064	$1,473,547	$66,221	$28,498
BlackRock International Opportunities Portfolio, Institutional Class	107,918	40,451		71,733	76,636	$2,135,858	$12,734	$47,839
BlackRock Large Cap Core Fund, Institutional Class	1,016,180	533,430		381,283	1,168,327	$10,912,175	$(613,686)	$114,336
BlackRock Liquidity Funds, TempFund, Institutional Class	107,209	20,120	**	—	127,329	$127,329	—	$81

BLACKROCK FUNDS II	JUNE 30, 2010	3

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

Affiliate	Shares held at September 30, 2009	Shares Purchased	Shares Sold	Shares held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Small Cap Core Equity Portfolio, Institutional Class	355,018	115,984	174,436	296,566	$4,107,442	$(556,261)	—
BlackRock Total Return Fund, BlackRock Class	1,997,623	952,321	525,915	2,424,029	$26,688,558	$(231,543)	$1,006,413

**	Represents net shares purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$81,709,513	—	—	$81,709,513

4	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares	Value
Equity Funds — 84.9%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	115,062	$1,407,208
BlackRock Basic Value Fund, Institutional Class	486,252	10,342,591
BlackRock Capital Appreciation Fund, BlackRock Class	551,433	10,085,710
BlackRock Global Dynamic Equity Fund, Institutional Class	831,034	8,559,647
BlackRock Global Emerging Markets Fund, Institutional Class	89,942	1,482,238
BlackRock International Opportunities Portfolio, Institutional Class	69,995	1,950,769
BlackRock Large Cap Core Fund, Institutional Class	1,066,547	9,961,550
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	270,937	3,752,481

		47,542,194

Fixed Income Funds — 15.3%
BlackRock High Yield Bond Portfolio, BlackRock Class	58,788	422,101
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	39,017	425,675
BlackRock Total Return Fund, BlackRock Class	699,827	7,705,093

		8,552,869

Total Affiliated Investment Companies (Cost — $56,016,129*) — 100.2%		56,095,063
Liabilities in Excess of Other Assets — (0.2)%		(92,020)

Net Assets — 100.0%		$56,003,043

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$63,441,727

Gross unrealized appreciation	$1,646,292
Gross unrealized depreciation	(8,992,956)

Net unrealized depreciation	$(7,346,664)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Shares Purchased	Shares Sold	Shares held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	115,165	103	115,062	$1,407,208	$(116)	—
BlackRock Basic Value Fund, Institutional Class	510,334	102,118	126,200	486,252	$10,342,591	$(930,087)	$198,185
BlackRock Capital Appreciation Fund, BlackRock Class	—	551,896	463	551,433	$10,085,710	$(770)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	449,913	294,252	744,165	—	—	$(32,935)	$44,159
BlackRock Global Dynamic Equity Fund, Institutional Class	941,881	135,277	246,124	831,034	$8,559,647	$(522,519)	$131,440
BlackRock Global Emerging Markets Fund, Institutional Class	143,814	98,842	152,714	89,942	$1,482,238	$615,075	$15,200
BlackRock High Yield Portfolio, BlackRock Class	—	58,840	52	58,788	$422,101	$(3)	$1,250
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	83,457	5,806	50,246	39,017	$425,675	$28,759	$9,622
BlackRock International Opportunities Portfolio, Institutional Class	98,257	35,398	63,660	69,995	$1,950,769	$14,418	$49,593
BlackRock Large Cap Core Fund, Institutional Class	1,041,258	396,827	371,538	1,066,547	$9,961,550	$(947,806)	$119,644

BLACKROCK FUNDS II	JUNE 30, 2010	5

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

Affiliate	Shares held at September 30, 2009	Shares Purchased	Shares Sold	Shares held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	—	—	$32
BlackRock Small Cap Core Equity Portfolio, Institutional Class	365,140	78,358	172,561	270,937	$3,752,481	$(811,655)	—
BlackRock Total Return Fund, BlackRock Class	655,524	324,162	279,859	699,827	$7,705,093	$(74,881)	$333,640

(b)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$56,095,063	—	—	$56,095,063

6	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares	Value
Equity Funds — 100.0%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	77,085	$942,748
BlackRock Basic Value Fund, Institutional Class	325,430	6,921,891
BlackRock Capital Appreciation Fund, BlackRock Class	371,641	6,797,323
BlackRock Global Dynamic Equity Fund, Institutional Class	559,962	5,767,611
BlackRock Global Emerging Markets Fund, Institutional Class	60,259	993,075
BlackRock International Opportunities Portfolio, Institutional Class	47,410	1,321,318
BlackRock Large Cap Core Fund, Institutional Class	718,564	6,711,392
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	182,873	2,532,793

		31,988,151

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16%(c)	30,194	30,194

Total Affiliated Investment Companies (Cost — $32,441,022*) — 100.1%		32,018,345
Liabilities in Excess of Other Assets — (0.1)%		(31,743)

Net Assets — 100.0%		$31,986,602

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$37,782,286

Gross unrealized appreciation	$675,209
Gross unrealized depreciation	(6,439,150)

Net unrealized depreciation	$(5,763,941)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Shares Purchased	Shares Sold		Shares held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	77,348	263		77,085	$942,748	$(2)	—
BlackRock Basic Value Fund, Institutional Class	319,544	87,614	81,728		325,430	$6,921,891	$(573,673)	$129,643
BlackRock Capital Appreciation Fund, BlackRock Class	—	371,641	—		371,641	$6,797,323	—	—
BlackRock Capital Appreciation Portfolio, Institutional Class	294,771	227,332	522,103		—	—	$(63,525)	$28,960
BlackRock Global Dynamic Equity Fund, Institutional Class	578,040	128,318	146,396		559,962	$5,767,611	$(342,233)	$85,789
BlackRock Global Emerging Markets Fund, Institutional Class	92,273	67,675	99,689		60,259	$993,075	$435,761	$9,927
BlackRock International Opportunities Portfolio, Institutional Class	73,805	22,889	49,284		47,410	$1,321,318	$7,043	$32,682
BlackRock Large Cap Core Fund, Institutional Class	685,991	213,714	181,141		718,564	$6,711,392	$(774,361)	$78,204
BlackRock Liquidity Funds, TempFund, Institutional Class	48,623	—	18,429	**	30,194	$30,194	—	$38
BlackRock Small Cap Core Equity Portfolio, Institutional Class	212,543	72,583	102,253		182,873	$2,532,793	$(293,124)	—

**	Represents net shares sold.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2010	7

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$32,018,345	—	—	$32,018,345

8	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC, Series 2010-1A, Class A,
5.56%, 8/15/35(a)	USD	3,423	$3,448,578
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A4,
5.17%, 1/01/18		940	1,065,534
AMRESCO Independence Funding, Inc., Series 2000-1A, Class A,
1.40%, 1/15/27(a)(b)		519	285,653
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(a)		5,488	5,494,940
Bear Stearns Asset-Backed Securities Trust, Series 2006-3, Class A1,
0.50%, 8/25/36(b)		817	779,295
Chase Issuance Trust, Series 2009-A7, Class A7,
0.80%, 9/15/10(b)		10,475	10,481,951
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(b)		296	299,398
Countrywide Asset-Backed Certificates, Series 2007-12, Class 2A1,
0.70%, 8/25/29(b)		3,105	2,830,219
DT Auto Owner Trust, Series 2007-A, Class A3,
5.60%, 3/15/13(a)(c)		1,860	1,890,215
Ford Credit Auto Owner Trust:
Series 2009-A, Class A3B, 2.85%, 1/15/12(b)		18,730	19,091,260
Series 2007-A, Class A4B, 0.40%, 6/15/12(b)		5,300	5,291,668
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	2,106	2,614,296
GSAA Trust, Series 2004-8, Class A3A,
0.72%, 9/25/34(b)	USD	203	152,815
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A,
1.25%, 1/15/24(a)(b)		203	150,972
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14		8,215	8,304,131
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2,
2.94%, 7/15/11		1,988	1,994,377
PECO Energy Transition Trust, Series 2001-A, Class A1,
6.52%, 9/01/10		1,760	1,777,256
PMC Capital LP, Series 1998-1, Class A,
2.25%, 4/01/21(a)(b)		504	352,878
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1,
0.41%, 11/25/46(b)		254	250,605
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		2,325	2,315,700
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		1,800	1,803,420
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		910	913,367
SLM Student Loan Trust:
Series 2010-C, Class A1, 1.85%, 2/15/13(a)(b)		2,880	2,880,000
Series 2008-5, Class A3, 1.62%, 1/25/18(b)		3,040	3,133,642
Series 2005-4, Class A2, 0.40%, 4/26/21(b)		2,204	2,197,416
Series 2008-5, Class A4, 2.02%, 7/25/23(b)		6,150	6,459,843
Series 2005-8, Class A4, 1.07%, 1/25/28(b)		7,725	7,537,045
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.71%, 1/21/11(a)(b)		2	1,767
Structured Asset Securities Corp., Series 2003-AL1, Class A,
3.36%, 4/25/31(a)		1,638	1,496,173
SWB Loan-Backed Certificates, Series 1999-1, Class A,
7.38%, 5/15/25(a)		556	466,811

Total Asset-Backed Securities — 9.6%			95,761,225

Corporate Bonds
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15(a)		715	766,796

Automobiles — 0.3%
Daimler Finance North America LLC:
5.75%, 9/08/11		2,300	2,395,087
6.50%, 11/15/13		475	531,637

			2,926,724

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12(d)		10,825	11,112,382

Capital Markets — 2.3%
The Bank of New York Mellon Corp.,
4.30%, 5/15/14		2,370	2,545,458
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		5,075	5,349,603
5.38%, 3/15/20		3,200	3,161,971
6.00%, 6/15/20		1,320	1,361,096
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(e)(f)		2,550	1,275
Morgan Stanley:
6.60%, 4/01/12		825	875,527
4.20%, 11/20/14(d)		5,655	5,583,962
5.55%, 4/27/17		660	654,637
6.25%, 8/28/17		2,875	2,922,829

			22,456,358

Commercial Banks — 1.9%
Deutsche Bank AG,
5.38%, 10/12/12		3,175	3,402,352
HSBC Bank Plc,
3.50%, 6/28/15(a)		2,160	2,180,779
Inter-American Development Bank,
2.25%, 7/15/15		8,420	8,467,168
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		3,575	3,870,148
6.00%, 10/01/17		930	1,012,735

			18,933,182

Portfolios Abbreviations

To simplify the listings of Funds’ holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	KRW	South Korean Won
	CZK	Czech Koruna	LIBOR	London InterBank Offered Rate
	DIP	Debt-in-Possession	MXN	Mexican Peso
	EUR	Euro	NZD	New Zealand Dollar
	EURIBOR	Euro InterBank Offered Rate	PLN	Polish Zloty
	FGIC	Financial Guaranty Insurance Co.	SEK	Swedish Krona
	GBP	British Pound	TBA	To-Be-Announced
	GO	General Obligation	USD	United States Dollar
	HUF	Hungarian Forint	ZAR	South African Rand

BLOCKROCK FUNDS II	JUNE 30, 2010	1

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Consumer Finance — 0.3%
SLM Corp.,
4.43%, 1/31/14(b)	USD	3,850	$3,211,901

Diversified Financial Services — 4.6%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		720	730,988
Bank of America Corp.:
6.00%, 9/01/17		2,400	2,525,594
5.75%, 12/01/17		560	580,765
5.63%, 7/01/20		3,610	3,638,674
The Bear Stearns Cos. LLC:
5.50%, 8/15/11		1,850	1,940,517
6.95%, 8/10/12		3,575	3,921,303
BP Capital Markets Plc,
3.13%, 3/10/12(g)		4,175	3,859,883
Citigroup, Inc.,
6.00%, 12/13/13		3,590	3,766,316
Countrywide Financial Corp.,
5.80%, 6/07/12		3,120	3,280,817
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		4,700	5,158,504
EnCana Holdings Finance Corp.,
5.80%, 5/01/14		1,040	1,171,031
General Electric Capital Corp.:
4.88%, 10/21/10		4,120	4,168,179
0.41%, 4/10/12(b)		1,025	1,009,329
5.50%, 1/08/20(d)		5,650	5,970,666
TIAA Global Markets, Inc.,
5.13%, 10/10/12(a)		3,925	4,175,529

			45,898,095

Diversified Telecommunication Services — 3.2%
AT&T Inc.,
5.88%, 2/01/12		130	139,059
Sprint Capital Corp.,
7.63%, 1/30/11		635	646,113
Telecom Italia Capital SA:
6.20%, 7/18/11		3,875	4,015,430
5.25%, 11/15/13		3,670	3,790,728
5.25%, 10/01/15		600	605,550
Telefonica Emisiones SAU:
5.98%, 6/20/11		3,500	3,628,877
5.86%, 2/04/13		1,875	2,017,033
6.42%, 6/20/16		2,275	2,495,441
Telefonica Europe BV,
7.75%, 9/15/10		540	546,754
TELUS Corp.,
8.00%, 6/01/11		1,876	1,988,706
Verizon Communications, Inc.:
8.75%, 11/01/18(d)		3,950	5,134,893
6.35%, 4/01/19		1,250	1,446,421
Verizon New Jersey, Inc.,
5.88%, 1/17/12		5,215	5,528,578

			31,983,583

Electric Utilities — 2.7%
American Transmission Systems, Inc.,
5.25%, 1/15/22(a)		1,865	1,954,943
Carolina Power & Light Co.,
5.30%, 1/15/19		2,425	2,711,521
Duke Energy Carolinas LLC,
5.25%, 1/15/18		925	1,037,573
EDP Finance BV,
5.38%, 11/02/12(a)(d)		8,435	8,666,448
NiSource Finance Corp.,
7.88%, 11/15/10		2,475	2,529,381
PacifiCorp,
5.50%, 1/15/19		3,600	4,055,188
PECO Energy Co.,
5.95%, 11/01/11		1,900	2,021,097
Progress Energy, Inc.,
7.10%, 3/01/11		3,914	4,069,652

			27,045,803

Energy Equipment & Services — 0.2%
Halliburton Co.,
5.50%, 10/15/10		1,925	1,946,389

Food & Staples Retailing — 0.1%
CVS Caremark Corp.,
6.60%, 3/15/19		1,125	1,309,140

Food Products — 0.8%
Kraft Foods, Inc.:
6.00%, 2/11/13		1,280	1,411,144
6.50%, 8/11/17		2,475	2,874,757
5.38%, 2/10/20		2,755	2,952,123
6.50%, 2/09/40		685	766,055

			8,004,079

Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA,
2.80%, 6/15/15		630	636,240

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.,
5.25%, 3/15/11		2,750	2,821,726
WellPoint, Inc.,
5.00%, 1/15/11		2,000	2,039,036

			4,860,762

Insurance — 2.7%
Hartford Life Global Funding Trusts,
0.72%, 6/16/14(b)		5,100	4,796,239
MetLife, Inc.,
7.72%, 2/15/19		2,800	3,332,616
Metropolitan Life Global Funding I:
2.88%, 9/17/12(a)		1,100	1,126,135
5.13%, 6/10/14(a)(d)		3,625	3,937,921
New York Life Global Funding,
5.25%, 10/16/12(a)		4,825	5,237,075
Pricoa Global Funding I,
5.40%, 10/18/12(a)		3,950	4,249,983
Prudential Financial, Inc.,
5.80%, 6/15/12		2,250	2,381,609
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)		1,640	1,910,182

			26,971,760

Media — 2.5%
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		2,050	2,827,891
Comcast Cable Holdings LLC,
7.88%, 8/01/13		795	912,904
Comcast Corp.:
5.45%, 11/15/10		4,000	4,066,064
5.90%, 3/15/16		1,250	1,408,684
6.40%, 3/01/40		575	618,883
Cox Communications, Inc.:
7.13%, 10/01/12		900	1,000,002
8.38%, 3/01/39(a)		2,050	2,786,631
Discovery Communications LLC,
3.70%, 6/01/15		1,310	1,343,070
NBC Universal, Inc.,
5.15%, 4/30/20(a)		1,870	1,950,387
News America Holdings, Inc.:
9.50%, 7/15/24		575	754,025
8.50%, 2/23/25		675	835,324
News America, Inc.,
6.20%, 12/15/34		1,175	1,237,531
TCI Communications, Inc.,
8.75%, 8/01/15		965	1,187,600
Time Warner Cable, Inc.,
5.85%, 5/01/17		1,940	2,130,025
Time Warner, Inc.,
6.88%, 5/01/12		1,665	1,813,924
Turner Broadcasting System, Inc.,
8.38%, 7/01/13		300	350,617

			25,223,562

Multi-Utilities — 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/01/18		1,500	1,659,037

Oil, Gas & Consumable Fuels — 2.4%
Canadian Natural Resources Ltd.:
5.70%, 5/15/17		1,010	1,130,478
6.50%, 2/15/37		1,500	1,675,645
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)		2,500	2,870,268
ConocoPhillips,
4.60%, 1/15/15		3,669	4,008,199
Enterprise Products Operating LLC,
6.13%, 10/15/39		1,225	1,222,376
Kinder Morgan Energy Partners LP,
5.30%, 9/15/20		1,390	1,437,587
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		1,825	1,763,797

2	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Shell International Finance BV,
4.00%, 3/21/14	USD	4,175	$4,415,872
Valero Energy Corp.,
6.63%, 6/15/37		2,450	2,385,428
XTO Energy, Inc.,
6.25%, 8/01/17		2,700	3,215,092

			24,124,742

Paper & Forest Products — 0.1%
International Paper Co.,
7.30%, 11/15/39		975	1,075,163

Pharmaceuticals — 0.9%
Abbott Laboratories,
5.60%, 5/15/11(d)		1,315	1,369,525
Eli Lilly & Co.,
3.55%, 3/06/12		2,005	2,090,804
Merck & Co., Inc.,
5.30%, 12/01/13		840	942,281
Pfizer, Inc.,
5.35%, 3/15/15(d)		3,924	4,445,782

			8,848,392

Tobacco — 0.5%
Philip Morris International, Inc.:
4.88%, 5/16/13		2,965	3,206,733
4.50%, 3/26/20		1,700	1,726,685

			4,933,418

Wireless Telecommunication Services — 1.8%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11		9,510	9,740,418
Rogers Communications, Inc.,
6.25%, 6/15/13		2,625	2,923,166
Vodafone Group Plc:
4.15%, 6/10/14		5,125	5,377,642
5.00%, 9/15/15		110	118,877

			18,160,103

Total Corporate Bonds — 29.3%			292,087,611

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)		4,145	4,282,436
CDP Financial, Inc.,
3.00%, 11/25/14(a)		6,185	6,241,989
Dexia Credit Local SA:
2.00%, 3/05/13(a)		2,860	2,858,418
2.75%, 4/29/14(a)		28,930	28,980,885
Eksportfinans ASA:
1.88%, 4/02/13		7,570	7,631,998
3.00%, 11/17/14		2,720	2,801,094
5.50%, 5/25/16		3,150	3,580,101
FIH Erhvervsbank A/S,
2.45%, 8/17/12(a)		9,230	9,456,200
Japan Finance Corp.,
2.00%, 6/24/11		2,775	2,799,062
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12		1,220	1,317,045
4.38%, 1/15/13		780	838,688
4.13%, 7/15/13		355	381,496
4.00%, 2/02/15		710	763,896
Petrobras International Finance Co.:
5.88%, 3/01/18		240	247,004
5.75%, 1/20/20		5,480	5,518,623

Total Foreign Agency Obligations — 7.8%			77,698,935

Foreign Government Obligations
Canada — 0.8%
Province of Ontario Canada:
1.88%, 11/19/12		3,750	3,793,800
4.10%, 6/16/14		4,205	4,522,053

			8,315,853

Mexico — 0.2%
United Mexican States:
5.63%, 1/15/17		360	395,100
5.13%, 1/15/20		1,300	1,352,000
7.50%, 4/08/33		200	250,500

			1,997,600

Total Foreign Government Obligations — 1.0%			10,313,453

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.53%, 2/17/15(a)(b)		3,900	3,851,250
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A,
3.56%, 10/25/34(b)		1,250	1,148,151
Bear Stearns Alt-A Trust:
Series 2004-13, Class A1, 1.09%, 11/25/34(b)		1,408	986,233
Series 2004-12, Class 1A1, 0.70%, 1/25/35(b)		1,128	828,011
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		4,775	4,184,112
Series 2006-OA21, Class A1, 0.54%, 3/20/47(b)		2,411	1,236,067
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.89%, 2/25/35(b)		735	604,565
Series 2006-OA5, Class 2A1, 0.55%, 4/25/46(b)		988	527,594
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		1,082	840,825
Deutsche Alt-A Securities, Inc., Series 2006-OA1, Class A1,
0.55%, 2/25/47(b)		777	454,070
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1,
2.25%, 10/25/34(b)		2,426	2,068,837
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1,
5.25%, 7/25/35(b)		442	398,438
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.53%, 12/25/36(b)		1,993	1,384,503
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		403	379,905
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		499	454,162
MortgageIT Trust, Series 2004-1, Class A1,
0.74%, 11/25/34(b)		2,532	2,128,886
Station Place Securitization Trust, Series 2009-1, Class A,
1.85%, 12/29/10(a)(b)		5,255	5,255,000
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-6, Class 4A1, 4.86%, 6/25/34(b)		5,589	5,216,197
Series 2004-13, Class A2, 0.65%, 9/25/34(b)		708	527,609

BLACKROCK FUNDS II	JUNE 30, 2010	3

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.19%, 5/25/47(b)	USD	1,165	$680,368

			33,154,783

Commercial Mortgage-Backed Securities — 11.5%
Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2,
6.50%, 4/15/11		3,127	3,190,191
Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2,
7.32%, 9/15/10		773	773,637
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 8/15/17(b)		893	905,281
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.22%, 9/10/17(b)		3,730	3,687,252
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3,
5.09%, 7/10/37(b)		2,385	2,441,862
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 1/15/11		2,407	2,422,690
Series 2002-CKS4, Class A2, 5.18%, 8/15/12		4,050	4,255,161
Series 2002-CP5, Class A2, 4.94%, 12/15/35		6,185	6,525,512
First Union National Bank Commercial Mortgage:
Series 2000-C2, Class A2, 7.20%, 9/15/10		662	661,517
Series 2001-C3, Class A3, 6.42%, 6/15/11		6,232	6,444,201
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35		4,850	5,117,851
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C3, Class A2, 6.96%, 11/15/10		4,331	4,363,631
Series 2003-C2, Class A2, 5.66%, 5/10/40(b)		5,830	6,313,986
Series 2004-C3, Class A3, 4.21%, 12/10/41		1,457	1,457,679
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A2,
6.03%, 7/10/38(b)(h)		19,311	19,780,359
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2,
5.78%, 8/10/45(b)(h)		18,253	18,895,725
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB9, Class A2, 5.11%, 5/12/11(b)		6,429	6,564,296
Series 2004-CB8, Class A1A, 4.16%, 4/12/14(a)		1,978	1,992,288
JPMorgan Commercial Mortgage Finance Corp., Series 1997-C5, Class E,
7.61%, 9/15/29		146	146,326
LB-UBS Commercial Mortgage Trust:
Series 2001-C3, Class A2, 6.37%, 12/15/28		6,505	6,713,338
Series 2007-C7, Class A3, 5.87%, 9/15/45(b)		4,825	4,861,005
RBSCF Trust, Series 2010-RR3, Class WBTA,
6.10%, 4/16/17(a)(b)		4,200	4,402,781
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3,
5.38%, 10/15/44(b)		2,270	2,281,659

			114,198,228

Interest Only Commercial Mortgage-Backed Securities — 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.92%, 5/25/36(a)(b)		17,385	360,965

Total Non-Agency Mortgage-Backed Securities — 14.8%			147,713,976

Preferred Securities
Capital Trusts
Banks — 0.4%
State Street Capital Trust III,
8.25%, 3/15/42(b)		4,220	4,225,908

Diversified Financial Services — 0.7%
Credit Suisse Guernsey,
5.86%(b)(i)		4,610	4,068,325
General Electric Capital Corp.,
6.38%, 11/15/67(b)		75	69,750
JPMorgan Chase & Co.,
7.90%(b)(i)		3,000	3,092,190

			7,230,265

Insurance — 0.4%
Chubb Corp.,
6.38%, 3/29/67(b)		975	936,000
The Progressive Corp.,
6.70%, 6/15/37(b)		1,580	1,477,300
The Travelers Cos., Inc.,
6.25%, 3/15/37(b)		1,000	938,371

			3,351,671

Total Capital Trusts — 1.5%			14,807,844

Total Preferred Securities — 1.5%			14,807,844

Project Loans — 0.0%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23		97	96,306

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University,
3.63%, 5/01/14		2,030	2,158,479
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		650	704,333
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39		1,750	1,803,130
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		1,190	1,311,237
State of California GO:
5.45%, 4/01/15		7,625	8,075,028
7.50%, 4/01/34		980	1,045,660
7.30%, 10/01/39		3,060	3,219,487
7.35%, 11/01/39		970	1,020,682
State of Wisconsin RB (AGM Insured), Series A,
4.80%, 5/01/13		1,910	2,044,445
Yale University,
2.90%, 10/15/14		4,204	4,360,843

Total Taxable Municipal Bonds — 2.6%			25,743,324

4	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.9%
Fannie Mae:
5.25%, 8/01/12	3,225		3,480,678
4.63%, 5/01/13(j)	2,065		2,229,973
2.63%, 11/20/14	6,525		6,743,672
Federal Farm Credit Bank,
2.63%, 4/17/14	14,000		14,551,754
Federal Home Loan Bank,
5.63%, 6/13/16	4,550		4,886,413
Small Business Administration, Series 2001-P10B, Class 1,
6.34%, 8/01/11	83		86,340
Small Business Administration Participation Certificates:
Series 1992-20H, 7.40%, 8/01/12	155		158,254
Series 1996-20H, 7.25%, 8/01/16	590		638,887
Tennessee Valley Authority,
5.25%, 9/15/39	5,425		5,997,289

			38,773,260

Collateralized Mortgage Obligations — 3.3%
Fannie Mae:
Series 2005-97, Class HM, 5.00%, 1/25/26	1,345		1,355,692
Series 2005-118, Class MC, 6.00%, 1/25/32	1,736		1,763,464
Series 2002-T6, Class A1, 3.31%, 2/25/32	1,042		1,022,862
Series 2005-109, Class PV, 6.00%, 10/25/32	8,129		8,977,630
Series 2005-118, Class WA, 6.00%, 10/25/33	1,795		1,824,640
Series 2005-29, Class AT, 4.50%, 4/25/35	1,118		1,197,978
Series 2005-29, Class WB, 4.75%, 4/25/35	3,698		3,973,570
Series 2005-62, Class CQ, 4.75%, 7/25/35	4,766		5,130,948
Freddie Mac:
Series 2626, Class NA, 5.00%, 6/15/23	1,521		1,531,327
Series 3294, Class NA, 5.50%, 7/15/27	2,415		2,439,263
Series 3207, Class NB, 6.00%, 11/15/30	3,386		3,437,602

			32,654,976

Federal Deposit Insurance Corporation Guaranteed — 2.2%
Citigroup Funding, Inc.:
2.13%, 7/12/12	4,420		4,534,580
1.88%, 10/22/12	9,335		9,531,231
General Electric Capital Corp.:
2.00%, 9/28/12	5,700		5,836,093
2.13%, 12/21/12	2,255		2,318,338

			22,220,242

Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae, Series 2009-106, Class SL,
5.75%, 4/20/36(b)	11,045		1,213,771

Mortgage-Backed Securities — 25.3%
Fannie Mae Mortgage-Backed Securities:
6.00%, 5/01/16-5/01/37(d)	62,627		68,284,640
4.00%, 2/01/25-4/01/25	16,623		17,306,710
5.00%, 7/01/25-7/01/40(k)	28,000		29,619,344
5.50%, 7/01/25 (k)	4,400		4,753,375
5.00%, 4/01/40-5/01/40	13,963		14,794,653
5.50%, 6/01/40	1,490		1,601,377
4.50%, 7/01/40(k)	43,100		44,662,375
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/01/25-6/01/25	45,970		47,800,412
4.00%, 7/01/25(k)	200		207,562
4.50%, 4/01/40-5/01/40	16,308		16,932,047
5.50%, 6/01/40	2,815		3,024,102
5.50%, 7/01/40(k)	2,800		3,003,875
Ginnie Mae Mortgage-Backed Securities,
6.00%, 7/01/40(k)	100		109,000

			252,099,472

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B,
0.70%, 3/25/19(l)	42		39,787

Total U.S. Government Sponsored Agency Securities — 34.8%			347,001,508

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/20-8/15/20(j)	9,190		13,748,570
8.13%, 5/15/21-8/15/21	15,855		23,135,656
4.63%, 2/15/40	4,800		5,395,498
4.38%, 5/15/40(g)	17,170		18,570,385
U.S. Treasury Notes:
0.88%, 2/29/12(g)	28,000		28,149,800
1.00%, 4/30/12	8,875		8,941,563
1.88%, 6/30/15(g)	20,760		20,839,469
3.50%, 5/15/20(g)	75,765		79,292,618

Total U.S. Treasury Obligations — 19.8%			198,073,559

Total Long-Term Investments (Cost — $1,182,541,904) — 121.2%			1,209,297,741

	Shares
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(m)(n)	14,158,821		14,158,821

Total Short-Term Securities (Cost — $14,158,821) — 1.4%			14,158,821

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
1-year Euro-Dollar Futures, Strike Price USD 97.25, Expires 9/10/10	38		237

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.150% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Deutsche Bank AG	8,180	(o)	298,255
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International	2,470	(o)	1,211,202
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 1/27/11, Broker, BNP Paribas	1,380	(o)	761,684
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.	4,420	(o)	2,687,608

BLACKROCK FUNDS II	JUNE 30, 2010	5

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts			Value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, BNP Paribas		1,650	(o)	$1,156,636
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		1,490	(o)	420,283
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		640	(o)	537,639
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		2,530	(o)	2,716,265
Receive a fixed rate of 5.210% and pay a floating rate based on 3-month LIBOR, Expires 3/03/11, Broker, Goldman Sachs Bank USA		950	(o)	1,592,376

				11,381,948

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		8,180	(o)	1,081
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		8,180	(o)	1,049
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		4,420	(o)	825,192
Pay a fixed rate of 4.000% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, BNP Paribas		1,650	(o)	248,060
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		2,470	(o)	343,495
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		1,490	(o)	108,452
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		640	(o)	179,161
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		2,530	(o)	1,062,201
Pay a fixed rate of 5.210% and receive a floating rate based on 3-month LIBOR, Expires 3/03/11, Broker, Goldman Sachs Bank USA		950	(o)	10,033

				2,778,724

Total Options Purchased (Cost — $13,999,826) — 1.4%				14,160,909

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $1,210,700,551*) — 124.0%				1,237,617,471

	Par (000)
TBA Sale Commitments(k)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/25	USD	12,000		(12,465,000)
4.50%, 7/01/40		43,100		(44,662,375)
5.00%, 7/01/40		41,780		(44,143,558)
5.50%, 7/01/40		1,400		(1,502,375)
6.00%, 7/01/40		61,900		(67,142,156)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/25		46,100		(47,843,156)
4.50%, 7/01/40		16,300		(16,819,563)
5.50%, 7/01/40		5,500		(5,891,201)

Total TBA Sale Commitments (Proceeds — $238,411,403) — (24.1)%				(240,469,384)

	Contracts
Options Written
Exchange-Traded Call Options Written
Euro-Schatz Futures, Strike Price USD 109.50, Expires 8/31/10		344		(94,649)
U.S. Treasury Notes (10 Year), Strike Price USD 122.50, Expires 8/27/10		160		(222,500)

				(317,149)

Exchange-Traded Put Options Written
U.S. Treasury Notes (10 Year), Strike Price USD 119.50, Expires 8/27/10		160		(62,500)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		1,650	(o)	(1,005,109)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		950	(o)	(614,933)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		970	(o)	(717,601)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		1,860	(o)	(1,379,591)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		970	(o)	(672,413)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		1,500	(o)	(1,086,211)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		860	(o)	(698,721)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		950	(o)	(887,564)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		1,550	(o)	(1,632,063)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		2,000	(o)	(2,134,953)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		1,670	(o)	(1,838,419)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		2,200	(o)	(3,263,916)

				(15,931,494)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.		4,120	(o)	(24,948)

6	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG	1,650	(o)	$(324,115)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	950	(o)	(378,658)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	970	(o)	(132,577)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	1,860	(o)	(252,186)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG	970	(o)	(358,447)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	1,500	(o)	(720,602)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	860	(o)	(510,846)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	950	(o)	(445,457)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	1,550	(o)	(458,384)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG	2,000	(o)	(581,668)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	1,670	(o)	(484,549)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	2,200	(o)	(69,401)

			(4,741,838)

Total Options Written (Premiums Received — $ 18,716,941) — (2.1)%			(21,052,981)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 97.8%			976,095,106
Other Assets in Excess of Liabilities — 2.2%			21,487,201

Net Assets — 100.0%			$997,582,307

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,210,787,146

Gross unrealized appreciation	$42,361,817
Gross unrealized depreciation	(15,531,492)

Net unrealized appreciation	$26,830,325

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(h)	All or a portion of security has been pledged as collateral in connection with Term Asset-Backed Securities Loan Facility (“TALF”) Program.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$9,015,375	$42,141
BNP Paribas	$11,502,375	$5,547
Citibank, N.A.	$(200,375)	$(5,125)
Credit Suisse International	$(12,465,000)	$(166,875)
First Union Capital Markets	$106,375	$(250)
Goldman Sachs Bank USA	$(87,958,013)	$(850,354)
JPMorgan Chase Bank, N.A.	$52,125	$3,258
Morgan Stanley Capital Services, Inc.	$(18,703,313)	$(353,539)
Nomura Securities International, Inc.	$(9,966,340)	$(82,922)
Royal Bank of Scotland Plc	$(9,015,375)	$(25,828)
UBS AG	$(40,481,687)	$(349,203)

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Net Activity	Shares held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,090,430	$9,068,391	14,158,821	$34	$8,499

(n)	Represents the current yield as of report date.

(o)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Capital Plc	(0.02)%	6/30/10	7/01/10	$2,007,499	$2,007,500
Barclays Capital Plc	0.07%	6/30/10	7/01/10	$3,000,006	3,000,000
Barclays Capital Plc	(0.04)%	6/30/10	7/01/10	$13,720,510	13,720,525
Barclays Capital Plc	(0.10)%	6/30/10	7/01/10	$79,458,323	79,458,544
Barclays Capital Plc	0.26%	7/01/10	7/02/10	$18,715,435	18,715,300
Barclays Capital Plc	0.22%	7/01/10	7/02/10	$20,837,977	20,837,850
Barclays Capital Plc	0.16%	4/08/10	Open	$27,940,303	27,930,000
Deutsche Bank AG	0.00%	6/29/10	Open	$3,476,314	3,476,314

Total					$169,146,033

BLACKROCK FUNDS II	JUNE 30, 2010	7

Schedule of Investments (continued)	BlackRock Bond Portfolio

•	The following is a summary of outstanding TALF as of June 30, 2010:

Number of Loans	Aggregate Amount of Loans	Range of Maturity Dates	Range of Interest Rates	Value of Eligible Securities
2	$31,873,097	08/28/14-10/29/14	3.64%-3.87%	$38,676,084

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	146,000	USD	179,245	Citibank, N.A.	7/14/10	$(697)
USD	2,875,851	EUR	2,291,500	BNP Paribas	7/14/10	73,502
EUR	4,085,000	USD	5,044,281	Citibank, N.A.	8/16/10	(47,727)
EUR	4,085,000	USD	5,014,186	Citibank, N.A.	8/16/10	(17,632)
EUR	8,145,000	USD	9,836,431	Citibank, N.A.	8/16/10	126,099
USD	9,843,380	EUR	8,045,000	Citibank, N.A.	8/16/10	3,164

Total						$136,709

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
1,171	U.S. Treasury Notes (5 Year)	September 2010	$138,589,680	$891,279
50	U.S. Treasury Notes (10 Year)	September 2010	$6,127,344	10,651

Total				$901,930

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
241	U.S. Treasury Notes (2 Year)	September 2010	$52,737,578	$(154,679)
275	U.S. Treasury Bonds (30 Year)	September 2010	$35,062,500	(1,391,563)
194	Ultra Treasury Bonds	September 2010	$26,347,625	(1,245,404)

Total				$(2,791,646)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.90%(a)	3-month LIBOR	Barclays Bank Plc	September 2010	USD	34,700	$455,400
4.51%(a)	3-month LIBOR	UBS AG	September 2010	USD	24,600	517,008
1.12%(b)	3-month LIBOR	BNP Paribas	January 2012	USD	83,300	(724,404)
1.14%(a)	3-month LIBOR	BNP Paribas	February 2012	USD	42,700	367,365
1.10%(a)	3-month LIBOR	Deutsche Bank AG	February 2012	USD	41,000	317,134
1.24%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2012	USD	69,100	(512,565)
1.21%(a)	3-month LIBOR	Citibank, N.A.	May 2012	USD	79,800	525,680
1.21%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2012	USD	21,200	(141,016)
4.20%(a)	3-month LIBOR	Credit Suisse International	December 2012	USD	50,000	3,808,640
1.67%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2013	USD	10,500	130,642
1.72%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD	25,600	315,401
3.05%(b)	3-month LIBOR	Credit Suisse International	August 2014	USD	50,600	(3,199,525)
2.85%(b)	3-month LIBOR	Deutsche Bank AG	August 2014	USD	11,700	(621,298)
2.79%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	6,640	(278,674)
2.56%(b)	3-month LIBOR	Bank of America, N.A.	March 2015	USD	26,400	(917,167)
2.62%(b)	3-month LIBOR	Barclays Bank Plc	March 2015	USD	19,600	(740,004)
2.75%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2015	USD	6,500	(275,690)
2.73%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	17,300	(698,906)
2.72%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2015	USD	17,800	(701,894)
2.68%(a)	3-month LIBOR	BNP Paribas	April 2015	USD	35,000	1,280,583
2.67%(a)	3-month LIBOR	Goldman Sachs Bank USA	April 2015	USD	24,500	892,973
2.66%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	22,000	(746,725)
2.62%(b)	3-month LIBOR	Credit Suisse International	May 2015	USD	18,100	(581,869)
2.49%(b)	3-month LIBOR	Credit Suisse International	May 2015	USD	15,900	(407,050)

8	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.46%(a)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	6,400	$147,348
2.27%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2015	USD	60,700	808,986
2.36%(b)	3-month LIBOR	Citibank, N.A.	June 2015	USD	14,300	(236,508)
2.37%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2015	USD	19,500	321,173
2.34%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	67,000	988,894
2.38%(a)	3-month LIBOR	BNP Paribas	June 2015	USD	32,600	546,206
2.39%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	20,600	353,259
2.22%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2015	USD	19,900	(167,700)
2.23%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	74,900	(643,651)
2.09%(a)	3-month LIBOR	Credit Suisse International	June 2015	USD	12,700	22,772
3.22%(a)	3-month LIBOR	Citibank, N.A.	May 2019	USD	3,600	110,631
3.80%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	15,200	1,137,037
3.68%(a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	24,500	1,856,024
3.50%(a)	3-month LIBOR	Citibank, N.A.	September 2019	USD	11,800	694,171
3.50%(a)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	17,200	997,824
3.47%(a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	USD	24,000	1,323,412
5.49%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	22,200	(4,097,133)
3.50%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	3,400	(172,134)
3.46%(b)	3-month LIBOR	Bank of America, N.A.	November 2019	USD	6,050	(284,910)
3.31%(a)	3-month LIBOR	Barclays Bank Plc	December 2019	USD	34,500	1,142,490
3.31%(a)	3-month LIBOR	Royal Bank of Scotland Plc	December 2019	USD	5,300	176,594
3.40%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	14,900	(601,145)
3.62%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	10,000	586,360
3.50%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	4,400	211,279
5.67%(b)	3-month LIBOR	Citibank, N.A.	January 2020	USD	12,500	(2,569,472)
3.89%(a)	3-month LIBOR	BNP Paribas	January 2020	USD	10,700	1,036,579
3.88%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2020	USD	10,300	994,778
3.93%(a)	3-month LIBOR	BNP Paribas	January 2020	USD	13,200	1,325,578
3.89%(a)	3-month LIBOR	Credit Suisse International	January 2020	USD	15,600	1,506,451
4.87%(b)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	26,000	(3,555,102)
3.71%(b)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	22,700	(1,740,754)
3.78%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	9,500	(789,603)
3.87%(a)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	3,500	312,878
3.87%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	4,900	438,905
3.75%(a)	3-month LIBOR	Royal Bank of Scotland Plc	February 2020	USD	17,800	1,404,301
3.68%(a)	3-month LIBOR	BNP Paribas	March 2020	USD	14,000	1,013,081
3.70%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	11,800	(865,449)
3.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	10,200	707,251
3.64%(b)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	USD	18,600	(1,263,302)

BLACKROCK FUNDS II	JUNE 30, 2010	9

Schedule of Investments (continued)	BlackRock Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.73%(b)	3-month LIBOR	Barclays Bank Plc	March 2020	USD	5,100	$(386,672)
3.33%(a)	3-month LIBOR	Citibank, N.A.	March 2020	USD	11,700	1,038,800
3.77%(a)	3-month LIBOR	Citibank, N.A.	March 2020	USD	11,900	939,354
3.67%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	11,800	819,267
3.68%(b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	5,300	(372,584)
3.71%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	4,400	(320,013)
3.75%(b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	6,300	(475,259)
3.83%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	5,100	(420,587)
3.81%(b)	3-month LIBOR	UBS AG	April 2020	USD	7,500	(595,209)
3.96%(b)	3-month LIBOR	BNP Paribas	April 2020	USD	9,700	(900,124)
3.95%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD	2,500	(229,855)
4.05%(b)	3-month LIBOR	Credit Suisse International	April 2020	USD	9,000	(906,370)
4.00%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	9,500	(914,452)
3.95%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2020	USD	9,300	(857,596)
3.92%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	4,800	427,490
3.80%(a)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	12,600	978,037
3.77%(a)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	7,300	545,489
3.85%(b)	3-month LIBOR	Bank of America, N.A.	April 2020	USD	12,800	(1,044,089)
3.74%(a)	3-month LIBOR	Royal Bank of Scotland Plc	April 2020	USD	9,900	702,228
3.75%(a)	3-month LIBOR	Citibank, N.A.	April 2020	USD	6,800	489,039
3.72%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	7,100	483,223
3.64%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	6,400	394,383
4.82%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	16,300	(1,970,629)
3.57%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	9,400	519,736
3.45%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	1,000	43,512
3.48%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	7,500	347,979
3.39%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	24,200	(932,798)
3.48%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	6,500	(301,598)
3.60%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	9,400	(457,305)
3.47%(b)	3-month LIBOR	Bank of America, N.A.	May 2020	USD	13,500	(598,447)
3.46%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	1,800	(77,782)
3.25%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	3,400	81,254
3.60%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	11,800	(511,739)
3.60%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	19,000	(829,686)
3.39%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	1,900	68,459
3.80%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	31,000	(1,102,268)
3.43%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	5,700	223,914
3.36%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	3,300	(107,620)
3.34%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	13,700	417,084

10	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.37%(b)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	7,300	$(241,239)
4.80%(b)	3-month LIBOR	Citibank, N.A.	June 2020	USD	16,500	(1,768,725)
3.39%(a)	3-month LIBOR	Credit Suisse International	June 2020	USD	10,900	374,976
3.39%(b)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	2,900	(98,712)
3.34%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	8,000	239,228
3.31%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	13,100	358,955
3.26%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	2,000	44,138
3.01%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD	1,900	(942)
3.06%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	2,900	10,091
3.05%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	6,400	18,820
3.02%(a)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	4,200	700
3.46%(b)	3-month LIBOR	BNP Paribas	October 2020	USD	9,400	(254,737)
5.41%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	6,610	1,617,468
4.44%(b)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	6,200	(947,026)
4.52%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	4,900	807,607
3.50%(b)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	2,700	76,943
4.48%(a)	3-month LIBOR	Citibank, N.A.	April 2040	USD	1,900	284,644
4.44%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2040	USD	3,800	(541,625)

Total						$(4,571,432)

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB	USD	1,900	$(11,822)

1	Using S&P’s rating of the issuer.

2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
2.62%[3]	—	Morgan Stanley Capital Services, Inc.	May 2020	USD	19,500	$397,800	[4]
2.52%[3]	—	Deutsche Bank AG	May 2020	USD	11,700	132,210	[4]

Total						$530,010

3	Payments made at expiration.

4	Based on the change in the return of the Consumer Price Index for All Urban Consumers.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	JUNE 30, 2010	11

Schedule of Investments (continued)	BlackRock Bond Portfolio

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$86,022,079	$9,739,146	$95,761,225
Corporate Bonds	—	292,087,611	—	292,087,611
Foreign Agency Obligations	—	77,698,935	—	77,698,935
Foreign Government Obligations	—	10,313,453	—	10,313,453
Non-Agency Mortgage-Backed Securities	—	134,204,945	13,509,031	147,713,976
Preferred Securities	—	14,807,844	—	14,807,844
Project Loans	—	—	96,306	96,306
Taxable Municipal Bonds	—	25,743,324	—	25,743,324
U.S. Government Sponsored Agency Securities	—	347,001,508	—	347,001,508
U.S. Treasury Obligations	—	198,073,559	—	198,073,559
Short-Term Securities	$14,158,821	—	—	14,158,821
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(240,469,384)	—	(240,469,384)
TALF Loans	—	(31,873,097)	—	(31,873,097)

Total	$14,158,821	$913,610,777	$23,344,483	$951,114,081

	Derivative Financial Instruments[5]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$202,765	—	$202,765
Interest rate contracts	$902,167	55,288,578	—	56,190,745
Other risk contracts	—	—	$530,010	530,010
Liabilities:
Credit contracts	—	(11,822)	—	(11,822)
Foreign currency exchange contracts	—	(66,056)	—	(66,056)
Interest rate contracts	(3,171,295)	(66,372,670)	—	(69,543,965)

Total	$(2,269,128)	$(10,959,205)	$530,010	$(12,698,323)

[5]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Balance, as of September 30, 2009	$8,739,763	—	$313,171	$9,052,934
Accrued discounts/premiums	1,205	$26,208	42	27,455
Net realized gain (loss)	(569)	—	(321)	(890)
Net change in unrealized appreciation/depreciation[6]	222,537	122,694	807	346,038
Purchases	8,839,198	13,360,129	—	22,199,327
Sales	(525,943)	—	(217,393)	(743,336)
Transfers in7	—	—	—	—
Transfers out[7]	(7,537,045)	—	—	(7,537,045)

Balance, as of June 30, 2010	$9,739,146	$13,509,031	$96,306	$23,344,483

Assets/Liabilities:	TALF Loans[8]	Derivative Financial Instruments[9]	Total
Balance, as of September 30, 2009	$(16,544,690)	$(941,516)	$(17,486,206)
Net realized gain (loss)	—	(766,401)	(766,401)
Net change in unrealized appreciation/depreciation[6]	—	2,237,927	2,237,927
Sales	160,360	—	160,360
Transfers in7	—	—	—
Transfers out[7]	16,384,330	—	16,384,330

Balance, as of June 30, 2010	$—	$530,010	$530,010

[6]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $830,928.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

[8]

As of September 30, 2009, the Fund had TALF loans totaling $16,544,690 which were fair valued based in accordance with policies approved by the Fund’s Board of Directors (the “Board”) using unobservable inputs. During 2010, the Fund began valuing these TALF loans utilizing quotations received from a Board approved pricing service whose valuation methodologies use inputs which may include, but are not limited to, prepayment assumptions, discount rates and valuation of the non-recourse put option. The assumptions used by the pricing

12	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Bond Portfolio

service are derived substantially from observable market data and are considered by the Fund as Level 2 valuation inputs. Previously, the Fund fair valued the TALF loans utilizing methods which included unobservable inputs resulting in a Level 3 designation. As a result of the change in valuation methodologies, as of June 30, 2010, $16,384,330 of the Fund’s liabilities at fair value attributable to TALF loans were transferred from Level 3 to Level 2.

[9]	Derivative financial instruments are swaps.

BLACKROCK FUNDS II	JUNE 30, 2010	13

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities — 0.0%
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.71%, 1/21/11(a)(b)	$1		$536

Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	3		2,699

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 10.0%
Fannie Mae:
Series 2003-9, Class EA, 4.50%, 10/25/17	10,668		11,204,658
Series 1996-48, Class Z, 7.00%, 11/25/26	1,518		1,696,031
Series 2002-70, Class QG, 5.50%, 6/25/31	24,375		25,114,193
Series 2010-84, Class FB, 0.80%, 5/25/40	48,500		48,500,000
Freddie Mac:
Series 3033, Class HE, 4.50%, 9/15/18	14,000		14,464,307
Series 3659, Class UA, 5.00%, 1/15/34	11,623		12,293,771
Ginnie Mae:
Series 2004-44, Class PB, 5.50%, 9/20/29	3,661		3,664,688
Series 2004-34, Class PC, 5.50%, 10/20/29	181		181,005
Series 2005-91, Class UP, 13.60%, 9/16/31(b)	3,445		4,476,801
Series 2002-45, Class PG, 6.00%, 3/17/32	6,096		6,614,888
Series 2004-83, Class CD, 11.47%, 10/20/34(b)	422		453,707

			128,664,049

Interest Only Collateralized Mortgage Obligations — 0.9%
Ginnie Mae:
Series 2009-106, Class SL, 5.75%, 4/20/36(b)	33,799		3,714,312
Series 2007-5, Class SA, 7.01%, 2/20/37(b)	23,744		3,208,354
Series 2007-8, Class SD, 5.85%, 3/20/37(b)	7,422		686,980
Series 2007-19, Class SJ, 5.85%, 4/20/37(b)	4,848		448,632
Series 2007-45, Class QB, 6.25%, 7/20/37(b)	15,572		1,737,329
Series 2007-40, Class SG, 6.33%, 7/20/37(b)	17,739		1,724,341

			11,519,948

Mortgage-Backed Securities — 167.9%
Fannie Mae Mortgage-Backed Securities:
8.00%, 8/01/14	23		24,489
5.00%, 1/01/21-3/01/21	84		89,997
5.50%, 1/01/22-4/01/35(c)	3,082		3,321,158
4.50%, 7/01/25-7/01/40(d)	83,400		86,458,282
6.00%, 10/01/37-10/01/38(c)	35,801		38,925,186
5.50%, 7/01/40(d)	5,200		5,569,000
6.00%, 7/01/40(d)	28,200		30,517,687
Freddie Mac Mortgage-Backed Securities:
6.00%, 11/01/13-8/01/16	23		24,989
9.00%, 12/01/19(e)	—		337
5.50%, 1/01/22-5/01/22	258		279,248
7.50%, 2/01/27-3/01/27	6		6,598
8.00%, 10/17/30-3/17/32	8,978		10,334,914
4.50%, 10/01/35	114		118,908
U.S. Government Sponsored Agency Securities
Ginnie Mae Mortgage-Backed Securities:
11.00%, 9/15/10(e)	—		11
17.00%, 11/15/11-12/15/11	9		9,130
16.00%, 3/15/12-4/15/12	9		9,587
12.00%, 2/15/13-6/15/15	13		14,202
11.50%, 4/15/13-12/15/15	21		23,451
14.50%, 4/15/13	7		7,544
15.00%, 6/15/13	11		12,693
10.00%, 2/15/16-6/15/18	156		172,133
9.50%, 3/15/16-9/15/22	489		560,344
9.00%, 4/15/16-10/15/21	235		265,474
6.50%, 5/15/16-3/20/40	16,595		18,510,527
8.50%, 6/15/16-2/15/25	181		205,984
5.50%, 7/15/16-7/15/39	39,607		42,954,919
6.00%, 7/15/16-3/20/40(c)	282,021		309,632,065
8.00%, 1/15/17-5/15/30	386		443,213
7.00%, 9/15/17-5/15/32	2,539		2,867,628
7.50%, 2/15/22-9/15/30	1,201		1,362,275
5.00%, 11/15/32-12/15/39(c)	230,397		246,280,884
4.50%, 12/15/34-8/15/39	135,568		141,540,065
4.00%, 7/01/40(d)	500		508,125
4.50%, 7/01/40(d)	328,800		341,691,837
5.00%, 7/01/40(d)	188,300		200,598,344
5.50%, 7/01/40(d)	396,000		427,335,937
6.00%, 7/01/40(d)	102,596		111,620,938
6.50%, 7/01/40(d)	129,300		141,583,500

			2,163,881,603

Total U.S. Government Sponsored Agency Securities — 178.8%			2,304,065,600

U.S. Treasury Obligations — 1.2%
U.S. Treasury Notes,
3.50%, 5/15/20(f)(g)	14,800		15,489,088

Total Long-Term Investments (Cost — $2,273,000,733) — 180.0%			2,319,557,923

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(h)(i)	361,315,194		361,315,194

Total Short-Term Securities (Cost — $361,315,194) — 28.1%			361,315,194

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
1-year Euro-Dollar Futures, Strike Price USD 97.25, Expires 9/10/10	621		3,881

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Deutsche Bank AG	9,150	(j)	6,120,299
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	1,000	(j)	840,061

			6,960,360

14	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased
Pay a fixed rate 3.950% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Deutsche Bank AG	9,150	(j)	$1,474,581
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	1,000	(j)	279,940
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 7/26/10, Broker, Credit Suisse International	41,500	(j)	41

			1,754,562

Total Options Purchased (Cost — $9,758,556) — 0.7%			8,718,803

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $2,644,074,483*) — 208.8%			2,689,591,920

	Par (000)
TBA Sale Commitments(d)
Fannie Mae Mortgage-Backed Securities:
4.50%, 7/01/40	$81,500		(84,454,375)
5.50%, 7/01/40	1,600		(1,717,000)
6.00%, 7/01/40	35,600		(38,614,875)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 7/01/40	275,600		(286,665,609)
5.00%, 7/01/40	71,800		(76,489,437)
5.50%, 7/01/40	227,500		(245,777,188)
6.00%, 7/01/40	246,196		(268,262,814)

Total TBA Sale Commitments (Proceeds — $998,140,987) — (77.8)%			(1,001,981,298)

	Contracts(j)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG	2,650		(1,614,266)
Pay a fixed rate of 5.250% and receive a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker, Citibank, N.A.	860		(956,584)

			(2,570,850)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG	2,650		(520,548)
Receive a fixed rate of 5.250% and pay a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker, Citibank, N.A.	860		(339,583)

			(860,131)

Total Options Written (Premiums Received — $3,270,000) — (0.3)%			(3,430,981)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 130.7%			1,684,179,641
Liabilities in Excess of Other Assets — (30.7)%			(395,857,249)

Net Assets — 100.0%			$1,288,322,392

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,644,191,204

Gross unrealized appreciation	$49,531,626
Gross unrealized depreciation	(4,130,910)

Net unrealized appreciation	$45,400,716

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$7,028,125	$68,486
Barclays Bank Plc	$265,625	$—
BNP Paribas	$79,253,993	$1,391,376
Citibank, N.A.	$14,203,510	$294,826
Credit Suisse International	$175,577,188	$1,644,869
Deutsche Bank AG	$3,650,406	$22,570
Goldman Sachs Bank USA	$88,528,630	$(176,327)
JPMorgan Chase Bank, N.A.	$108,215,281	$1,254,766
Morgan Stanley Capital Services, Inc.	$(132,820,406)	$(946,336)

(e)	Par is less than $500.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(g)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Net Activity	Shares held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	41,423,569	$319,891,625	361,315,194	$1,277	$256,037

(i)	Represents the current yield as of report date.

(j)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	(0.10)%	6/30/10	07/01/2010	$15,206,833	$15,206,875

BLACKROCK FUNDS II	JUNE 30, 2010	15

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
49	U.S. Treasury Notes (5 Year)	September 2010	$5,799,227	$62,506
1,255	U.S. Treasury Notes (10 Year)	September 2010	$153,796,328	97,808
612	Euro Dollar Futures	December 2010	$151,821,900	73,601

Total				$233,915

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
56	U.S. Treasury Notes (2 Year)	September 2010	$12,254,375	$(3,377)
56	Euro Dollar Futures	September 2010	$13,908,300	9,446
56	Euro Dollar Futures	March 2011	$13,882,400	(37,012)
37	Euro Dollar Futures	June 2011	$9,163,050	(58,725)
37	Euro Dollar Futures	September 2011	$9,149,637	(79,012)
705	Euro Dollar Futures	December 2011	$173,976,375	(663,384)
37	Euro Dollar Futures	March 2012	$9,112,175	(99,587)

Total				$(931,651)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.60%(a)	3-month LIBOR	Deutsche Bank AG	February 2011	USD	31,100	$363,914
2.43%(b)	3-month LIBOR	Deutsche Bank AG	April 2014	USD	15,800	(538,138)
3.82%(b)	3-month LIBOR	Royal Bank of Scotland Plc	April 2020	USD	10,000	(805,893)

Total						$(980,117)

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
—	4.50%	Morgan Stanley Capital Services, Inc.	January 2040	USD	22,474	$(389,801)[1]

1	Based on the change in the return of the Markit IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	—	$536	$536
Project Loans	—	—	2,699	2,699
U.S. Government Sponsored Agency Securities	—	$2,304,065,600	—	2,304,065,600
U.S. Treasury Obligations	—	15,489,088	—	15,489,088
Short-Term Securities	$361,315,194	—	—	361,315,194
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(1,001,981,298)	—	(1,001,981,298)

Total	$361,315,194	$1,317,573,390	$3,235	$1,678,891,819

16	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$247,242	$9,078,836	—	$9,326,078
Liabilities:
Interest rate contracts	(941,097)	(4,775,012)	$(389,801)	(6,105,910)

Total	$(693,855)	$4,303,824	$(389,801)	$3,220,168

[2]

Derivative financial instruments are financial futures contracts, swaps, options purchased and options written. Financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Asset- Backed Securities	Project Loans	Derivative Financial Instruments[3]	Total
Balance, as of September 30, 2009	$536	$2,838	—	$3,374
Accrued discounts/premiums	—	(3)	—	(3)
Net realized gain (loss)	—	(2)	—	(2)
Net change in unrealized appreciation/depreciation[4]	—	6	$(389,801)	(389,795)
Sales	—	(140)	—	(140)
Transfers in5	—	—	—	—
Transfers out[5]	—	—	—	—

Balance, as of June 30, 2010	$536	$2,699	$(389,801)	$(386,566)

[3]	Derivative financial instruments are swaps.

[4]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $(389,795).

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	JUNE 30, 2010	17

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Fannie Mae Whole Loan, Series 1996-W1, Class AL,
7.25%, 3/25/26	$321	$336,177
Small Business Administration, Series 2003-10A, Class 1,
4.63%, 3/10/13	516	539,044
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.71%, 1/21/11(a)(b)(c)	—	419

Total Asset-Backed Securities — 0.1%		875,640

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.4%
Countrywide Alternative Loan Trust:
Series 2008-2R, Class 3A1, 6.00%, 8/25/37	9,016	6,359,095
Series 2008-2R, Class 4A1, 6.25%, 8/25/37	20,202	16,403,835
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-4, Class 3A16, 5.50%, 6/25/35	7,480	6,916,128
Series 2005-5, Class 2A8, 5.50%, 7/25/35	3,879	3,623,040
Series 2005-11, Class 6A5, 6.00%, 12/25/35	5,643	5,031,273
Residential Funding Mortgage Securities I, Series 2007-S2, Class A3,
6.00%, 2/25/37	7,757	7,545,445

		45,878,816

Interest Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc., Series 1987-1,
11.00%, 2/17/17	11	1,465

Principal Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc., Series 1987-1,
0.34%, 2/17/17(d)	11	10,945

Total Non-Agency Mortgage-Backed Securities — 4.4%		45,891,226

Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	1	514
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.5%
Fannie Mae,
2.63%, 11/20/14	6,895	7,126,072
Freddie Mac,
1.13%, 12/15/11(e)(f)	18,755	18,903,089
Small Business Administration Participation Certificates:
Series 1996-20J, 7.20%, 10/01/16	37	39,939
Series 1998-20J, Class 1, 5.50%, 10/01/18	44	46,812

		26,115,912

Collateralized Mortgage Obligations — 4.0%
Fannie Mae, Series 2002-59, Class B,
5.50%, 9/25/17	5,286	5,714,763
Freddie Mac, Series 3207, Class NB,
6.00%, 11/15/30	3,827	3,885,372
Ginnie Mae:
Series 2005-10, Class ZB, 5.18%, 12/16/44(c)	3,623	3,743,757
Series 2005-9, Class Z, 4.65%, 1/16/45(c)	6,404	5,865,838
Series 2005-29, Class Z, 4.25%, 4/16/45(c)	5,603	4,982,904
Series 2005-67, Class Z, 4.72%, 8/16/45(c)	6,880	6,629,403
Series 2005-59, Class ZA, 4.96%, 3/16/46(c)	10,996	10,914,150

		41,736,187

Federal Deposit Insurance Corporation Guaranteed — 0.8%
General Electric Capital Corp.:
2.00%, 9/28/12	6,450	6,604,000
2.13%, 12/21/12	1,805	1,855,699

		8,459,699

Interest Only Collateralized Mortgage Obligations — 4.9%
Fannie Mae:
Series 2006-58, Class SI, 6.19%, 7/25/36(c)	26,485	3,208,933
Series 2010-2, Class SG, 6.10%, 10/25/39(c)	47,562	4,696,042
Freddie Mac:
Series 1220, Class B, 1.15%, 2/15/22(c)	806	157,331
Series 3153, Class SI, 6.24%, 5/15/36(c)	31,296	3,856,551
Ginnie Mae:
Series 2006-49, Class SA, 6.11%, 2/20/36(c)	14,104	1,267,827
Series 2009-106, Class SL, 5.75%, 4/20/36(c)	26,595	2,922,595
Series 2007-7, Class JI, 5.85%, 2/20/37(c)	22,672	2,717,779
Series 2007-23, Class ST, 5.85%, 4/20/37(c)	12,183	1,128,451
Series 2007-36, Class SG, 6.12%, 6/20/37(c)	28,116	3,089,835
Series 2009-33, Class SN, 5.95%, 5/20/39(c)	32,250	2,897,989
Series 2009-64, Class SY, 5.75%, 8/20/39(c)	25,190	2,515,559
Series 2009-92, Class SC, 5.85%, 10/16/39(c)	33,163	3,313,337
Series 2009-110, Class CS, 6.04%, 11/16/39(c)	42,632	4,670,311
Series 2004-10, 0.81%, 1/16/44(c)	49,834	1,157,311
Series 2004-77, 0.59%, 9/16/44(c)	114,959	2,613,304
Series 2005-9, 0.75%, 1/16/45(c)	99,701	3,331,384
Series 2005-50, 0.88%, 6/16/45(c)	27,011	1,039,614
Series 2006-15, 0.80%, 4/16/46(c)	127,287	4,358,112
Series 2006-30, 0.77%, 5/16/46(c)	47,288	1,861,116

		50,803,381

Mortgage-Backed Securities — 166.1%
Fannie Mae Mortgage-Backed Securities:
4.00%, 6/01/25(e)	38,948	40,529,677
4.00%, 7/01/25-7/01/40(g)	62,900	63,686,571
5.00%, 7/01/25-7/01/40(g)	288,100	304,710,281
5.50%, 7/01/25-7/01/40(g)	113,100	121,365,969
6.00%, 5/01/33-11/01/39(e)	130,391	142,148,683
5.50%, 3/01/35-1/01/40(e)	174,546	187,777,184
5.00%, 6/01/35-6/01/40(e)	105,445	111,751,068
4.49%, 11/01/35(c)	17,938	18,650,354
4.50%, 7/01/40(g)	453,100	469,504,250
6.00%, 7/01/40(g)	41,000	44,470,938
6.50%, 7/01/40(g)	29,600	32,384,250
Freddie Mac Mortgage-Backed Securities:
13.00%, 4/01/14(a)	—	235

18	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
4.00%, 5/01/25-6/01/25	$33,070		$34,387,161
5.50%, 7/01/25(g)	500		539,375
5.00%, 9/01/33-4/01/36	34,479		36,628,820
4.50%, 7/01/40(g)	1,600		1,654,000
6.00%, 7/01/40(g)	28,700		30,906,312
Ginnie Mae Mortgage-Backed Securities:
7.00%, 6/15/23-3/15/24	1		643
3.00%, 9/15/35	98		103,639
4.50%, 7/01/40(g)	37,600		39,098,219
5.00%, 7/01/40(g)	29,400		31,209,754
6.50%, 7/01/40(g)	10,800		11,853,000

			1,723,360,383

Total U.S. Government Sponsored Agency Securities — 178.3%			1,850,475,562

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/20(e)(f)	12,345		18,449,985
8.13%, 8/15/21	12,860		18,811,762
8.00%, 11/15/21	100,950		146,819,156
4.38%, 5/15/40	6,865		7,424,909
U.S. Treasury Notes:
0.63%, 5/31/12(h)	5,975		5,992,268
2.13%, 5/31/15(h)	1,782		1,812,633
1.88%, 6/30/15(h)	58,740		58,964,857
2.75%, 2/15/19	40,435		40,283,369
3.50%, 5/15/20(h)	150		156,984

Total U.S. Treasury Obligations — 28.8%			298,715,923

Total Long-Term Investments (Cost — $2,170,263,039) — 211.6%			2,195,958,865

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(i)(j)	45,833,784		45,833,784

Total Short-Term Securities (Cost — $45,833,784) — 4.4%			45,833,784

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
1-year Euro-Dollar Futures, Strike Price USD 97.25, Expires 9/10/10	240		1,500
1-year Euro-Dollar Futures, Strike Price USD 97.75, Expires 9/10/10	3,024		56,700

			58,200

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.150% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Deutsche Bank AG	9,370	(k)	341,644
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International	2,610	(k)	1,279,853
Receive a fixed rate of 3.700% and pay a floating rate based on 3-month LIBOR, Expires 11/08/10, Broker, BNP Paribas	4,160	(k)	2,228,688
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 1/27/11, Broker, BNP Paribas	1,470	(k)	811,359
Receive a fixed rate of 4.005% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA	1,750	(k)	1,232,416
Receive a fixed rate of 4.035% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Royal Bank of Scotland Plc	6,720	(k)	4,873,962
Receive a fixed rate of 4.040% and pay a floating rate based on 3-month LIBOR, Expires 5/06/11, Broker, Royal Bank of Scotland Plc	1,000	(k)	728,363
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	1,580	(k)	445,669
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	670	(k)	562,841
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	2,690	(k)	2,888,044
Receive a fixed rate of 5.225% and pay a floating rate based on 3-month LIBOR, Expires 4/27/15, Broker, Deutsche Bank AG	530	(k)	575,963

			15,968,802

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	9,370	(k)	1,239
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	9,370	(k)	1,201
Pay a fixed rate of 3.700% and receive a floating rate based on 3-month LIBOR, Expires 11/08/10, Broker, BNP Paribas	4,160	(k)	262,387
Pay a fixed rate of 4.005% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA	1,750	(k)	261,262
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International	2,610	(k)	362,965
Pay a fixed rate of 4.035% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Royal Bank of Scotland Plc	6,720	(k)	914,558
Pay a fixed rate of 4.040% and receive a floating rate based on 3-month LIBOR, Expires 5/06/11, Broker, Royal Bank of Scotland Plc	1,000	(k)	135,733
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	1,580	(k)	115,003
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	670	(k)	187,560
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	2,690	(k)	1,129,376
Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR, Expires 4/27/15, Broker, Deutsche Bank AG	530	(k)	219,576

			3,590,860

Total Options Purchased (Cost — $19,946,968) — 1.9%			19,617,862

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $2,236,043,791*) — 217.9%			2,261,410,511

BLACKROCK FUNDS II	JUNE 30, 2010	19

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
TBA Sale Commitments(g)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/25-7/01/40	$90,300		$(92,473,719)
5.50%, 7/01/25-7/01/40	186,500		(200,133,344)
4.50%, 7/01/40	453,100		(469,504,250)
5.00%, 7/01/40	338,000		(357,200,875)
6.00%, 7/01/40	106,800		(115,844,625)
6.50%, 7/01/40	14,800		(16,210,625)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/25	14,200		(14,736,937)
4.50%, 7/01/40	800		(828,500)
5.00%, 7/01/40	25,900		(27,397,344)
6.00%, 7/01/40	28,700		(30,906,312)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 7/01/40	18,800		(19,581,375)
5.00%, 7/01/40	14,700		(15,632,458)

Total TBA Sale Commitments (Proceeds — $1,349,914,520) — (131.1)%			(1,360,450,364)

	Contracts
Options Written
Exchange-Traded Call Options Written
U.S. Treasury Notes (10 Year), Strike Price USD 122.50, Expires 8/27/10	170		(236,406)

Exchange-Traded Put Options Written
3-month Euro-Dollar Futures, Strike Price USD 98.50, Expires 9/13/10	150		(7,500)
U.S. Treasury Notes (10 Year), Strike Price USD 119.50, Expires 8/27/10	170		(66,406)

			(73,906)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, Expires 12/23/10, Broker, Morgan Stanley Capital Services, Inc.	4,000	(k)	(1,404,047)
Pay a fixed rate of 4.025% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, JPMorgan Chase Bank, N.A.	6,720	(k)	(4,829,483)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	1,010	(k)	(653,771)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	1,030	(k)	(761,988)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	1,970	(k)	(1,461,180)
Pay a fixed rate of 4.065% and receive a floating rate based on 3-month LIBOR, Expires 5/11/11, Broker, Bank of America, N.A.	1,680	(k)	(1,251,657)
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Bank of America, N.A.	1,340	(k)	(935,642)
Pay a fixed rate of 4.310% and receive a floating rate based on 3-month LIBOR, Expires 2/14/11, Broker, JPMorgan Chase Bank, N.A.	2,000	(k)	(1,910,768)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	1,610	(k)	(1,165,867)
Pay a fixed rate of 4.325% and receive a floating rate based on 3-month LIBOR, Expires 4/15/11, Broker, Deutsche Bank AG	3,000	(k)	(2,808,208)
Pay a fixed rate of 4.490% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	1,310	(k)	(1,248,717)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	920	(k)	(747,469)
Pay a fixed rate of 4.825% and receive a floating rate based on 3-month LIBOR, Expires 5/05/20, Broker, Credit Suisse International	1,180	(k)	(919,577)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	960	(k)	(896,907)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	1,480	(k)	(1,558,357)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	1,770	(k)	(1,948,504)
Pay a fixed rate of 5.010% and receive a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker, Deutsche Bank AG	1,660	(k)	(1,894,018)

			(26,396,160)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.	4,360	(k)	(26,401)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 1/05/11, Broker, Bank of America, N.A.	10,000	(k)	(9,343)
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, Expires 12/23/10, Broker, Morgan Stanley Capital Services, Inc.	4,000	(k)	(724,037)
Receive a fixed rate of 4.025% and pay floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, JPMorgan Chase Bank, N.A.	6,720	(k)	(927,830)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	1,010	(k)	(402,573)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	1,030	(k)	(140,778)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	1,970	(k)	(267,101)
Receive a fixed rate of 4.065% and pay a floating rate based on 3-month LIBOR, Expires 5/11/11, Broker, Bank of America, N.A.	1,680	(k)	(224,787)
Receive a fixed rate of 4.150% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Bank of America, N.A.	1,340	(k)	(492,771)
Receive a fixed rate of 4.310% and pay a floating rate based on 3-month LIBOR, Expires 2/14/11, Broker, JPMorgan Chase Bank, N.A.	2,000	(k)	(96,539)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	1,610	(k)	(773,446)
Receive a fixed rate of 4.325% and pay a floating rate based on 3-month LIBOR, Expires 4/15/11, Broker, Deutsche Bank AG	3,000	(k)	(233,345)
Receive a fixed rate of 4.490% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG	1,310	(k)	(230,283)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	920	(k)	(546,487)
Receive a fixed rate of 4.825% and pay a floating rate based on 3-month LIBOR, Expires 5/05/20, Broker, Credit Suisse International	1,180	(k)	(677,133)

20	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	960	(k)	$(450,146)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	1,480	(k)	(437,683)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	1,770	(k)	(513,563)
Receive a fixed rate of 5.010% and pay a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker, Deutsche Bank AG	1,660	(k)	(420,388)

			(7,594,634)

Total Options Written (Premiums Received — $32,248,395) — (3.3)%			(34,301,106)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 83.5%			866,659,041
Other Assets Less Liabilities — 16.5%			171,219,517

Net Assets — 100.0%			$1,037,878,558

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,236,268,492

Gross unrealized appreciation	$40,782,655
Gross unrealized depreciation	(15,640,636)

Net unrealized appreciation	$25,142,019

(a)	Par is less than $500.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(60,453,719)	$(698,210)
Barclays Bank Plc	$50,546,438	$535,283
BNP Paribas	$(6,321,125)	$(267,750)
Citibank, N.A.	$10,667,313	$73,447
Commerzbank AG	$15,751,000	$213,750
Credit Suisse International	$415,969	$76,063
Deutsche Bank AG	$(12,476,594)	$(178,437)
Goldman Sachs Bank USA	$(16,480,375)	$1,186,798
Greenwich Capital Markets	$(29,407,344)	$(15,086)
JPMorgan Chase Bank, N.A.	$72,851,078	$1,053,828
Morgan Stanley Capital Services, Inc.	$(41,863,398)	$(545,636)
RBC Dain Rauscher	$(14,922,000)	$(130,500)
UBS AG	$(9,991,219)	$(238,015)
Weeden & Co., Inc.	$(182,275,969)	$(2,905,297)
Wells Fargo & Co.	$14,892,500	$42,109

(h)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Net Activity	Shares held at June 30, 2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	17,148,171	28,685,613	45,833,784	$24,968

(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	(0.10)%	6/30/10	7/01/10	$157,312	$157,312
Barclays Bank Plc	(0.04)%	6/30/10	7/01/10	$46,521,167	46,521,219
Barclays Bank Plc	(0.02)%	6/30/10	7/01/10	$2,007,499	2,007,500
Barclays Bank Plc	0.07%	6/30/10	7/01/10	$29,000,056	29,000,000

Total					$77,686,031

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
4,737	U.S. Treasury Notes (10 Year)	September 2010	$580,504,547	$8,535,013

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
849	U.S. Treasury Notes (2 Year)	September 2010	$185,785,079	$(663,502)
1,768	U.S. Treasury Notes (5 Year)	September 2010	$209,245,563	(2,868,343)
559	U.S. Treasury Bonds (30 Year)	September 2010	$71,272,500	(2,828,796)
77	U.S. Ultra Treasury Bonds	September 2010	$10,457,563	(494,327)
72	Euro Dollar Futures	September 2010	$17,882,100	(12,976)
37	Euro Dollar Futures	December 2010	$9,178,775	(4,359)
237	Euro Dollar Futures	March 2011	$58,752,300	(119,383)
208	Euro Dollar Futures	June 2011	$51,511,200	(194,223)
235	Euro Dollar Futures	September 2011	$58,112,563	(285,379)
454	Euro Dollar Futures	December 2011	$112,035,850	(152,633)
108	Euro Dollar Futures	March 2012	$26,597,700	(116,901)
66	Euro Dollar Futures	June 2012	$16,216,200	(47,353)

BLACKROCK FUNDS II	JUNE 30, 2010	21

Schedule of Investments (continued)	BlackRock Government Income Portfolio

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
58	Euro Dollar Futures	September 2012	$14,217,250	$(54,664)
58	Euro Dollar Futures	December 2012	$14,182,450	(57,072)
58	Euro Dollar Futures	March 2013	$14,152,725	(58,159)
16	Euro Dollar Futures	June 2013	$3,895,600	(3,440)

Total				$(7,961,510)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.62%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2011	USD	28,700	$(263,877)
1.18%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	January 2012	USD	133,300	312,672
1.12%(a)	3-month LIBOR	BNP Paribas	January 2012	USD	80,200	(697,445)
1.14%(b)	3-month LIBOR	BNP Paribas	February 2012	USD	40,900	351,879
1.10%(b)	3-month LIBOR	Deutsche Bank AG	February 2012	USD	39,100	309,488
1.24%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2012	USD	73,000	(541,495)
1.21%(b)	3-month LIBOR	Citibank, N.A.	May 2012	USD	84,600	557,299
1.21%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2012	USD	22,200	(147,668)
1.26%(b)	3-month LIBOR	Deutsche Bank AG	May 2012	USD	19,200	126,331
1.06%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2012	USD	50,000	(88,952)
1.07%(b)	3-month LIBOR	UBS AG	June 2012	USD	50,000	105,349
1.67%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2013	USD	10,100	125,665
1.72%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD	27,000	332,650
2.79%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	7,020	(296,391)
2.70%(a)	3-month LIBOR	Credit Suisse International	February 2015	USD	50,000	(2,217,898)
2.69%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	USD	25,600	1,097,159
2.56%(a)	3-month LIBOR	Bank of America, N.A.	March 2015	USD	29,700	(1,031,813)
2.62%(a)	3-month LIBOR	Barclays Bank Plc	March 2015	USD	22,100	(834,392)
2.60%(b)	3-month LIBOR	Royal Bank of Scotland Plc	March 2015	USD	35,000	1,240,164
2.73%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	19,200	(775,665)
2.72%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2015	USD	19,800	(780,759)
2.68%(b)	3-month LIBOR	BNP Paribas	April 2015	USD	10,000	365,881
2.67%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2015	USD	26,800	976,803
2.66%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	23,400	(794,244)
2.62%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD	19,100	(614,016)
2.49%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD	16,800	(430,091)
2.46%(b)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	6,800	156,557
2.27%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2015	USD	64,700	862,296
2.36%(a)	3-month LIBOR	Citibank, N.A.	June 2015	USD	15,100	(249,740)
2.37%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2015	USD	27,000	444,701
2.38%(b)	3-month LIBOR	BNP Paribas	June 2015	USD	34,400	576,365
2.33%(b)	3-month LIBOR	UBS AG	June 2015	USD	36,200	517,477
2.26%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2015	USD	64,400	680,226
2.22%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2015	USD	20,900	(176,128)
2.20%(a)	3-month LIBOR	Bank of America, N.A.	June 2015	USD	115,000	(862,971)
2.20%(b)	3-month LIBOR	Credit Suisse International	June 2015	USD	25,000	179,564

22	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.22%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2015	USD	10,500	$85,061
2.09%(b)	3-month LIBOR	Credit Suisse International	June 2015	USD	13,300	23,848
2.79%(a)	3-month LIBOR	Deutsche Bank AG	June 2017	USD	8,200	(121,037)
3.92%(a)	3-month LIBOR	Citibank, N.A.	June 2019	USD	11,000	(919,487)
3.94%(a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	25,000	(2,504,622)
3.71%(b)	3-month LIBOR	Barclays Bank Plc	August 2019	USD	15,100	1,186,813
3.68%(b)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	29,200	2,212,078
3.51%(b)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	6,500	390,720
3.50%(b)	3-month LIBOR	Citibank, N.A.	September 2019	USD	13,600	800,061
3.50%(b)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	19,500	1,133,827
3.66%(a)	3-month LIBOR	Barclays Bank Plc	September 2019	USD	21,400	(1,529,311)
3.43%(a)	3-month LIBOR	Deutsche Bank AG	October 2019	USD	7,000	(348,670)
3.45%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	55,000	(2,796,318)
3.50%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	3,900	(198,378)
3.31%(b)	3-month LIBOR	Barclays Bank Plc	December 2019	USD	35,200	1,165,671
3.31%(b)	3-month LIBOR	Royal Bank of Scotland Plc	December 2019	USD	5,400	179,925
3.40%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	35,300	(1,424,190)
3.62%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	10,000	586,360
3.50%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	4,400	212,005
3.70%(b)	3-month LIBOR	Credit Suisse International	December 2019	USD	6,000	385,628
3.89%(b)	3-month LIBOR	BNP Paribas	January 2020	USD	10,500	1,017,204
3.93%(b)	3-month LIBOR	BNP Paribas	January 2020	USD	12,900	1,294,222
3.89%(b)	3-month LIBOR	Credit Suisse International	January 2020	USD	15,200	1,466,376
3.78%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	20,000	(1,685,787)
3.78%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	10,500	(875,159)
3.87%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	5,500	492,649
3.75%(b)	3-month LIBOR	Royal Bank of Scotland Plc	February 2020	USD	34,500	2,721,820
3.70%(b)	3-month LIBOR	Credit Suisse International	March 2020	USD	41,000	3,038,026
3.68%(b)	3-month LIBOR	BNP Paribas	March 2020	USD	15,700	1,136,098
3.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	13,300	(978,185)
3.65%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	11,400	790,457
3.64%(a)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	USD	21,000	(1,426,308)
3.73%(a)	3-month LIBOR	Barclays Bank Plc	March 2020	USD	5,700	(432,162)
3.77%(b)	3-month LIBOR	Citibank, N.A.	March 2020	USD	13,400	1,059,537
3.86%(a)	3-month LIBOR	Citibank, N.A.	March 2020	USD	20,800	(1,071,864)
3.68%(a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	6,000	(422,048)
3.71%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	14,100	(1,025,720)
3.75%(a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	7,000	(528,065)
3.83%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	12,000	(989,617)
3.81%(a)	3-month LIBOR	UBS AG	April 2020	USD	8,300	(658,698)

BLACKROCK FUNDS II	JUNE 30, 2010	23

Schedule of Investments (continued)	BlackRock Government Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.96%(a)	3-month LIBOR	BNP Paribas	April 2020	USD	10,600	$(983,641)
4.05%(a)	3-month LIBOR	Credit Suisse International	April 2020	USD	9,900	(997,008)
3.95%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2020	USD	10,200	(940,589)
3.92%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	5,200	463,114
3.80%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	13,800	1,071,184
3.77%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	8,000	597,796
3.85%(a)	3-month LIBOR	Bank of America, N.A.	April 2020	USD	14,000	(1,141,973)
3.74%(b)	3-month LIBOR	Royal Bank of Scotland Plc	April 2020	USD	10,500	744,787
3.75%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD	7,200	517,806
3.64%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	6,800	419,032
3.73%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	13,200	910,106
3.57%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	10,000	552,911
3.45%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	1,000	43,512
3.48%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	7,900	366,538
3.47%(b)	3-month LIBOR	BNP Paribas	May 2020	USD	9,400	425,729
3.39%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	25,900	(998,325)
3.48%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	6,800	(315,518)
3.60%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	9,000	(437,845)
3.60%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	13,100	746,047
3.54%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	10,500	535,463
3.46%(a)	3-month LIBOR	Credit Suisse International	May 2020	USD	6,600	(291,043)
3.47%(a)	3-month LIBOR	Bank of America, N.A.	May 2020	USD	14,300	(633,911)
3.51%(a)	3-month LIBOR	BNP Paribas	May 2020	USD	6,600	(318,095)
3.46%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	2,000	(86,424)
3.16%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	6,600	(110,142)
3.25%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	3,100	74,085
3.60%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	11,300	(490,055)
3.60%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	18,300	(799,119)
3.33%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	4,400	(136,747)
3.39%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	2,000	72,062
3.41%(b)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	5,400	201,249
3.43%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	5,500	216,058
3.38%(a)	3-month LIBOR	Deutsche Bank AG	June 2020	USD	21,900	(749,881)
3.36%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	11,400	(371,778)
3.35%(a)	3-month LIBOR	Deutsche Bank AG	June 2020	USD	6,000	(190,301)
3.28%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	6,700	170,982
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	14,500	441,439
3.37%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	7,800	(257,762)

24	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.80%(a)	3-month LIBOR	Citibank, N.A.	June 2020	USD	21,400	$(2,293,983)
3.39%(b)	3-month LIBOR	Credit Suisse International	June 2020	USD	11,400	392,177
3.39%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	3,100	(105,520)
3.35%(b)	3-month LIBOR	Credit Suisse International	June 2020	USD	6,500	200,525
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	9,000	269,131
3.26%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	6,900	152,276
3.25%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	2,700	(58,171)
3.01%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD	2,000	(992)
3.06%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	10,000	34,796
3.05%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	15,000	44,110
3.02%(b)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	6,000	1,000
3.02%(a)	3-month LIBOR	Deutsche Bank AG	July 2020	USD	2,700	—
3.46%(a)	3-month LIBOR	BNP Paribas	October 2020	USD	9,900	(268,287)
4.44%(a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	6,000	(916,476)
4.52%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	5,400	891,271
3.50%(a)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	2,400	68,197
4.53%(b)	3-month LIBOR	Citibank, N.A.	March 2040	USD	5,100	841,815
4.53%(b)	3-month LIBOR	Deutsche Bank AG	March 2040	USD	10,000	1,650,994
4.49%(b)	3-month LIBOR	Deutsche Bank AG	March 2040	USD	2,700	423,535

4.53%(a)	3-month LIBOR	Deutsche Bank AG	March 2040	USD	5,000	(821,754)
4.54%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2040	USD	3,400	(561,974)
4.48%(b)	3-month LIBOR	Citibank, N.A.	April 2040	USD	1,800	269,663
4.44%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2040	USD	4,000	(570,132)

Total						$(2,080,315)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.62%[1]	—	Morgan Stanley Capital Services, Inc.	May 2020	USD	20,700	$422,280	[2]
2.52%[1]	—	Deutsche Bank AG	May 2020	USD	12,400	140,120	[2]
—	5.50%	Morgan Stanley Capital Services, Inc.	January 2039	USD	8,552	88,645	[3]
—	4.50%	Goldman Sachs Bank USA	January 2040	USD	13,006	(108,902)[4]
—	5.50%	Goldman Sachs Bank USA	January 2040	USD	17,166	242,660	[3]

Total						$784,803

1	Payments made at expiration.

2	Based on the change in the return of the Consumer Price Index for All Urban Consumers.

3	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

4	Based on the change in the return of the Markit IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than

BLACKROCK FUNDS II	JUNE 30, 2010	25

Schedule of Investments (concluded)	BlackRock Government Income Portfolio

quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$875,221	$419	$875,640
Non-Agency Mortgage-Backed Securities	—	45,891,226	—	45,891,226
Project Loans	—	—	514	514
U.S. Government Sponsored Agency Securities	—	1,850,475,562	—	1,850,475,562
U.S. Treasury Obligations	—	298,715,923	—	298,715,923
Short-Term Securities	$45,833,784	—	—	45,833,784
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(1,360,450,364)	—	(1,360,450,364)

Total	$45,833,784	$835,507,568	$933	$881,342,285

	Derivative Financial Instruments[5]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$8,593,213	$64,065,964	$331,305	$72,990,482
Other risk contracts	—	—	562,400	562,400
Liabilities:
Interest rate contracts	(8,271,822)	(80,577,411)	(108,902)	(88,958,135)

Total	$321,391	$(16,511,447)	$784,803	$(15,405,253)

[5]

Derivative financial instruments are options purchased, options written, financial futures contracts and swaps. Financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments and derivatives for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Project Loans	Derivative Financial Instruments[6]	Total
Assets/Liabilities:
Balance, as of September 30, 2009	$419	$541	—	$960
Accrued discounts/premiums	—	1	—	1
Net realized gain (loss)	—	(1)	$(1,731)	(1,732)
Net change in unrealized appreciation/depreciation[7]	—	—	786,534	786,534
Sales	—	(27)	—	(27)
Transfers in8	—	—	—	—
Transfers out[8]	—	—	—	—

Balance, as of June 30, 2010	$419	$514	$784,803	$785,736

[6]	Derivative financial instruments are swaps.
[7]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $786,534.
[8]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

26	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Shares		Value
Common Stocks
Airlines — 0.1%
Air Lease Corp.(a)		118,000	$2,360,000
Delta Air Lines, Inc.(a)		553	6,498

			2,366,498

Auto Components — 2.4%
Delphi Corp. - Class B		3,504	47,306,700
Lear Corp.(a)		117,460	7,775,852

			55,082,552

Building Products — 0.1%
Armstrong World Industries, Inc.(a)		331	9,990
Masonite Worldwide Holdings(a)		54,226	2,331,718
Nortek, Inc.(a)		7,104	323,232

			2,664,940

Capital Markets — 0.2%
E*TRADE Financial Corp.(a)		276,100	3,263,502
Freedom Pay, Inc.(a)		314,534	3,145

			3,266,647

Chemicals — 0.2%
LyondellBasell Industries NV - Class A(a)		106,319	1,717,052
LyondellBasell Industries NV - Class B(a)		173,174	2,796,760
Wellman Holdings, Inc.(a)		4,035	202

			4,514,014

Communications Equipment — 0.2%
Loral Space & Communications, Inc.(a)		86,633	3,700,962

Computer & Office Equipment — 0.0%
Phase Metrics, Inc.(a)		842,908	16,858

Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT(a)		1,108,793	34,373
Adelphia Recovery Trust, Series ACC-4 INT(a)		2,414,212	9,657
Adelphia Recovery Trust, Series Arahova INT(a)		242,876	48,575
Adelphia Recovery Trust, Series Frontiervision INT(a)		131,748	11,198

			103,803

Electrical Equipment — 0.0%
SunPower Corp. - Class B(a)		1,523	16,448

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.(a)		3,785	11,355

Household Durables — 0.2%
Beazer Homes USA, Inc.(a)		1,082,277	3,928,666

Machinery — 0.0%
Accuride Corp.(a)		685,179	870,177
Reunion Industries, Inc.(a)		8,341	1,752

			871,929

Media — 0.4%
Charter Communications, Inc. - Class A(a)		25,471	899,126
Gannett Co., Inc.		400,100	5,385,346
HMH Holdings(a)		541,811	3,386,319

			9,670,791

Multiline Retail — 0.0%
Lazydays RV Center, Inc.(a)		30,760	157,184

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.(a)		283,443	769,480
Ainsworth Lumber Co. Ltd.(a)(b)		321,575	873,000
Western Forest Products, Inc.(a)		83,810	22,044
Western Forest Products, Inc.(a)		301,922	79,412

			1,743,936

Pharmaceuticals — 0.0%
Curative Health Services, Inc., Escrow Stock(a)(c)		570,169	114,718

Real Estate Investment Trusts (REITs) — 0.1%
Maguire Properties, Inc.(a)		99,324	1,416,360

Software — 0.1%
TiVo, Inc.(a)		274,725	2,027,470

Wireless Telecommunication Services — 0.2%
FiberTower Corp.(a)		993,774	4,690,613

Total Common Stocks — 4.3%			96,365,744

	Par (000)
Corporate Bonds
Advertising — 1.1%
Affinion Group, Inc.:
10.13%, 10/15/13	USD	7,071	7,247,775
10.13%, 10/15/13		11,260	11,541,500
Catalina Marketing Corp., 10.50%, 10/01/15(b)(d)		4,548	4,695,810
Lamar Media Corp., 7.88%, 4/15/18(b)		1,300	1,296,750

			24,781,835

Aerospace & Defense — 1.9%
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17(b)		4,960	5,034,400
Reddy Ice Corp., 11.25%, 3/15/15(b)		4,080	4,202,400
Sequa Corp.:
11.75%, 12/01/15(b)		8,990	8,697,825
13.50%, 12/01/15(b)(d)		24,625	24,132,074

			42,066,699

Airlines — 0.9%
Continental Airlines, Inc., Series 1999-1B, 6.80%, 8/02/18		1,016	936,962
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		5,321	5,534,190
Delta Air Lines, Inc., Escrow Bonds:
0.00%, 12/31/49(a)(c)(e)		4,070	86,487
0.00%, 12/31/49(a)(c)(e)		4,300	91,375
United Air Lines, Inc., 12.75%, 7/15/12		12,550	13,506,937

			20,155,951

Auto Components — 0.8%
Allison Transmission, Inc.:
11.00%, 11/01/15(b)		3,366	3,525,885
11.25%, 11/01/15(b)(d)		1,794	1,878,691
Delphi Corp., 12.00%, 10/06/14		667	673,735
The Goodyear Tire & Rubber Co.:
8.63%, 12/01/11		3,256	3,386,240
8.75%, 8/15/20		2,340	2,392,650
Lear Corp., Escrow Bonds:
8.50%, 12/01/13(a)(c)(e)		5,255	65,688
5.75%, 8/01/14(a)(c)(e)		5,495	68,687
Stanadyne Corp.:
10.00%, 8/15/14		3,115	2,834,650
12.00%, 2/15/15(f)		5,455	4,036,700

			18,862,926

BLACKROCK FUNDS II	JUNE 30, 2010	27

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Broadcasting — 0.0%
Century Communications, Escrow Bonds, 0.00%, 12/31/49(a)(c)(e)	USD	625	$6,250

Building Products — 1.1%
Associated Materials LLC/Associated Materials Finance, Inc., 9.88%, 11/15/16		4,100	4,397,250
Building Materials Corp. of America, 7.00%, 2/15/20(b)		3,490	3,455,100
Nortek, Inc., 11.00%, 12/01/13		9,016	9,398,735
Ply Gem Industries, Inc., 11.75%, 6/15/13		7,935	8,292,075

			25,543,160

Capital Markets — 0.1%
E*TRADE Financial Corp.:
12.49%, 8/31/19(b)(g)		589	672,932
Series A, 12.49%, 8/31/19(g)		48	54,840
Lehman Brothers Holdings, Inc.:
0.00%, 9/26/10(a)(e)(h)		5,500	1,072,500
8.50%, 8/01/15(a)(e)(h)		5,675	1,120,813

			2,921,085

Chemicals — 2.1%
American Pacific Corp., 9.00%, 2/01/15		3,250	3,152,500
CF Industries, Inc.:
6.88%, 5/01/18		5,410	5,504,675
7.13%, 5/01/20		6,545	6,708,625
CPG International I, Inc., 10.50%, 7/01/13		2,450	2,437,750
Georgia Gulf Corp., 9.00%, 1/15/17(b)		1,495	1,517,425
Huntsman International LLC:
6.88%, 11/15/13 (b)	EUR	2,690	3,125,000
8.63%, 3/15/20(b)	USD	2,135	1,974,875
Ineos Finance Plc, 9.00%, 5/15/15(b)		3,960	3,950,100
Innophos, Inc., 8.88%, 8/15/14		3,075	3,167,250
MacDermid, Inc., 9.50%, 4/15/17(b)		3,975	3,975,000
Nalco Co., 8.25%, 5/15/17		4,620	4,781,700
NOVA Chemicals Corp., 8.63%, 11/01/19		5,390	5,336,100
Wellman Holdings, Inc., 10.00%, 2/15/19(b)		2,690	2,340,300

			47,971,300

Commercial Banks — 0.4%
Glitnir Banki HF:
3.00%, 6/30/10(a)(e)(h)	EUR	3,745	1,328,079
0.00%, 7/27/10(a)(e)(h)		3,600	1,298,670
4.38%, 8/05/10(a)(e)		510	183,978
0.00%, 4/20/11(a)(b)(e)(h)	USD	1,091	283,660
6.38%, 9/25/12(a)(b)(e)(h)		6,590	1,713,400
HBOS Plc:
1.00%, 9/01/16(h)	EUR	2,935	2,805,352
0.93%, 3/21/17(h)		765	723,345

			8,336,484

Commercial Services & Supplies — 1.4%
Aleris International, Inc.:
9.00%, 12/15/14(a)(e)	USD	2,450	18,314
10.00%, 12/15/16(a)(e)		5,755	50,356
Corrections Corp. of America, 6.75%, 1/31/14		350	355,250
DI Finance/DynCorp International, Series B, 9.50%, 2/15/13		2,606	2,674,407
DynCorp International, Inc., 10.38%, 7/01/17(b)		3,960	3,969,900
GeoEye, Inc., 9.63%, 10/01/15(b)(i)		1,510	1,540,200
Harland Clarke Holdings Corp.:
6.00%, 5/15/15(h)		1,120	904,400
9.50%, 5/15/15		1,360	1,237,600
Mobile Mini, Inc., 9.75%, 8/01/14		2,750	2,811,875
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 3/15/18(b)	USD	14,590	14,808,850
Viant Holdings, Inc., 10.13%, 7/15/17(b)		1,265	1,288,719
Waste Services, Inc., 9.50%, 4/15/14		1,850	1,896,250

			31,556,121

Construction Materials — 0.2%
ESCO Corp.:
4.41%, 12/15/13(b)(h)		1,110	1,015,650
8.63%, 12/15/13(b)		2,900	2,878,250

			3,893,900

Consumer Finance — 0.3%
Credit Acceptance Corp., 9.13%, 2/01/17(b)		7,085	7,120,425

Containers & Packaging — 3.5%
Ball Corp.:
7.38%, 9/01/19		1,235	1,284,400
6.75%, 9/15/20		4,200	4,242,000
Berry Plastics Corp.:
8.88%, 9/15/14		10,825	10,419,063
8.88%, 9/15/14		6,630	6,381,375
8.25%, 11/15/15		3,585	3,558,112
9.50%, 5/15/18(b)		10,400	9,516,000
Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 5/15/17(b)		4,450	4,605,750
Crown European Holdings SA, 6.25%, 9/01/11	EUR	1,105	1,364,765
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	8,050	8,412,250
Greif, Inc., 7.75%, 8/01/19		2,410	2,482,300
Impress Holdings BV, 3.43%, 9/15/13(b)(h)		4,565	4,211,212
Owens-Brockway Glass Container, Inc.:
6.75%, 12/01/14	EUR	1,595	1,930,946
7.38%, 5/15/16	USD	5,635	5,874,488
Packaging Dynamics Finance Corp., 10.00%, 5/01/16(b)		190	158,650
Pregis Corp., 12.38%, 10/15/13		4,715	4,661,956
Rock-Tenn Co., 5.63%, 3/15/13		3,252	3,268,260
Sealed Air Corp., 7.88%, 6/15/17(b)		6,445	6,736,855

			79,108,382

Diversified Financial Services — 12.9%
AES Ironwood LLC, 8.86%, 11/30/25		3,302	3,153,886
AES Red Oak LLC:
Series A, 8.54%, 11/30/19		2,322	2,293,342
Series B, 9.20%, 11/30/29		2,085	2,022,450
Ally Financial, Inc.:
7.25%, 3/02/11		397	403,451
5.38%, 6/06/11	EUR	2,397	2,901,866
7.50%, 12/31/13	USD	200	199,500
2.74%, 12/01/14(h)		8,615	7,415,577
6.75%, 12/01/14		3,742	3,620,385
8.30%, 2/12/15(b)		13,350	13,516,875
8.00%, 3/15/20(b)		16,920	16,539,300
BMS Holdings, Inc., 7.89%, 2/15/12(b)(d)		2,664	53,289
Chukchansi Economic Development Authority, 4.12%, 11/15/12(b)(h)		990	653,400
CIT Group Funding Co. of Delaware LLC, 10.25%, 5/01/15		133	135,983
CIT Group, Inc.:
7.00%, 5/01/13		4	3,814
7.00%, 5/01/16		27,541	25,131,233
7.00%, 5/01/17(i)		46,454	41,808,157
Citigroup, Inc., 4.75%, 5/19/15		3,315	3,313,243

28	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
Duloxetine Royalty, 13.00%, 10/15/13	USD	500	$485,000
Eagle-Picher, Inc., Escrow Bonds, 9.75%, 9/01/13(c)(j)		3,285	—
FCE Bank Plc:
7.88%, 2/15/11	GBP	1,700	2,559,016
7.13%, 1/16/12	EUR	19,650	24,209,273
7.13%, 1/15/13		950	1,167,519
9.38%, 1/17/14		1,350	1,733,394
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	USD	1,950	1,994,052
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
9.75%, 11/15/14		6,065	5,731,425
8.88%, 2/01/18		6,640	5,992,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18(b)		23,200	22,504,000
iPayment Investors LP, 11.63%, 7/15/14(b)(d)		5,070	4,461,551
LBI Escrow Corp., 8.00%, 11/01/17(b)		4,295	4,423,850
Leucadia National Corp., 8.13%, 9/15/15		7,575	7,764,375
Marsico Parent Co. LLC, 10.63%, 1/15/16(b)		5,633	2,703,840
Marsico Parent Holdco LLC, 12.50%, 7/15/16(b)(d)		2,406	481,160
Marsico Parent Superholdco LLC, 14.50%, 1/15/18(b)(d)		1,574	247,946
MU Finance Plc, 8.75%, 2/01/17	GBP	3,884	5,457,794
New Communications Holdings, Inc.:
7.88%, 4/15/15(b)	USD	3,980	4,009,850
8.25%, 4/15/17(b)		3,050	3,061,438
8.50%, 4/15/20(b)		2,775	2,781,938
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)		10,470	9,213,600
QHP Royalty Sub LLC, 10.25%, 3/15/15(b)		5,509	5,610,467
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA:
7.75%, 10/15/16		2,140	2,564,567
7.75%, 10/15/16(b)		9,110	8,905,025
7.75%, 10/15/16(b)	EUR	3,550	4,254,304
8.00%, 12/15/16		6,072	6,794,023
8.50%, 5/15/18(b)	USD	10,075	9,886,094
Smurfit Kappa Acquisitions:
7.25%, 11/15/17(b)	EUR	2,892	3,501,125
7.75%, 11/15/19(b)		3,979	4,865,731
Southern Star Central Corp., 6.75%, 3/01/16(b)	USD	2,925	2,829,937
UPCB Finance Ltd., 7.63%, 1/15/20	EUR	2,680	3,244,473
Ziggo Bonds Co. BV, 8.00%, 5/15/18(b)		3,771	4,445,368

			291,050,486

Diversified Telecommunication Services — 6.1%
Asia Global Crossing Ltd., 13.38%, 10/15/10(a)(e)	USD	1,627	2,034
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		7,135	6,920,950
Digicel Group Ltd.:
8.88%, 1/15/15(b)		5,885	5,752,587
9.13%, 1/15/15(b)(d)		5,321	5,214,580
10.50%, 4/15/18(b)		4,600	4,743,750
Digicel Ltd., 8.25%, 9/01/17(b)		6,910	6,840,900
Intelsat Corp.:
9.25%, 8/15/14(i)		3,100	3,169,750
9.25%, 6/15/16		7,020	7,371,000
6.88%, 1/15/28		2,690	2,178,900
Intelsat Subsidiary Holding Co. SA:
8.88%, 1/15/15(b)		2,260	2,285,425
8.88%, 1/15/15		1,310	1,331,287
ITC Deltacom, Inc., 10.50%, 4/01/16(b)	USD	5,870	5,635,200
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16(b)		1,430	1,469,325
Orascom Telecom Finance SCA, 7.88%, 2/08/14(b)		1,440	1,321,200
ProtoStar I Ltd., 18.00%, 10/15/12(a)(b)(e)		10,499	9,973,611
Qwest Communications International, Inc.:
7.50%, 2/15/14		4,851	4,863,128
Series B, 7.50%, 2/15/14		8,159	8,179,397
8.00%, 10/01/15(b)		5,380	5,527,950
Qwest Corp., 7.50%, 6/15/23		709	678,868
SBA Telecommunications, Inc., 8.00%, 8/15/16(b)		3,090	3,198,150
Seat Pagine Gialle SpA, 10.50%, 1/31/17	EUR	5,604	6,270,373
Sprint Capital Corp., 6.88%, 11/15/28	USD	17,780	14,757,400
TW Telecom Holdings, Inc., 8.00%, 3/01/18(b)		3,920	3,998,400
West Corp.:
9.50%, 10/15/14		3,615	3,633,075
11.00%, 10/15/16		7,810	7,946,675
Wind Acquisition Finance SA, 12.00%, 12/01/15(b)		7,890	8,166,150
Windstream Corp.:
8.13%, 8/01/13(i)		2,025	2,093,344
7.88%, 11/01/17		3,960	3,865,950

			137,389,359

Electric Utilities — 2.8%
AES Eastern Energy LP:
Series 1999-A, 9.00%, 1/02/17		151	155,396
Series 1999-B, 9.67%, 1/02/29		6,305	6,809,400
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/01/16(b)		11,905	12,172,863
Elwood Energy LLC, 8.16%, 7/05/26		3,891	3,677,368
Energy Future Holdings Corp.:
10.88%, 11/01/17		10,795	7,988,300
11.25%, 11/01/17(d)		7,230	4,699,347
10.00%, 1/15/20(b)		17,925	17,835,375
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19(b)		405	396,223
Ipalco Enterprises, Inc.:
8.63%, 11/14/11		1,960	2,038,400
7.25%, 4/01/16(b)		2,410	2,464,225
Mirant America Corp., Escrow Bonds, 0.00%, 7/15/49(a)(b)(c)(e)(j)		3,270	1
Mirant Americas Generation LLC, Escrow Bonds, 0.00%, 12/31/49(a)(c)(e)		1,215	—
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.88%, 6/01/16(b)		5,145	5,299,350
Southern Energy, Inc., Escrow Bonds, 0.00%, 12/31/49(a)(b)(c)(e)		1,880	—

			63,536,248

Energy Equipment & Services — 0.6%
Cie Generale de Geophysique-Veritas:
9.50%, 5/15/16		2,095	2,126,425
7.75%, 5/15/17		5,490	5,201,775
Global Geophysical Services, Inc., 10.50%, 5/01/17(b)		2,900	2,784,000
Infinis Plc, 9.00%, 12/15/14(b)	GBP	2,510	3,823,465

			13,935,665

BLACKROCK FUNDS II	JUNE 30, 2010	29

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Food Products — 0.7%
AmeriQual Group LLC and AmeriQual Finance Corp., 9.50%, 4/01/12 (b)	USD	625	$562,500
B&G Foods, Inc., 7.63%, 1/15/18		2,370	2,381,850
Campofrio Food Group SA, 8.25%, 10/31/16	EUR	1,904	2,246,821
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	USD	7,522	8,330,615
TreeHouse Foods, Inc., 7.75%, 3/01/18		1,000	1,037,500

			14,559,286

Health Care Equipment & Supplies — 1.0%
DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14		16,735	17,571,750
Hologic, Inc., 2.00%, 12/15/37 (k)		5,585	4,754,231

			22,325,981

Health Care Providers & Services — 2.4%
American Renal Holdings, 8.38%, 5/15/18 (b)		2,585	2,559,150
HCA, Inc.:
6.25%, 2/15/13		383	376,298
8.50%, 4/15/19		2,970	3,148,200
7.25%, 9/15/20		12,130	12,190,650
Tenet Healthcare Corp.:
9.00%, 5/01/15 (b)		13,859	14,655,892
10.00%, 5/01/18 (b)		11,524	12,734,020
8.88%, 7/01/19 (b)		8,765	9,290,900

			54,955,110

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		16,650	19,022,625

Hotels, Restaurants & Leisure — 0.9%
Buffets Restaurants Holdings, Inc., Escrow Bonds, 0.00%, 12/31/49 (a)(c)(e)		1,980	2
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	3,777	4,610,501
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(b)(e)	USD	2,115	7,931
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(e)		1,075	365,500
MGM Resorts International:
13.00%, 11/15/13		2,410	2,777,525
10.38%, 5/15/14		1,750	1,903,125
Scientific Games International, Inc., 9.25%, 6/15/19		185	189,163
Travelport LLC:
9.88%, 9/01/14		1,924	1,928,810
11.88%, 9/01/16		1,000	1,010,000
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(e)		14,355	6,459,750
Waterford Gaming LLC, 8.63%, 9/15/14 (b)		3,635	1,635,750

			20,888,057

Household Durables — 3.4%
Ames True Temper, Inc., 4.30%, 1/15/12 (h)		5,865	5,571,750
Beazer Homes USA, Inc.:
6.88%, 7/15/15		3,480	3,053,700
8.13%, 6/15/16		2,910	2,604,450
12.00%, 10/15/17		12,050	13,224,875
9.13%, 6/15/18		16,400	15,170,000
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		13,000	13,000,000
Pulte Group, Inc., 6.38%, 5/15/33		660	508,200
Standard Pacific Corp.:
9.25%, 4/15/12		1,253	1,259,265
6.25%, 4/01/14		4,965	4,605,037
7.00%, 8/15/15		3,255	3,010,875
10.75%, 9/15/16	USD	8,045	8,608,150
8.38%, 5/15/18		5,870	5,576,500

			76,192,802

Independent Power Producers & Energy Traders — 0.9%
NRG Energy, Inc.:
7.25%, 2/01/14		11,260	11,414,825
7.38%, 2/01/16		265	263,675
8.50%, 6/15/19		8,400	8,536,500

			20,215,000

Industrial Conglomerates — 0.3%
Icahn Enterprises LP, 4.00%, 8/15/13 (b)(h)		2,155	1,885,625
Koppers, Inc., 7.88%, 12/01/19		3,950	3,989,500

			5,875,125

Insurance — 0.7%
American General Institutional Capital A, 7.57%, 12/01/45 (b)		6,275	5,208,250
Americo Life, Inc., 7.88%, 5/01/13 (b)		6,000	5,893,716
ING Verzekeringen NV, 6.38%, 5/07/27 (h)	EUR	3,660	3,871,429
USI Holdings Corp., 4.31%, 11/15/14 (b)(h)	USD	1,760	1,438,800

			16,412,195

IT Services — 0.5%
Alliance Data Systems Corp., 1.75%, 8/01/13		11,685	11,305,237

Leisure Equipment & Products — 0.5%
Brunswick Corp., 11.25%, 11/01/16 (b)		9,445	10,389,500

Machinery — 2.5%
Accuride Corp., 7.50%, 2/26/20 (d)		69	177,528
Case New Holland, Inc., 7.88%, 12/01/17 (b)		2,320	2,337,400
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		10,095	9,792,150
Navistar International Corp.:
3.00%, 10/15/14		17,770	20,835,325
8.25%, 11/01/21		7,000	7,105,000
Oshkosh Corp., 8.25%, 3/01/17		6,775	7,046,000
Synventive Molding Solutions, 14.00%, 7/14/11		500	37,500
Titan International, Inc.:
8.00%, 1/15/12		5,370	5,584,800
5.63%, 1/15/17 (b)		2,180	2,580,575

			55,496,278

Marine — 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12		19,748	16,292,100

Media — 7.3%
Adelphia Communications Corp., Escrow Bonds:
0.00%, 12/31/49 (a)(c)(e)		325	4,095
6.00%, 12/31/49 (a)(c)(e)		1,925	—
10.50%, 12/31/49 (a)(c)(e)		800	10,080
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		7,177	8,360,872
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.88%, 4/30/18 (b)		4,370	4,391,850
8.13%, 4/30/20 (b)		4,870	4,979,575
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		15,785	14,680,050
Central European Media Enterprises Ltd., 11.63%, 9/15/16 (b)	EUR	6,108	7,431,838
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 (b)	USD	1,570	1,632,800

30	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17 (b)	USD	8,073	$8,032,635
9.25%, 12/15/17 (b)		30,936	31,090,680
CMP Susquehanna Radio Holdings Corp., 3.26%, 5/15/14(h)		320	6,400
DISH DBS Corp.:
7.00%, 10/01/13		1,845	1,900,350
7.88%, 9/01/19		1,640	1,705,600
Gray Television, Inc., 10.50%, 6/29/15(b)		5,915	5,737,550
Liberty Global, Inc., 4.50%, 11/15/16(b)		4,490	5,208,400
Liberty Media LLC, 3.13%, 3/30/23		1,400	1,464,750
Lighthouse International Co. SA:
8.00%, 4/30/14(b)		1,567	1,082,659
8.00%, 4/30/14	EUR	5,826	4,025,252
Live Nation Entertainment, Inc., 8.13%, 5/15/18(b)	USD	2,215	2,148,550
The McClatchy Co., 11.50%, 2/15/17(b)		6,840	6,942,600
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.88%, 4/15/17(b)		4,455	4,477,275
Nielsen Finance LLC/Nielsen Finance Co.:
9.00%, 8/01/14	EUR	950	1,173,327
10.00%, 8/01/14	USD	10,590	10,828,275
0.80%, 8/01/16(l)		620	590,550
Rainbow National Services LLC:
8.75%, 9/01/12(b)		2,300	2,305,750
10.38%, 9/01/14(b)		7,843	8,166,524
Unitymedia GmbH:
9.63%, 12/01/19		5,475	6,762,070
9.63%, 12/01/19	EUR	1,475	1,812,726
Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH:
8.13%, 12/01/17(b)	USD	8,190	8,026,200
8.13%, 12/01/17	EUR	603	726,319
8.13%, 12/01/17		3,169	3,817,092
UPC Holding BV, 9.88%, 4/15/18(b)	USD	4,800	4,824,000

			164,346,694

Metals & Mining — 3.1%
AK Steel Corp., 7.63%, 5/15/20		2,405	2,332,850
California Steel Industries, Inc., 6.13%, 3/15/14		1,990	1,870,600
Drummond Co., Inc.:
9.00%, 10/15/14(b)		7,325	7,361,625
7.38%, 2/15/16		5,125	4,817,500
FMG Resources Property Ltd.:
10.00%, 9/01/13(b)		940	987,000
10.63%, 9/01/16(b)		7,205	7,925,500
Goldcorp, Inc., 2.00%, 8/01/14		1,845	2,144,813
Murray Energy Corp., 10.25%, 10/15/15(b)		5,500	5,472,500
New World Resources NV:
7.38%, 5/15/15	EUR	2,034	2,338,045
7.88%, 5/01/18		940	1,103,502
7.88%, 5/01/18		1,952	2,291,385
Novelis, Inc.:
7.25%, 2/15/15	USD	1,210	1,167,650
11.50%, 2/15/15		6,505	6,797,725
RathGibson, Inc., 11.25%, 2/15/14 (a)(e)		910	13,764
Ryerson, Inc.:
7.72%, 11/01/14(h)		1,930	1,794,900
12.00%, 11/01/15		610	623,725
Steel Dynamics, Inc., 7.38%, 11/01/12		6,625	6,856,875
United States Steel Corp., 7.38%, 4/01/20		4,900	4,844,875
Vedanta Resources Plc, 9.50%, 7/18/18(b)	USD	7,830	8,319,375

			69,064,209

Multiline Retail — 1.4%
Dollar General Corp.:
10.63%, 7/15/15		941	1,029,219
11.88%, 7/15/17(d)		23,578	26,819,975
General Nutrition Centers, Inc., 10.75%, 3/15/15		3,420	3,437,100

			31,286,294

Multi-Utilities — 0.2%
CMS Energy Corp., 8.75%, 6/15/19		3,020	3,334,349

Oil, Gas & Consumable Fuels — 8.4%
Arch Coal, Inc., 8.75%, 8/01/16(b)		470	489,975
Arch Western Finance LLC, 6.75%, 7/01/13		5,160	5,172,900
Atlas Energy Operating Co. LLC/Atlas Energy
Finance Corp.:
12.13%, 8/01/17		4,375	4,834,375
10.75%, 2/01/18		1,335	1,423,444
Bill Barrett Corp., 9.88%, 7/15/16		410	434,600
Chesapeake Energy Corp.:
6.38%, 6/15/15		1,575	1,626,188
6.63%, 1/15/16		2,040	2,073,150
6.50%, 8/15/17		2,570	2,534,662
6.88%, 11/15/20		300	302,625
2.25%, 12/15/38		5,100	3,678,375
Cimarex Energy Co., 7.13%, 5/01/17		3,115	3,130,575
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/01/15(b)		2,735	2,707,650
Concho Resources, Inc., 8.63%, 10/01/17		1,720	1,771,600
Connacher Oil and Gas Ltd.:
11.75%, 7/15/14(b)		1,685	1,802,950
10.25%, 12/15/15(b)		6,850	6,764,375
CONSOL Energy, Inc., 8.25%, 4/01/20(b)		19,280	20,099,400
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		8,620	8,609,225
Denbury Resources, Inc.:
7.50%, 12/15/15		4,150	4,191,500
9.75%, 3/01/16		3,385	3,655,800
8.25%, 2/15/20		6,391	6,678,595
Dynegy Holdings, Inc., 8.38%, 5/01/16		1,215	961,369
El Paso Corp., 8.25%, 2/15/16		5,000	5,237,500
Encore Acquisition Co., 9.50%, 5/01/16		275	291,500
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(b)		15,255	14,568,525
Forest Oil Corp., 8.50%, 2/15/14		2,350	2,449,875
Foundation Pennsylvania Coal Co. LLC, 7.25%, 8/01/14		3,225	3,281,438
FrontierVision Holdings LP, Escrow Bonds, 0.00%, 12/31/49 (a)(c)(e)		500	—
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20(b)		3,440	3,397,000
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20(b)		9,770	10,002,038
Massey Energy Co., 6.88%, 12/15/13		1,845	1,801,181
Newfield Exploration Co., 6.63%, 9/01/14(i)		1,380	1,388,625
OPTI Canada, Inc., 9.00%, 12/15/12(b)		16,380	16,543,800
Overseas Shipholding Group, Inc., 8.75%, 12/01/13		3,980	4,089,450
Patriot Coal Corp., 8.25%, 4/30/18		3,870	3,724,875
Penn Virginia Corp., 10.38%, 6/15/16		1,050	1,118,250

BLACKROCK FUNDS II	JUNE 30, 2010	31

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fules (concluded)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	USD	4,965	$4,878,112
Petrohawk Energy Corp.:
10.50%, 8/01/14		4,855	5,219,125
7.88%, 6/01/15		4,780	4,791,950
Range Resources Corp.:
7.38%, 7/15/13		1,781	1,798,810
8.00%, 5/15/19		4,100	4,279,375
Sabine Pass LNG LP, 7.50%, 11/30/16		760	632,700
Swift Energy Co., 7.13%, 6/01/17		2,375	2,190,938
Teekay Corp., 8.50%, 1/15/20		6,040	6,009,800
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		5,285	5,364,275
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	2,225	2,271,907
Whiting Petroleum Corp., 7.25%, 5/01/13 (i)	USD	1,995	2,009,962

			190,284,344

Paper & Forest Products — 2.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		2,534	2,128,552
Boise Cascade LLC, 7.13%, 10/15/14		2,679	2,521,609
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20 (b)		1,415	1,411,462
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17 (b)		2,840	2,925,200
Cascades, Inc., 7.75%, 12/15/17	CAD	4,885	4,860,575
Catalyst Paper Corp., 7.38%, 3/01/14	USD	2,275	1,057,875
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		3,750	4,129,688
Domtar Corp., 7.88%, 10/15/11		122	128,252
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		12,675	13,514,719
NewPage Corp.:
10.00%, 5/01/12		3,870	2,099,475
11.38%, 12/31/14		23,663	21,474,172
PH Glatfelter Co., 7.13%, 5/01/16 (b)		1,930	1,881,750
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.50%, 7/01/14		7,065	7,612,538
Series B, 4.09%, 8/01/14 (h)		565	484,487

			66,230,354

Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (h)		10,580	8,146,600
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		4,850	4,910,625
Elan Finance Plc/Elan Finance Corp., 8.88%, 12/01/13		1,790	1,794,475
Novasep Holding SAS, 9.63%, 12/15/16	EUR	5,837	6,281,256

			21,132,956

Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16	USD	2,905	2,934,050

Real Estate Management & Development — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 11.20%, 6/30/15 (b)(l)		2,878	1,669,356
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(e)		685	51

			1,669,407

Road & Rail — 0.3%
Syncreon Global Ireland Ltd./Syncreon Global Finance US, Inc., 9.50%, 5/01/18 (b)		7,630	7,362,950

Software — 0.4%
First Data Corp., 9.88%, 9/24/15	USD	10,645	7,983,750

Specialty Retail — 1.4%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		1,590	1,494,600
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 3/15/18 (b)		4,660	4,706,600
Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)		3,320	2,440,200
Hertz Holdings Netherlands BV, 8.50%, 7/31/15 (b)	EUR	6,400	7,815,848
Penske Auto Group, Inc., 7.75%, 12/15/16	USD	4,575	4,300,500
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 (b)		6,200	6,649,500
Sonic Automotive, Inc., 9.00%, 3/15/18		3,360	3,410,400

			30,817,648

Tobacco — 0.4%
Vector Group Ltd., 11.00%, 8/15/15	USD	9,450	9,639,000

Trading Companies & Distributors — 0.1%
Russel Metals, Inc., 6.38%, 3/01/14		1,625	1,564,062

Wireless Telecommunication Services — 3.5%
Cricket Communications, Inc.:
10.00%, 7/15/15		11,905	12,440,725
7.75%, 5/15/16		11,690	11,923,800
FiberTower Corp.:
9.00%, 1/01/16 (b)		2,661	2,262,137
9.00%, 1/01/16		1,028	873,458
iPCS, Inc., 2.47%, 5/01/13 (h)		12,130	11,341,550
MetroPCS Wireless, Inc.:
9.25%, 11/01/14		16,681	17,181,430
9.25%, 11/01/14		5,380	5,541,400
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		10,670	10,336,563
Series C, 5.95%, 3/15/14		2,410	2,235,275
Series D, 7.38%, 8/01/15		2,710	2,574,500
NII Holdings, Inc., 2.75%, 8/15/25		1,750	1,747,812

			78,458,650

Total Corporate Bonds — 82.0%			1,848,274,289

Floating Rate Loan Interests (h)
Airlines — 0.2%
AWAS Aviation, Term Loan B, 0.00%, 5/27/16		5,400	5,325,750
Northwest Airlines Corp., Trade Claim Participation, 0.00%, 12/31/49		8,100	10,125

			5,335,875

Auto Components — 0.2%
Allison Transmission, Inc., Term Loan, 3.05% - 3.11%, 8/07/14		4,170	3,793,738

Automobiles — 0.6%
Ford Motor Co.:
Term Loan B1, 3.31% - 3.35%, 12/15/13		13,298	12,550,059
Term Loan B2, 3.35%, 12/15/13		1,130	1,058,840

			13,608,899

32	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (h)
Chemicals — 0.0%
PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.59%—3.60%, 7/30/14	USD	375	$339,640
Diversified Financial Services — 1.7%
Affinion Group Holdings, Inc., Term Loan, 7.89%, 3/01/12 (d)		8,617	8,013,713
American Governmental Financial Services Co., Term Loan B, 7.25%, 4/21/15		19,250	18,701,375
BLB Worldwide Holdings, Inc. (Wembley, Inc.), Term Loan (Second Lien), 0.00%, 8/31/12		500	15,000
DaimlerChrysler Financial Services Americas LLC, Term Loan (Second Lien), 6.85%, 8/15/13		3,656	3,635,110
Marsico Parent Co. LLC, Term Loan, 5.31% - 5.38%, 11/14/14		1,139	751,525
Wind Finance SL SA:
Dollar Facility (Second Lien), 7.66%, 11/26/14		2,250	2,224,688
Euro Facility (Second Lien), 7.69%, 11/26/14	EUR	4,120	5,003,698

			38,345,109

Diversified Telecommunication Services — 0.3%
Hawaiian Telcom Communications, Inc., Tranche Term Loan C, 4.75%, 5/30/14	USD	4,953	3,467,352
ProtoStar I Ltd., Term Loan (DIP), 18.00%, 4/30/11 (d)		1,839	1,839,078
Wind Telecomunicazioni SpA, Term Loan A1, 2.93% - 2.94%, 5/25/12	EUR	2,135	2,470,385

			7,776,815

Food & Staples Retailing — 0.4%
Rite Aid Corp., Tranche Term Loan 4, 9.50%, 6/10/15	USD	8,072	8,167,513

Health Care Providers & Services — 0.3%
Harden Healthcare, Term Loan A, 8.50%, 3/02/15		2,887	2,829,082
HCA, Inc., Tranche Term Loan A-1, 2.03%, 11/16/12		3,104	2,930,407

			5,759,489

Hotels, Restaurants & Leisure — 0.8%
Travelport LLC, Term Loan, 8.44%, 3/27/12 (d)		18,760	17,447,110

Independent Power Producers & Energy Traders — 0.1%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility Term Loan, 4.10%, 4/02/13		2,789	2,600,961
Tranche Term Loan B, 4.10%, 4/02/13		133	123,667

			2,724,628

Machinery — 0.3%
Accuride Corp., Term Advance, 6.00%, 1/31/12		5,929	5,899,822

Media — 0.9%
HIT Entertainment, Inc., Term Loan (Second Lien), 5.85%, 2/26/13		1,500	956,250
HMH Publishing Co. Ltd., Tranche Term Loan A, 5.60%, 6/12/14		5,407	4,900,230
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		11,055	11,524,838
World Color Press, Inc./World Color (USA) Corp. (fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12		2,984	2,994,939

			20,376,257

Multiline Retail — 0.5%
Hema Holding BV, Facility
(Mezzanine), 3.93% - 5.00%, 7/05/17	EUR	5,503	6,022,330
Pedalgreen Ltd., Term Loan, 9.57%, 11/30/15 (d)	GBP	12	15,105
Trinitybrook Plc (New Look):
Term Loan B1, 3.32%, 7/31/13		1,000	1,390,913
Term Loan C1, 3.82%, 7/31/14		1,000	1,390,913
Term Loan D, 5.56%, 1/31/15		2,000	2,811,393

			11,630,654

Multi-Utilities — 0.7%
Conectiv Energy, Term B Loan, 0.00%, 5/26/17 (h)	USD	8,500	8,404,375
MACH Gen LLC, Synthetic Letter of Credit Loan (First Lien), 0.28% - 2.25%, 2/22/13		460	420,043
Texas Competitive Electric Holdings Co. LLC, Initial Tranche Term Loan B-1, 3.85% - 4.03%, 10/10/14		10,708	7,885,779

			16,710,197

Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd., Term Loan, 5.38%, 6/26/14		4,000	3,750,000
Verso Paper Finance Holdings LLC, Term Loan, 6.60%—7.35%, 2/01/13		12,156	7,293,495

			11,043,495

Professional Services — 0.5%
Turbo Beta Ltd., Dollar Facility, 2.50%—12.00%, 3/15/18		13,632	12,268,519

Real Estate Management & Development — 0.7%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		6,207	5,238,924
Synthetic Letter of Credit, 0.20%—3.15%, 10/10/13		1,803	1,521,922
Term Loan A (Second Lien), 13.50%, 10/15/17		7,500	7,824,997

			14,585,843

Semiconductors & Semiconductor Equipment — 0.0%
Applied Tech Products Corp., Tranche Term Loan A, 0.00%, 10/24/10		212	80,365

Software — 0.3%
First Data Corp.:
Ibutuak Tranche Term Loan B-1, 3.10%, 9/24/14		2,024	1,701,833
Term Loan B-3, 3.10%, 9/24/14		5,591	4,696,905

			6,398,738

Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 3.10%, 5/29/14		1,340	1,112,100
The Neiman Marcus Group, Inc., Term Loan, 2.35%—2.54%, 4/06/13		90	83,607

			1,195,707

Textiles, Apparel & Luxury Goods — 0.1%
EB Sports Corp., Term Loan, 11.50%, 5/01/12		3,398	3,228,314

Total Floating Rate Loan Interests — 9.2%			206,716,727

BLACKROCK FUNDS II	JUNE 30, 2010	33

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

		Par (000)	Value
Foreign Government Obligations
Greece — 0.0%
Hellenic Republic, 4.60%, 9/20/40	EUR	824	$505,498

Total Foreign Government Obligations — 0.0%			505,498

		Beneficial Interests (000)	Value
Other Interests(m)
Diversified Financial Services — 0.0%
RathGibson Acquisition Co. LLC		74	699,200

Household Durables — 0.1%
Stanley Martin Homes—Class B		5	2,092,370

Total Other Interests — 0.1%			2,791,570

		Shares	Value
Preferred Securities
Preferred Stocks
Diversified Financial Services — 1.4%
Ally Financial, Inc., 7.00%(b)		24,433	18,991,314
Citigroup, Inc., 7.50%		101,900	11,514,700

			30,506,014

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50%		92,701	1,878,122

Media — 0.1%
CMP Susquehanna Radio Holdings Corp., 0.00%(a)(b)		74,628	1
TRA Global, Inc., 0.00%(a)		2,077,830	3,357,150

			3,357,151

Multiline Retail — 0.0%
Lazydays RV Center, Inc., 0.00%(a)		652	777,391

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 0.00%(a)		240,000	144,000
Freddie Mac, 8.38%		651,217	221,414

			365,414

Total Preferred Stocks — 1.6%			36,884,092

Total Preferred Securities — 1.6%			36,884,092

		Shares	Value
Warrants
Auto Components — 0.0%
Turbo Cayman Ltd.(a)		8	—

Health Care Providers & Services — 0.0%
HealthSouth Corp. (issued 7/28/06, Expires 1/16/11, strike price $0.01)(a)		52,113	—

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.(a)		1,672	17
Hospitality Management Holdings(a)		109,299	1

			18

Machinery — 0.0%
Synventive Molding Solutions (issued 8/06/08, Expires 1/15/13, strike price $0.01)(a)		1	—

Media — 0.0%
CMP Susquehanna Radio Holdings Corp.(a)		85,280	1

Total Warrants — 0.0%			19

Total Long-Term Investments (Cost — $2,220,264,195) — 97.2%			2,191,537,939

		Shares/ Beneficial Interest	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16%(n)(o)		39,224,581	39,224,581
Institutional Money Market Trust, 0.29%(n)(o)(p)		233,200	233,200

Total Short-Term Securities (Cost — $39,457,781) — 1.8%			39,457,781

		Contracts	Value
Options Purchased
Over-the-Counter Call Options Purchased
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19		107	22,375

Total Options Purchased (Cost — $104,183) — 0.0%			22,375

Total Investments Before Outstanding Options Written (Cost — $2,259,826,159*) — 99.0%			2,231,018,095

		Contracts(q)	Value
Options Written
Over-the-Counter Call Swaptions Written
Dow Jones North America High Yield Index Series 14 Volume 1, Strike Price USD 87, Expires 9/15/10		5,000	(458,645)
Dow Jones North America High Yield Index Series 14 Volume 1, Strike Price USD 96, Expires 9/15/10		5,000	(745,530)
Dow Jones North America High Yield Index Series 14 Volume 1, Strike Price USD 96, Expires 9/15/10		2,500	(372,765)

			(1,576,940)

Over-the-Counter Put Swaptions Written
Dow Jones North America High Yield Index Series 14 Volume 1, Strike Price USD 87, Expires 9/15/10		2,500	(229,323)

Total Options Written (Premiums Received — $ 1,900,000) — (0.1)%			(1,806,263)

34	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of Outstanding Options Written — 98.9%	$2,229,211,832
Other Assets Less Liabilities — 1.1%	24,881,374

Net Assets — 100.0%	$2,254,093,206

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,263,321,790

Gross unrealized appreciation.	$107,521,707
Gross unrealized depreciation.	(139,825,402)

Net unrealized depreciation	$(32,303,695)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security held in escrow for future payments.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(j)	Security, or a portion of security, is on loan.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(l)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(m)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	8,116,861	31,107,720	39,224,581	$8	$24,753
Institutional Money Market Trust	233,200	—	233,200	—	$273

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities.

(q)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,000	USD	14,731	Citibank, N.A.	7/1/10	$(57)
EUR	283,000	USD	346,873	Citibank, N.A.	7/2/10	(806)
GBP	3,051,000	USD	4,560,025	UBS AG	7/6/10	(1,532)
EUR	5,190,000	USD	6,439,176	Citibank, N.A.	7/14/10	(92,158)
EUR	1,632,000	USD	2,054,618	Citibank, N.A.	7/14/10	(58,792)
EUR	2,631,000	USD	3,242,981	Citibank, N.A.	7/14/10	(25,446)
EUR	1,221,000	USD	1,503,178	Citibank, N.A.	7/14/10	(9,978)
EUR	575,000	USD	703,496	Citibank, N.A.	7/14/10	(310)
EUR	482,000	USD	581,844	Deutsche Bank AG	7/14/10	7,609
USD	146,021,449	EUR	116,351,000	BNP Paribas	7/14/10	3,732,061
USD	2,525,827	EUR	2,086,500	Citibank, N.A.	7/14/10	(25,821)
USD	346,888	EUR	283,000	Citibank, N.A.	7/14/10	798
USD	96,803	EUR	78,000	Citibank, N.A.	7/14/10	1,415
USD	1,600,789	EUR	1,300,500	Citibank, N.A.	7/14/10	10,366
USD	2,496,702	EUR	2,018,000	Deutsche Bank AG	7/14/10	28,825
USD	7,884,898	EUR	6,366,500	Royal Bank of Scotland Plc	7/14/10	99,100
USD	2,458,570	EUR	2,017,500	UBS AG	7/14/10	(8,696)
USD	6,012,516	EUR	4,911,500	UBS AG	7/14/10	6,084
USD	4,089,527	EUR	3,335,000	UBS AG	7/14/10	11,048
CAD	12,360,000	USD	11,711,200	Citibank, N.A.	7/28/10	(102,645)
GBP	753,000	USD	1,117,602	Citibank, N.A.	7/28/10	7,431
GBP	2,034,000	USD	3,017,797	Citibank, N.A.	7/28/10	21,136
GBP	15,000,000	USD	22,323,030	Citibank, N.A.	7/28/10	87,982
GBP	1,125,000	USD	1,648,204	UBS AG	7/28/10	32,622
USD	2,289,543	CAD	2,405,000	Citibank, N.A.	7/28/10	30,759
USD	10,254,363	CAD	10,276,000	Citibank, N.A.	7/28/10	603,108
USD	4,935,372	GBP	3,240,000	Citibank, N.A.	7/28/10	94,593
USD	2,761,111	GBP	1,914,500	Royal Bank of Scotland Plc	7/28/10	(99,281)
USD	37,196,524	GBP	24,041,000	Royal Bank of Scotland Plc	7/28/10	1,277,647
USD	4,559,957	GBP	3,051,000	UBS AG	7/28/10	1,558

Total						$5,628,620

BLACKROCK FUNDS II	JUNE 30, 2010	35

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
199	S&P 500 Index	September 2010	$51,073,350	$2,755,541

•	Credit default swaps on single-name issues – buy protection outstanding as of June 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	1.00%	Citibank, N.A.	June 2011	USD	5,000	$(1,494)
Wells Fargo & Co.	1.00%	JPMorgan Chase Bank, N.A.	June 2011	USD	18,000	14,847
Wells Fargo & Co.	1.00%	JPMorgan Chase Bank, N.A.	June 2011	USD	18,750	15,466
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2011	USD	3,100	(5,800)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2012	USD	2,275	110,959
JCPenney Co., Inc.	5.40%	Goldman Sachs Bank USA	March 2014	USD	5,000	(688,616)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2014	USD	3,000	(866,292)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	1,850	(88,151)

Total						$(1,509,081)

•	Credit default swaps on single-name issues – sold protection outstanding as of June 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Ford Motor Co.	5.10%	Bank of America, N.A.	December 2010	CCC	USD	7,500	$115,337
Standard Pacific Corp.	5.00%	Barclays Bank Plc	June 2013	B-	USD	10,000	(427,678)
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	USD	1,000	64,405
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2015	C	USD	1,000	54,406
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2015	C	USD	2,000	74,366
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2015	C	USD	1,500	(41,725)
United Rentals (North American), Inc.	5.00%	Bank of America, N.A.	June 2015	B	USD	1,000	(24,985)
AK Steel Corp.	5.00%	Barclays Bank Plc	June 2015	BB	USD	4,000	(442,147)
Levi Strauss & Co.	5.00%	Citibank, N.A.	June 2015	B+	USD	3,800	14,128
AK Steel Corp.	5.00%	Credit Suisse International	June 2015	BB	USD	2,250	(264,968)
United Rentals (North American), Inc.	5.00%	Credit Suisse International	June 2015	B	USD	4,500	(185,558)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	June 2015	B+	USD	3,500	(159,643)
United Rentals (North American), Inc.	5.00%	Goldman Sachs Bank USA	June 2015	B	USD	2,750	(75,584)
United Rentals (North American), Inc.	5.00%	Goldman Sachs Bank USA	June 2015	B	USD	1,400	(45,479)

36	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciaton)
United Rentals (North American), Inc.	5.00%	Goldman Sachs Bank USA	June 2015	B	USD	2,500	$(103,782)
United Rentals (North American), Inc.	5.00%	Goldman Sachs Bank USA	June 2015	B	USD	1,500	(28,103)
AK Steel Corp.	5.00%	JPMorgan Chase Bank, N.A.	June 2015	BB	USD	1,900	(205,921)
AK Steel Corp.	5.00%	JPMorgan Chase Bank, N.A.	June 2015	BB	USD	1,225	(145,887)

Total							$(1,828,818)

1	Using S&P rating of the issuer.

2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$42,137,961	$873,000	$53,354,783	$96,365,744
Corporate Bonds	—	1,833,132,433	15,141,856	1,848,274,289
Floating Rate Loan Interests	—	158,438,817	48,277,910	206,716,727
Foreign Government Obligations	—	505,498	—	505,498
Other Interests	—	—	2,791,570	2,791,570
Preferred Securities	32,749,550	—	4,134,542	36,884,092
Warrants	—	—	19	19
Short-Term Securities	39,224,581	233,200	—	39,457,781
Unfunded Loan Commitments:	—	5,925,200	—	5,925,200

Total	$114,112,092	$1,999,108,148	$123,700,680	$2,236,920,920

	Derivative Financial Instruments[3]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$463,914	—	$463,914
Equity contracts	$2,755,541	22,375	—	2,777,916
Foreign currency exchange contracts	—	6,054,142	—	6,054,142
Liabilities:
Credit contracts	—	(3,801,813)	—	(3,801,813)
Equity contracts	—	—	$(1,806,263)	(1,806,263)
Foreign currency exchange contracts	(2,395)	(423,127)	—	(425,522)

Total	$2,753,146	$2,315,491	$(1,806,263)	$3,262,374

[3]

Derivative financial instruments are options purchased, foreign currency exchange contracts and swaps. Foreign currency exchange contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2010	37

Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

The following tables are a reconciliation of Level 3 investments and derivatives for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Balance, as of September 30, 2009	$350,172	$18,335,979	$126,299,939	$144,986,090
Accrued discounts/premiums	—	169,369	2,693,306	2,862,675
Net realized gain (loss)	14,430,559	(2,542,023)	(15,613,808)	(3,725,272)
Net change in unrealized appreciation/depreciation[4]	12,521,131	20,910,306	37,677,342	71,108,779
Purchases	58,663,923	1,775,398	27,056,132	87,495,453
Sales	(32,599,647)	(18,860,948)	(83,779,067)	(135,239,662)
Transfers in5	—	2,034	—	2,034
Transfers out[5]	(11,355)	(4,648,259)	(46,055,934)	(50,715,548)

Balance, as of June 30, 2010	$53,354,783	$15,141,856	$48,277,910	$116,774,549

	Other Interests	Preferred Stocks	Warrants	Total
Assets:
Balance, as of September 30, 2009	—	$1	$18	$19
Net change in unrealized appreciation/depreciation[4]	$(1,638,810)	157,826	1	(1,480,983)
Purchases	4,430,380	3,976,715	—	8,407,095
Transfers in5	—	—	—	—
Transfers out[5]	—	—	—	—

Balance, as of June 30, 2010	$2,791,570	$4,134,542	$19	$6,926,131

Derivative Financial Instruments[6]
Liabilities:
Balance, as of September 30, 2009	—
Net change in unrealized appreciation/depreciation[4]	$93,737
Purchases	(1,900,000)
Transfers in5	—
Transfers out[5]	—

Balance, as of June 30, 2010	$(1,806,263)

[4]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $25,724,749.

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

[6]	Derivative financial instruments are options written.

38	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
Asset-Backed Securities
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1,
0.54%, 1/25/47(a)	USD	230		$212,826
Countrywide Asset-Backed Certificates, Series 2006-20, Class 2A1,
0.40%, 4/25/28(a)		35		35,078
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1,
0.41%, 11/25/46(a)		47		46,444
Structured Asset Securities Corp.:
Series 2006-BC3, Class A2, 0.40%, 10/25/36(a)		115		113,606
Series 2007-WF2, Class A2, 1.05%, 8/25/37(a)		198		195,303

Total Asset-Backed Securities — 0.0%				603,257

Corporate Bonds
Banks — 0.0%
International Bank for Reconstruction & Development,
3.24%, 12/10/13(a)		265		265,188

Diversified Financial Services — 0.2%
Ally Financial, Inc.,
6.88%, 9/15/11		5,000		5,068,750
The Bear Stearns Cos. LLC,
4.11%, 3/10/14(a)		340		332,564

				5,401,314

Total Corporate Bonds — 0.2%				5,666,502

Foreign Government Obligations
Greece — 0.2%
Hellenic Republic,
2.30%, 7/25/30	EUR	12,990		6,751,801

Italy — 1.5%
Buoni Poliennali del Tesoro,
0.95%, 9/15/10		34,925		47,757,824

Total Foreign Government Obligations — 1.7%				54,509,625

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB4, Class A3,
6.16%, 5/12/34	USD	435		459,625
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A3,
4.25%, 7/15/27		822		853,136

Total Non-Agency Mortgage-Backed Securities — 0.1%				1,312,761

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities,
3.44%, 6/01/34(a)		167		171,475

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27(b)		214,836		269,307,119
2.00%, 1/15/26	USD	55,535		64,498,842
1.75%, 1/15/28(b)		142,225		150,122,497
3.63%, 4/15/28		50,591		88,244,319
2.50%, 1/15/29		60,866		69,848,793
3.88%, 4/15/29(b)		68,898		122,605,618
3.38%, 4/15/32		6,813		10,893,943
2.13%, 2/15/40(c)		116,134		128,340,883
U.S. Treasury Inflation Indexed Notes:
3.50%, 1/15/11		210		267,408
2.38%, 4/15/11-1/15/17(b)		191,833		216,138,103
3.38%, 1/15/12		19,312		24,994,839
2.00%, 4/15/12-1/15/16(c)		307,178		359,685,752
3.00%, 7/15/12(b)		226,766		292,489,050
0.63%, 4/15/13		1,932		2,033,549
1.88%, 7/15/13-7/15/19		281,482		338,299,998
1.25%, 4/15/14		171,166		184,067,911
1.63%, 1/15/15-1/15/18		45,763		50,230,963
2.50%, 7/15/16		63,076		75,768,463
2.63%, 7/15/17		40,564		48,129,283
1.38%, 7/15/18-1/15/20		178,791		184,620,334
U.S. Treasury Notes:
1.00%, 3/31/12		101,900		102,672,402
2.25%, 5/31/14		9,975		10,292,175
0.50%, 4/15/15		75,385		76,833,243
2.13%, 5/31/15		143,950		146,424,501
3.63%, 2/15/20		30,610		32,341,363
3.50%, 5/15/20(d)		2,600		2,721,056

Total U.S. Treasury Obligations — 94.3%				3,051,872,407

Total Long-Term Investments (Cost — $3,030,130,754) — 96.3%				3,114,136,027

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16%(e)(f)		159,697,527		159,697,527

Total Short-Term Securities (Cost — $159,697,527) — 4.9%				159,697,527

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro-Dollar Futures, Strike Price USD
98.50, Expires 7/16/10		769		9,612

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		4,450	(g)	1,255,208
Receive a fixed rate of 4.215% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		4,470	(g)	3,799,099
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		1,980	(g)	1,663,321
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		7,740	(g)	8,309,838

				15,027,466

BLACKROCK FUNDS II	JUNE 30, 2010	39

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	4,450	(g)	$323,900
Pay a fixed rate of 4.215% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International	4,470	(g)	451,944
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	1,980	(g)	554,280
Pay a fixed rate of 4.900% and receive a floating rate based on 3-month LIBOR, Expires 7/21/10, Broker, Royal Bank of Scotland Plc	16,800	(g)	17
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	7,740	(g)	3,249,581

			4,579,722

Total Options Purchased (Cost — $17,626,929) — 0.6%			19,616,800

Total Investments Before Outstanding Options Written (Cost — $3,207,455,210*) — 101.8%			3,293,450,354

	Contracts (g)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.650% and receive a floating rate based on 3-month LIBOR, Expires 7/21/10, Broker, Royal Bank of Scotland Plc	1,680		(905,356)
Pay a fixed rate of 3.770% and receive a floating rate based on 3-month LIBOR, Expires 5/27/11, Broker, Royal Bank of Scotland Plc	9,200		(5,117,725)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	3,070		(2,271,169)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	5,810		(4,309,367)
Pay a fixed rate of 4.300% and receive a floating rate based on 3-Month LIBOR, Expires 2/24/11, Broker, Morgan Stanley Capital Services, Inc.	5,000		(4,707,494)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	3,500		(3,685,304)
Pay a fixed rate of 4.950% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Deutsche Bank AG	2,000		(1,926,761)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	5,010		(5,515,258)
Pay a fixed rate of 5.240% and receive a floating rate based on 3-month LIBOR, Expires 3/17/15, Broker, Deutsche Bank AG	2,500		(2,746,437)
Pay a fixed rate of 5.390% and receive a floating rate based on 3-Month LIBOR, Expires 1/06/15, Broker, Deutsche Bank AG	1,500		(1,786,158)

			(32,971,029)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.	13,000		(78,719)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 1/05/11, Broker, Bank of America, N.A.	12,500		(11,679)
Receive a fixed rate of 3.770% and pay a floating rate based on 3-month LIBOR, Expires 5/27/11, Broker, Royal Bank of Scotland Plc	9,200		(1,986,504)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	3,070		(419,599)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	5,810		(787,744)
Receive a fixed rate of 4.150% and pay a floating rate based on 3-month LIBOR, Expires 7/21/10, Broker, Royal Bank of Scotland Plc	1,680		(5)
Receive a fixed rate of 4.300% and pay a floating rate based on 3-Month LIBOR, Expires 2/24/11, Broker, Morgan Stanley Capital Services, Inc.	5,000		(274,546)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	3,500		(1,035,062)
Receive a fixed rate of 4.950% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Deutsche Bank AG	2,000		(909,505)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	5,010		(1,453,646)
Receive a fixed rate of 5.240% and pay a floating rate based on 3-month LIBOR, Expires 3/17/15, Broker, Deutsche Bank AG	2,500		(1,013,866)
Receive a fixed rate of 5.390% and pay a floating rate based on 3-Month LIBOR, Expires 1/06/15, Broker, Deutsche Bank AG	1,500		(545,202)

			(8,516,077)

Total Options Written (Premiums Received — $ 36,466,780) — (1.3)%			(41,487,106)

Total Investments Net of Outstanding Options Written — 100.5%			3,251,963,248
Liabilities in Excess of Other Assets — (0.5)%			(16,112,259)

Net Assets — 100.0%			$3,235,850,989

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,210,430,367

Gross unrealized appreciation	$108,486,535
Gross unrealized depreciation	(25,466,548)

Net unrealized appreciation	$83,019,987

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(c)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Net Activity	Shares held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	262,477,437	$(102,779,910)	159,697,527	$271	$112,201

40	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

(f)	Represents the current yield as of report date.

(g)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	(0.10)%	6/30/10	7/01/10	$2,726,742	$2,726,750

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD 58,047,632	EUR	46,252,800	BNP Paribas	7/14/10	$1,483,592

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
232	U.S. Treasury Notes (2 Year)	September 2010	$50,768,125	$15,011
904	U.S. Treasury Notes (10 Year)	September 2010	$110,782,375	684,096

Total				$699,107

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
1,769	U.S. Treasury Notes (5 Year)	September 2010	$209,363,915	$(1,038,158)
30	U.S. Treasury Bonds (30 Year)	September 2010	$3,825,000	(63,056)
232	Ultra Treasury Bonds	September 2010	$31,508,500	(1,489,368)

Total				$(2,590,582)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.27%(a)	1-day Fed Funds Effective Rate + 0.2475%	Morgan Stanley Capital Services, Inc.	December 2010	USD	1,000,000	$100,000
0.75%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2010	USD	1,000,000	(200,000)
1.60%(a)	3-month LIBOR	Deutsche Bank AG	February 2011	USD	14,600	170,892
1.48%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2011	USD	55,000	478,305
1.27%(b)	3-month LIBOR	Deutsche Bank AG	May 2011	USD	97,300	(581,774)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	June 2011	USD	166,800	1,172,691
1.37%(a)	3-month LIBOR	Deutsche Bank AG	October 2011	USD	115,000	1,118,610
4.91%(a)	3-month LIBOR	Barclays Bank Plc	December 2011	USD	10,500	642,214
1.18%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	January 2012	USD	166,700	391,016
1.09%(b)	3-month LIBOR	Barclays Bank Plc	March 2012	USD	175,000	(1,094,322)
1.24%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2012	USD	209,900	(1,556,982)
1.21%(a)	3-month LIBOR	Citibank, N.A.	May 2012	USD	244,900	1,613,270
1.21%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2012	USD	64,200	(427,040)
1.29%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2012	USD	59,900	(429,175)
4.86%(a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	2,200	209,013
1.72%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD	80,700	994,254
2.43%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2014	USD	13,600	(460,553)
2.73%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	51,200	(2,068,439)
2.72%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2015	USD	52,900	(2,085,966)
2.66%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	68,200	(2,314,848)
2.62%(b)	3-month LIBOR	Credit Suisse International	May 2015	USD	55,900	(1,797,043)
2.49%(b)	3-month LIBOR	Credit Suisse International	May 2015	USD	49,400	(1,264,673)

BLACKROCK FUNDS II	JUNE 30, 2010	41

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.22%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD	27,500	$305,386
2.27%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2015	USD	74,600	994,239
2.24%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	87,300	1,053,042
2.38%(a)	3-month LIBOR	BNP Paribas	June 2015	USD	103,100	1,727,419
2.39%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	138,200	2,369,925
2.09%(a)	3-month LIBOR	Credit Suisse International	June 2015	USD	41,000	73,516
4.49%(a)	3-month LIBOR	Bank of America, N.A.	October 2018	USD	10,700	1,460,578
3.29%(a)	3-month LIBOR	Citibank, N.A.	March 2019	USD	2,800	125,280
3.17%(a)	3-month LIBOR	Bank of America, N.A.	March 2019	USD	2,100	70,396
2.93%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2019	USD	12,800	(132,734)
3.12%(b)	3-month LIBOR	Deutsche Bank AG	April 2019	USD	20,000	(495,043)
3.31%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	11,400	(448,563)
3.30%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2019	USD	20,000	750,481
3.89%(a)	3-month LIBOR	Citibank, N.A.	June 2019	USD	10,000	839,178
3.89%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2019	USD	37,000	(3,085,611)
3.50%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	14,900	(754,354)
3.59%(b)	3-month LIBOR	Citibank, N.A.	December 2019	USD	15,600	(864,317)
3.67%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	5,300	325,567
3.96%(a)	3-month LIBOR	Citibank, N.A.	January 2020	USD	40,000	4,153,861
3.95%(b)	3-month LIBOR	Deutsche Bank AG	January 2020	USD	40,000	(4,104,373)
3.89%(a)	3-month LIBOR	BNP Paribas	January 2020	USD	40,000	3,875,063
3.69%(a)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	75,000	5,692,898
5.43%(b)	3-month LIBOR	Barclays Bank Plc	February 2020	USD	10,900	(2,156,052)
3.65%(b)	3-month LIBOR	BNP Paribas	March 2020	USD	50,000	(3,466,917)
3.47%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	10,000	1,005,101
3.51%(a)	3-month LIBOR	Citibank, N.A.	March 2020	USD	10,000	1,022,385
3.68%(b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	15,600	(1,096,662)
3.71%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	14,800	(1,076,643)
3.75%(b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	18,500	(1,395,602)
3.83%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	14,600	(1,204,034)
3.96%(b)	3-month LIBOR	BNP Paribas	April 2020	USD	14,400	(1,336,267)
3.95%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD	7,500	(689,565)
4.05%(b)	3-month LIBOR	Credit Suisse International	April 2020	USD	26,900	(2,709,041)
3.88%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2020	USD	26,600	(2,282,794)
3.95%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2020	USD	28,200	(2,600,452)
3.80%(a)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	38,700	3,003,971
3.78%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD	25,000	(1,886,265)
3.75%(a)	3-month LIBOR	Citibank, N.A.	April 2020	USD	20,700	1,488,692
3.75%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	27,100	1,938,334
3.75%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	10,000	715,439

42	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.64%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	19,700	$1,213,961
3.47%(b)	3-month LIBOR	Bank of America, N.A.	May 2020	USD	42,400	(1,879,568)
3.46%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	5,800	(250,630)
3.15%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	17,200	267,971
3.25%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	40,300	967,386
3.39%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	6,000	216,187
3.43%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	12,900	506,753
3.34%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	43,800	1,333,451
3.37%(b)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	23,400	(773,286)
3.39%(a)	3-month LIBOR	Credit Suisse International	June 2020	USD	34,400	1,183,411
3.39%(b)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	9,200	(313,156)
3.01%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD	5,600	(2,777)
3.02%(a)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	12,500	2,083
3.46%(b)	3-month LIBOR	BNP Paribas	October 2020	USD	28,400	(769,632)
4.39%(a)	3-month LIBOR	Deutsche Bank AG	May 2040	USD	26,700	3,549,162

Total						$(933,772)

(a)	Fund pays floating interest rate and receives fixed rate.
(b)	Fund pays fixed interest rate and receives floating rate.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$603,257	—	$603,257
Corporate Bonds	—	5,666,502	—	5,666,502
Foreign Government Obligations	—	54,509,625	—	54,509,625
Non-Agency Mortgage-Backed Securities	—	1,312,761	—	1,312,761
U.S. Government Sponsored Agency Securities	—	171,475	—	171,475
U.S. Treasury Obligations	—	3,051,872,407	—	3,051,872,407
Short-Term Securities	$159,697,527	—	—	159,697,527

Total	$159,697,527	$3,114,136,027	—	$3,273,833,554

BLACKROCK FUNDS II	JUNE 30, 2010	43

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$1,483,592	—	$1,483,592
Interest rate contracts	$708,719	68,728,569	—	69,437,288
Liabilities:
Interest rate contracts	(2,590,582)	(91,542,259)	—	(94,132,841)

Total	$(1,881,863)	$(21,330,098)	—	$(23,211,961)

1	Derivative financial instruments are financial futures contracts, swaps, foreign currency exchange contracts, options purchased and options written. Financial futures contracts, swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Liabilities:	Derivative Financial Instruments[2]
Balance, as of September 30, 2009	$(64,610)
Accrued discounts/premiums	—
Net realized gain (loss)	293,000
Net change in unrealized appreciation/depreciation[3]	(228,390)
Transfers in4	—
Transfers out[4]	—

Balance, as of June 30, 2010	$—

2	Derivative financial instruments are swaps.

3	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $0.

4	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

44	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(a)	$2,710	$2,713,174
Conseco Financial Corp., Series 1997-5, Class A7,
7.13%, 5/15/29(b)	745	766,161
SLM Student Loan Trust:
Series 2008-5, Class A2, 1.42%, 10/25/16(b)	4,470	4,537,130
Series 2008-5, Class A3, 1.62%, 1/25/18(b)	1,130	1,164,808
Series 2008-5, Class A4, 2.02%, 7/25/23(b)	3,040	3,193,158
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.71%, 1/21/11(a)(b)	1	853
SWB Loan-Backed Certificates, Series 1999-1, Class A,
7.38%, 5/15/25(a)	261	219,259

Total Asset-Backed Securities — 2.4%		12,594,543

Corporate Bonds
Diversified Financial Services — 0.4%
TIAA Global Markets, Inc.,
5.13%, 10/10/12(a)	2,150	2,287,232

Oil, Gas & Consumable Fuels — 0.3%
ENSCO Offshore Co.,
6.36%, 12/01/15	1,274	1,442,297

Total Corporate Bonds — 0.7%		3,729,529

Foreign Agency Obligations
FIH Erhvervsbank A/S,
2.45%, 8/17/12(a)	4,770	4,886,898
Japan Finance Corp.,
2.00%, 6/24/11	90	90,781

Total Foreign Agency Obligations — 1.0%		4,977,679

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.8%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
1.09%, 11/25/34(b)	404	283,191
Countrywide Alternative Loan Trust:
Series 2006-OA19, Class A1, 0.53%, 2/20/47(b)	684	341,192
Series 2006-OA21, Class A1, 0.54%, 3/20/47(b)	1,309	671,008
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1,
0.55%, 4/25/46(b)	535	285,420
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21	541	420,413
Deutsche Alt-A Securities, Inc., Series 2006-OA1, Class A1,
0.55%, 2/25/47(b)	399	233,461
Deutsche Mortgage Securities, Inc., Series 2004-4, Class 3AR1,
2.92%, 6/25/34(b)	237	164,857
GSR Mortgage Loan Trust:
Series 2004-9, Class 3A1, 3.09%, 8/25/34(b)	735	612,157
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35(b)	3,585	3,231,777
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	201	189,952
Series 2006-S2, Class 2A2, 5.88%, 7/25/36	249	227,081
MortgageIT Trust, Series 2004-1, Class A1,
0.74%, 11/25/34(b)	801	673,477
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2,
0.65%, 9/25/34(b)	177	132,077
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.19%, 5/25/47(b)	622	363,645
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4,
5.70%, 4/25/36(b)	1,500	1,266,464

		9,096,172

Commercial Mortgage-Backed Securities — 3.4%
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4,
6.19%, 1/11/12	3,347	3,513,684
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A1,
5.92%, 10/15/36	313	314,310
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 8/15/12	2,680	2,815,761
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2,
7.20%, 9/15/10	516	515,615
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35	3,540	3,735,503
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/11	3,559	3,693,189
Series 2001-CIBC, Class A3, 6.26%, 3/15/33	1,230	1,246,732
LB-UBS Commercial Mortgage Trust:
Series 2001-C7, Class A3, 5.64%, 4/15/11	382	388,267
Series 2004-C2, Class A2, 3.25%, 3/15/29	248	248,387
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A1,
5.38%, 1/15/39	64	64,011
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A1,
2.99%, 6/15/35	821	824,285

		17,359,744

Interest Only Commercial Mortgage-Backed Securities — 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.92%, 5/25/36(a)(b)	11,488	238,515

Total Non-Agency Mortgage-Backed Securities — 5.2%		26,694,431

Project Loans
Federal Housing Authority:
Merrill Lynch Project, Series 29, Class 1A1,
7.43%, 6/01/22	122	120,968
USGI Project, Series 56,
7.46%, 1/01/23	99	97,911

Total Project Loans — 0.0%		218,879

U.S. Government Sponsored Agency Securities
Agency Obligations — 9.9%
Fannie Mae:
4.75%, 12/15/10	1,950	1,991,730
1.75%, 3/23/11-5/07/13(c)(d)	4,865	4,919,782
3.63%, 8/15/11	800	827,984

BLACKROCK FUNDS II	JUNE 30, 2010	45

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations (concluded)
4.13%, 4/15/14	$800	$873,595
6.63%, 11/15/30	1,300	1,690,594
Federal Home Loan Bank:
1.63%, 7/27/11	3,100	3,137,228
5.38%, 8/19/11	4,000	4,213,120
1.00%, 12/28/11	1,100	1,106,547
4.00%, 9/06/13	3,000	3,246,060
3.63%, 10/18/13(c)	3,550	3,802,547
5.00%, 11/17/17	2,800	3,195,186
Freddie Mac:
5.25%, 7/18/11(c)	4,000	4,201,112
1.13%, 12/15/11	1,100	1,108,686
2.13%, 3/23/12-9/21/12	1,900	1,951,826
1.75%, 6/15/12	3,100	3,160,838
4.50%, 7/15/13(c)	3,500	3,850,070
2.50%, 4/23/14	550	569,451
4.38%, 7/17/15	2,000	2,217,820
4.88%, 6/13/18	1,100	1,245,039
3.75%, 3/27/19	1,100	1,147,655
6.25%, 7/15/32	500	632,956
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16	518	560,255
Series 1996-20J, 7.20%, 10/01/16	387	417,137
Series 1998-20J, Class 1, 5.50%, 10/01/18	896	962,562

		51,029,780

Collateralized Mortgage Obligations — 4.0%
Fannie Mae:
Series 2001-T2, Class B, 6.02%, 11/25/10	3,600	3,656,276
Series 2005-97, Class HM, 5.00%, 1/25/26	686	691,313
Series 2006-54, Class OA, 6.00%, 3/25/27	1,355	1,377,835
Series 2005-57, Class PA, 5.50%, 5/25/27	127	127,122
Series 2005-118, Class MC, 6.00%, 1/25/32	949	964,066
Series 2002-T6, Class A1, 3.31%, 2/25/32	404	396,675
Series 2005-109, Class PV, 6.00%, 10/25/32	3,590	3,964,368
Series 2005-118, Class WA, 6.00%, 10/25/33	921	935,713
Series 2005-29, Class JB, 4.50%, 4/25/35	3,135	3,326,892
Series 2005-68, Class PC, 5.50%, 7/25/35	2,124	2,316,694
Freddie Mac:
Series 2668, Class AD, 4.00%, 1/15/15	131	131,184
Series 3084, Class BC, 5.50%, 12/15/24	254	255,629
Series 3143, Class NA, 5.50%, 7/15/26	933	951,629
Series 3162, Class 0A, 6.00%, 10/15/26	816	829,229
Series 3057, Class BL, 5.50%, 6/15/27	442	444,604

		20,369,229

Federal Deposit Insurance Corporation Guaranteed — 0.6%
Citigroup Funding, Inc.,
2.13%, 7/12/12	2,390	2,451,956
General Electric Capital Corp.,
2.00%, 9/28/12	600	614,326

		3,066,282

Interest Only Collateralized Mortgage Obligations — 3.3%
Fannie Mae:
Series 2006-58, Class SI, 6.19%, 7/25/36(b)	12,483	1,512,407
Series 2010-2, Class SG, 6.10%, 10/25/39(b)	22,844	2,255,473
Freddie Mac, Series 3153, Class SI,
6.24%, 5/15/36(b)	14,672	1,808,048
Ginnie Mae:
Series 2006-49, Class SA, 6.11%, 2/20/36(b)	6,704	602,644
Series 2009-106, Class SL, 5.75%, 4/20/36(b)	9,052	994,787
Series 2007-7, Class JI, 5.85%, 2/20/37(b)	11,002	1,318,827
Series 2007-23, Class ST, 5.85%, 4/20/37(b)	5,808	537,962
Series 2007-36, Class SG, 6.12%, 6/20/37(b)	13,874	1,524,679
Series 2009-33, Class SN, 5.95%, 5/20/39(b)	15,685	1,409,477
Series 2009-64, Class SY, 5.75%, 8/20/39(b)	12,216	1,219,894
Series 2009-92, Class SC, 5.85%, 10/16/39(b)	16,166	1,615,157
Series 2009-110, Class CS, 6.04%, 11/16/39(b)	21,044	2,305,381

		17,104,736

Mortgage-Backed Securities — 239.2%
Fannie Mae Mortgage-Backed Securities:
5.01%, 1/01/12	8,695	9,081,210
4.00%, 1/01/25-6/01/25	29,322	30,518,313
4.00%, 7/01/25-7/01/40(e)	15,900	16,106,312
4.50%, 7/01/25-7/01/40(e)	432,500	447,988,670
5.00%, 7/01/25-7/01/40(e)	228,100	241,117,531
5.50%, 10/01/34-3/01/40	30,375	32,727,601
6.00%, 4/01/35-7/01/39	68,891	75,184,775
5.00%, 6/01/35-6/01/40	68,131	72,253,651
4.49%, 11/01/35(b)	8,819	9,168,929
5.50%, 7/01/40(e)	38,300	41,100,500
6.00%, 7/01/40(e)	19,900	21,585,281
6.50%, 7/01/40(e)	13,000	14,223,813
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/01/25-6/01/25	10,833	11,273,177
5.50%, 11/01/39(c)	40,853	43,887,510
5.50%, 7/01/40(e)	40,900	43,878,031
Ginnie Mae Mortgage-Backed Securities:
4.50%, 7/01/40(e)	22,800	23,715,562
5.00%, 7/01/40(e)	34,000	36,179,963
5.50%, 7/01/40(e)	23,000	24,823,769
6.00%, 7/01/40(e)	27,000	29,324,281
6.50%, 7/01/40(e)	4,700	5,158,250

		1,229,297,129

Total U.S. Government Sponsored Agency Securities — 257.0%		1,320,867,156

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 5/15/16	1,700	2,183,703
8.75%, 5/15/17-8/15/20(f)	8,550	12,629,979
8.13%, 5/15/21	2,300	3,353,687
8.00%, 11/15/21(d)	1,850	2,690,594
6.25%, 8/15/23	1,400	1,814,750
7.63%, 2/15/25	1,900	2,791,218
6.13%, 11/15/27	3,100	4,080,375
5.38%, 2/15/31	750	922,734
4.50%, 2/15/36	2,900	3,203,595
3.50%, 2/15/39	5,850	5,434,100
4.38%, 11/15/39-5/15/40(f)	9,070	9,800,923

46	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations
U.S. Treasury Notes:
1.13%, 6/30/11-6/15/13(f)	$14,155		$14,239,748
1.00%, 7/31/11-8/31/11(f)	11,850		11,925,934
4.63%, 10/31/11(f)	9,550		10,082,709
0.88%, 2/29/12	525		527,809
1.38%, 9/15/12-1/15/13(f)	45,500		46,172,852
3.38%, 6/30/13	3,800		4,072,236
2.38%, 8/31/14-9/30/14(f)	18,200		18,804,941
4.25%, 11/15/14-8/15/15	12,000		13,390,797
1.88%, 6/30/15(f)	2,750		2,760,527
5.13%, 5/15/16	1,100		1,283,648
4.88%, 8/15/16	4,800		5,556,000
2.75%, 11/30/16-2/15/19	10,600		10,699,373
4.50%, 5/15/17(f)	6,950		7,906,709
2.50%, 6/30/17	7,546		7,579,014
4.75%, 8/15/17	2,100		2,427,961
3.50%, 5/15/20	15,267		15,977,832

Total U.S. Treasury Obligations — 43.3%			222,313,748

Total Long-Term Investments (Cost — $1,570,720,739) — 309.6%			1,591,395,965

Short-Term Securities
Borrowed Bond Agreements — 0.5%
Bank of America, N.A.
(0.17)%, 7/01/10	2,084		2,084,250
JPMorgan Chase Bank, N.A.
(0.15)%, 7/01/10	315		315,375

Total Short-Term Securities (Cost — $2,399,625) — 0.5%			2,399,625

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
1-year Euro-Dollar Futures, Strike Price USD 97.25, Expires 9/10/10	92		575
1-year Euro-Dollar Futures, Strike Price USD 97.75, Expires 9/10/10	1,482		27,788

			28,363

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.150% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Deutsche Bank AG	4,040	(g)	147,304
Receive a fixed rate of 3.700% and pay a floating rate based on 3-month LIBOR, Expires 11/08/10, Broker, BNP Paribas	2,000	(g)	1,071,485
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 1/27/11, Broker, BNP Paribas	710	(g)	391,881
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Deutsche Bank AG	900	(g)	601,997
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	770	(g)	217,193
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	330	(g)	277,220

			2,707,080

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate 3.950% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Deutsche Bank AG	900	(g)	145,041
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	4,040	(g)	534
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	4,040	(g)	518
Pay a fixed rate of 3.700% and receive a floating rate based on 3-month LIBOR, Expires 11/08/10, Broker, BNP Paribas	2,000	(g)	126,148
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	770	(g)	56,045
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	330	(g)	92,380

			420,666

Total Options Purchased (Cost — $3,548,691) — 0.6%			3,156,109

Total Investments Before TBA Sale Commitments, Outstanding Options Written and Borrowed Bonds (Cost — $1,576,669,055*) — 310.7%			1,596,951,699

	Par (000)
TBA Sale Commitments(e)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/25-7/01/40	$34,700		(35,907,156)
4.50%, 7/01/40	417,500		(432,225,281)
5.00%, 7/01/40	252,100		(266,393,500)
5.50%, 7/01/40	28,900		(31,013,000)
6.00%, 7/01/40	68,500		(74,301,094)
6.50%, 7/01/40	6,900		(7,557,656)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/25	5,000		(5,189,062)
5.50%, 7/01/40	81,700		(87,508,736)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 7/01/40	11,400		(11,880,966)
5.00%, 7/01/40	21,900		(23,316,281)
5.50%, 7/01/40	15,500		(16,744,844)
6.00%, 7/01/40	19,900		(21,585,281)

Total TBA Sale Commitments (Proceeds — $1,004,882,977) — (197.2)%			(1,013,622,857)

	Contracts
Options Written
Exchange-Traded Call Options Written
Euro-Schatz Futures, Strike Price USD 109.50, Expires 8/31/10	177		(48,700)
U.S. Treasury Notes (10 Year), Strike Price USD 122.50, Expires 8/27/10	83		(115,422)

			(164,122)

Exchange-Traded Put Options Written
3-month Euro-Dollar Futures, Strike Price USD 98.50, Expires 9/13/10	100		(5,000)

BLACKROCK FUNDS II	JUNE 30, 2010	47

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Exchange-Traded Put Options Written (concluded)
U.S. Treasury Notes (10 Year), Strike Price USD 119.50, Expires 8/27/10	83		$(32,422)

			(37,422)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.405% and receive a floating rate based on 3-month LIBOR, Expires 12/23/10, Broker, Morgan Stanley Capital Services, Inc.	2,000	(g)	(702,023)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	500	(g)	(323,649)
Pay a fixed rate of 4.065% and receive a floating rate based on 3-month LIBOR, Expires 5/11/11, Broker, Bank of America, N.A.	820	(g)	(610,928)
Pay a fixed rate of 4.150% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Bank of America, N.A.	660	(g)	(460,838)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	780	(g)	(564,830)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	450	(g)	(365,610)
Pay a fixed rate of 4.825% and receive a floating rate based on 3-month LIBOR, Expires 5/05/20, Broker, Credit Suisse International	570	(g)	(444,203)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	860	(g)	(946,731)

			(4,418,812)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.	2,140	(g)	(12,958)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 1/05/11, Broker, Bank of America, N.A.	5,000	(g)	(4,671)
Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, Expires 12/23/10, Broker, Morgan Stanley Capital Services, Inc.	2,000	(g)	(362,019)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	500	(g)	(199,294)
Receive a fixed rate of 4.065% and pay a floating rate based on 3-month LIBOR, Expires 5/11/11, Broker, Bank of America, N.A.	820	(g)	(109,717)
Receive a fixed rate of 4.150% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Bank of America, N.A.	660	(g)	(242,708)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	780	(g)	(374,713)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	450	(g)	(267,303)
Receive a fixed rate of 4.825% and pay a floating rate based on 3-month LIBOR, Expires 5/05/20, Broker, Credit Suisse International	570	(g)	(327,090)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	860	(g)	(249,528)

			(2,150,001)

Total Options Written (Premiums Received — $ 6,677,628) — (1.3)%			(6,770,357)

	Par (000)
Borrowed Bonds
U.S. Treasury Notes,
3.50%, 5/15/20	2,285		(2,391,390)

Total Borrowed Bonds (Proceeds — $2,388,533) — (0.5)%			(2,391,390)

Total Investments Net of TBA Sale Commitments, Outstanding Options Written and Borrowed Bonds — 111.7%			574,167,095
Liabilities in Excess of Other Assets — (11.7)%			(60,257,272)

Net Assets — 100.0%			$513,909,823

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,576,670,176

Gross unrealized appreciation	$24,357,218
Gross unrealized depreciation	(4,075,695)

Net unrealized appreciation	$20,281,523

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(28,933,875)	$(353,949)
Barclays Bank Plc	$21,465,594	$287,387
BNP Paribas	$23,027,844	$202,125
Citibank, N.A.	$75,575,219	$2,061,358
Credit Suisse International	$(60,298,669)	$(818,462)
Deutsche Bank AG	$(57,520,110)	$(316,970)
Goldman Sachs Bank USA	$18,240,885	$(128,167)
JPMorgan Chase Bank, N.A.	$(7,933,750)	$(218,840)
Morgan Stanley Capital Services, Inc.	$17,708,687	$503,885

48	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)
Nomura Securities International, Inc.	$(45,895,813)	$(851,449)
RBC Dain Rauscher, Inc.	$(21,235,625)	$(108,039)
UBS AG	$(2,594,531)	$(40,781)
Wells Fargo & Co.	$(26,750)	$(9,613)

(f)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(g)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	0.07%	6/30/10	7/01/10	$200,001	$200,000
Barclays Bank Plc	(0.02)%	6/30/10	7/01/10	$2,007,499	2,007,500
Barclays Bank Plc	0.05%	6/30/10	7/01/10	$119,297,861	119,297,695
Barclays Bank Plc	0.22%	7/01/10	7/02/10	$2,760,329	2,760,313
Barclays Bank Plc	0.26%	7/01/10	7/02/10	$5,144,837	5,144,800

Total					$129,410,308

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	238,624,000	USD	2,628,655	Morgan Stanley Capital Services, Inc.	7/6/10	$70,516
JPY	222,028,000	USD	2,443,560	UBS AG	7/6/10	67,886
USD	2,541,498	JPY	232,908,000	Citibank, N.A.	7/6/10	(93,016)
USD	2,401,237	JPY	222,028,000	UBS AG	7/6/10	(110,209)
USD	3,353,635	JPY	300,754,000	UBS AG	7/9/10	(48,477)
EUR	550,000	USD	663,244	Citibank, N.A.	7/14/10	9,368
MXN	15,218,125	CAD	1,250,000	HSBC Securities	7/19/10	316
MXN	12,049,054	ZAR	7,330,000	JPMorgan Chase Bank, N.A.	7/19/10	(21,955)
JPY	99,261,740	KRW	1,415,125,000	HSBC Securities	7/26/10	(33,854)
JPY	51,038,430	KRW	727,119,000	HSBC Securities	7/26/10	(16,990)
JPY	43,722,810	KRW	619,115,000	UBS AG	7/26/10	(11,462)
JPY	33,204,000	USD	365,872	Morgan Stanley Capital Services, Inc.	7/26/10	9,833
KRW	2,780,370,000	JPY	232,861,809	HSBC Securities, Inc.	7/26/10	(361,613)
CZK	22,535,000	EUR	872,915	Deutsche Bank AG	8/16/10	3,704
EUR	977,645	GBP	813,000	UBS AG	8/16/10	(18,866)
EUR	2,120,000	USD	2,617,840	Citibank, N.A.	8/16/10	(24,768)
EUR	2,120,000	USD	2,602,222	Citibank, N.A.	8/16/10	(9,151)
EUR	4,235,000	USD	5,114,461	Citibank, N.A.	8/16/10	65,565
GBP	815,000	CZK	25,280,322	UBS AG	8/16/10	15,686
NOK	7,380,000	CZK	24,168,762	UBS AG	8/16/10	(17,879)
SEK	9,045,000	CZK	24,319,292	UBS AG	8/16/10	3,711
USD	5,102,162	EUR	4,170,000	Citibank, N.A.	8/16/10	1,640
AUD	1,533,000	NZD	1,882,294	JPMorgan Chase Bank, N.A.	8/30/10	(4,150)
HUF	116,379,560	EUR	418,000	JPMorgan Chase Bank, N.A.	8/30/10	(16,066)
HUF	144,019,628	PLN	2,135,000	JPMorgan Chase Bank, N.A.	8/30/10	(13,846)
HUF	144,581,730	PLN	2,141,000	JPMorgan Chase Bank, N.A.	8/30/10	(13,215)

Total						$(567,292)

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Appreciation
301	U.S. Treasury Notes (5 Year)	September 2010	$35,623,820	$82,276
44	U.S. Treasury Notes (10 Year)	September 2010	$5,392,063	9,477
12	U.S. Treasury Bonds (30 Year)	September 2010	$1,530,000	2,287

Total				$94,040

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
199	U.S. Treasury Notes (2 Year)	September 2010	$43,546,797	$(120,565)
2	Ultra Treasury Bonds	September 2010	$271,625	(12,838)
133	Euro Dollar Futures	September 2010	$33,032,213	(5,695)
123	Euro Dollar Futures	December 2010	$30,513,225	(13,423)
111	Euro Dollar Futures	March 2011	$27,516,900	(54,911)
106	Euro Dollar Futures	June 2011	$26,250,900	(28,538)
122	Euro Dollar Futures	September 2011	$30,169,075	(151,136)
122	Euro Dollar Futures	December 2011	$30,106,550	(20,063)
62	Euro Dollar Futures	March 2012	$15,269,050	(79,721)
42	Euro Dollar Futures	June 2012	$10,319,400	(45,406)
36	Euro Dollar Futures	September 2012	$8,824,500	(48,924)
36	Euro Dollar Futures	December 2012	$8,802,900	(50,506)
36	Euro Dollar Futures	March 2013	$8,784,450	(51,256)
8	Euro Dollar Futures	June 2013	$1,947,800	(1,702)

Total				$(684,684)

BLACKROCK FUNDS II	JUNE 30, 2010	49

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.18%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	January 2012	USD	66,700	$156,454
1.26%(a)	3-month LIBOR	Deutsche Bank AG	May 2012	USD	9,400	61,850
1.67%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2013	USD	4,700	58,478
1.72%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD	13,300	163,861
2.56%(b)	3-month LIBOR	Bank of America, N.A.	March 2015	USD	14,200	(493,325)
2.37%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2015	USD	10,000	164,704
2.23%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	32,300	(277,569)
2.09%(a)	3-month LIBOR	Credit Suisse International	June 2015	USD	6,500	11,655
2.09%(a)	3-month LIBOR	Deutsche Bank AG	July 2015	USD	25,000	—
2.07%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2015	USD	20,000	—
2.06%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2015	USD	25,000	—
2.79%(b)	3-month LIBOR	Deutsche Bank AG	June 2017	USD	4,100	(60,518)
3.47%(a)	3-month LIBOR	BNP Paribas	May 2020	USD	4,600	208,335
3.54%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	2,000	103,804
3.39%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	4,600	(177,309)
3.46%(b)	3-month LIBOR	Credit Suisse International	May 2020	USD	3,200	(141,112)
3.51%(b)	3-month LIBOR	BNP Paribas	May 2020	USD	3,200	(154,228)
3.16%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	3,200	(53,402)
3.25%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	3,000	(73,689)
3.33%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	2,100	(65,266)
3.38%(b)	3-month LIBOR	Deutsche Bank AG	June 2020	USD	10,800	(369,804)
3.35%(b)	3-month LIBOR	Deutsche Bank AG	June 2020	USD	3,000	(95,150)
3.35%(a)	3-month LIBOR	Credit Suisse International	June 2020	USD	3,300	101,805
3.01%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD	1,000	(496)
3.06%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	5,100	17,746
3.05%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	3,300	9,704
3.02%(a)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	4,500	750
3.02%(b)	3-month LIBOR	Deutsche Bank AG	July 2020	USD	1,400	—
3.04%(a)	3-month LIBOR	Deutsche Bank AG	July 2020	USD	20,000	—
3.03%(b)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	20,000	—
4.44%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2040	USD	1,200	(171,040)

Total						$(1,073,762)

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

50	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.62%[1]	—	Morgan Stanley Capital Services, Inc.	May 2020	USD10,100	$206,040	[2]
2.52%[1]	—	Deutsche Bank AG	May 2020	USD 6,000	67,800	[2]
—	5.50%	Morgan Stanley Capital Services, Inc.	January 2039	USD 4,245	43,999	[3]
—	4.50%	Goldman Sachs Bank USA	January 2040	USD 6,503	(54,451)[4]
—	5.50%	Goldman Sachs Bank USA	January 2040	USD 8,427	119,124	[3]

Total					$382,512

[1]	Payments made at expiration.

[2]	Based on the change in the return of the Consumer Price Index for All Urban Consumers.

[3]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

[4]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$12,374,431	$220,112	$12,594,543
Corporate Bonds	—	3,729,529	—	3,729,529
Foreign Agency Obligations	—	4,977,679	—	4,977,679
Non-Agency Mortgage-Backed Securities	—	26,694,431	—	26,694,431
Project Loans	—	—	218,879	218,879
U.S. Government Sponsored Agency Securities	—	1,320,867,156	—	1,320,867,156
U.S. Treasury Obligations	—	222,313,748	—	222,313,748
Short-Term Securities	—	2,399,625	—	2,399,625
Liabilities:
Investments in Securities:
Long-Term Investments:
Borrowed Bonds	—	(2,391,390)	—	(2,391,390)
TBA Sale Commitments	—	(1,013,622,857)	—	(1,013,622,857)

Total	—	$577,342,352	$438,991	$577,781,343

	Derivative Financial Instruments[5]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$248,225	—	$248,225
Interest rate contracts	$122,403	4,186,892	$163,123	4,472,418
Other risk contracts	—	—	273,840	273,840
Liabilities:
Foreign currency exchange contracts	—	(815,517)	—	(815,517)
Interest rate contracts	(886,228)	(8,701,721)	(54,451)	(9,642,400)

Total	$(763,825)	$(5,082,121)	$382,512	$(5,463,434)

[5]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2010	51

Schedule of Investments (concluded)	BlackRock Intermediate Government Bond Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Asset- Backed Securities	Project Loans	Derivative Financial Instruments[6]	Total
Balance, as of September 30, 2009	$253,237	$442,947	$(489,660)	$206,524
Accrued discounts/premiums	111	(176)	—	(65)
Net realized gain (loss)	112	(6,517)	(399,187)	(405,592)
Net change in unrealized appreciation/depreciation[7]	6,086	7,266	1,271,359	1,284,711
Sales	(39,434)	(224,641)	—	(264,075)
Transfers in8	—	—	—	—
Transfers out[8]	—	—	—	—

Balance, as of June 30, 2010	$220,112	$218,879	$382,512	$821,503

[6]	Derivative financial instruments are swaps.

[7]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $395,864.

[8]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

52	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Long Duration Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC, Series 2010-1A, Class B,
9.31%, 7/15/61(a)	USD	1,000	$1,006,250
AEP Texas Central Transition Funding LLC,
5.31%, 7/01/20		380	436,018
American Express Issuance Trust, Series 2007-2, Class A,
0.60%, 7/15/13(b)		805	804,737
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 3AV2, 0.50%, 1/25/37(b)		732	460,373
Series 2006-11, Class 1AF2, 6.02%, 9/25/46(b)		984	688,819
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13		395	411,096
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 8/01/22		425	454,801
Ford Credit Auto Lease Trust, Series 2010-A, Class A2,
1.04%, 3/15/13(a)		1,000	1,000,986
Ford Credit Auto Owner Trust:
Series 2008-A, Class A3A, 3.96%, 4/15/12		214	216,912
Series 2009-D, Class A3, 2.17%, 10/15/13		735	744,943
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A,
4.25%, 5/15/11(a)		1,000	1,000,000
Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3,
1.87%, 2/15/14		1,350	1,364,035
Honda Auto Receivables Owner Trust:
Series 2010-1, Class A2, 0.62%, 5/23/11		830	829,484
Series 2009-3, Class A3, 2.31%, 5/15/13		350	355,417
MBNA Credit Card Master Note Trust, Series 2005-A9, Class A9,
0.39%, 4/15/13(b)		595	594,710
Morgan Stanley Capital I, Series 2006-HE8, Class A2A,
0.40%, 10/25/36(b)		3	2,679
Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3,
5.00%, 9/15/14		1,950	2,016,149
PECO Energy Transition Trust, Series 2001-A, Class A1,
6.52%, 9/01/10		421	425,326
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.62%, 1/25/18(b)		180	185,545
Series 2010-1, Class A, 0.75%, 3/25/25(b)		638	638,242
Small Business Administration, Series 2002-P10B, Class 1,
5.20%, 8/10/12		18	19,161
USAA Auto Owner Trust, Series 2008-1, Class A3,
4.16%, 4/16/12		151	152,151

Total Asset-Backed Securities — 5.0%			13,807,834

Corporate Bonds
Aerospace & Defense — 1.0%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15(a)		60	64,347
Bombardier, Inc.,
7.75%, 3/15/20(a)		500	518,750
Honeywell International, Inc.,
5.70%, 3/15/37		500	568,920
Honeywell, Inc.,
6.63%, 6/15/28		105	127,872
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15		5	5,000
United Technologies Corp.:
6.70%, 8/01/28		200	243,865
6.13%, 7/15/38		950	1,111,774

			2,640,528

Air Freight & Logistics — 0.3%
United Parcel Service, Inc.,
6.20%, 1/15/38		725	871,576

Airlines — 0.2%
Continental Airlines, Inc.,
7.25%, 11/10/19		525	559,125

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
8.20%, 1/15/39(a)		1,245	1,637,895
6.38%, 1/15/40		5	5,715

			1,643,610

Capital Markets — 2.5%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		285	300,421
6.15%, 4/01/18		600	628,510
7.50%, 2/15/19		750	838,334
5.38%, 3/15/20		125	123,514
6.75%, 10/01/37		2,075	2,034,210
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37(c)(d)		275	138
Morgan Stanley:
6.25%, 8/28/17		895	909,889
7.30%, 5/13/19		870	935,615
5.50%, 1/26/20		975	943,215

			6,713,846

Commercial Banks — 2.9%
Bank of Scotland Plc,
5.00%, 11/21/11(a)		365	377,446
Credit Suisse AG,
5.40%, 1/14/20		725	720,841
Credit Suisse New York,
5.30%, 8/13/19		525	556,529
Discover Bank,
8.70%, 11/18/19		500	555,097
HSBC Bank (USA) N.A.,
5.88%, 11/01/34		250	245,377
HSBC Holdings Plc:
6.50%, 5/02/36		400	414,868
6.50%, 9/15/37		1,175	1,216,181
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		710	768,617
6.00%, 10/01/17		655	713,270
Lloyds TSB Bank Plc,
5.80%, 1/13/20(a)		875	825,908
Nordea Bank AB,
4.88%, 1/27/20(a)		900	924,340
Wachovia Bank N.A.,
6.60%, 1/15/38		605	657,839

			7,976,313

Commercial Services & Supplies — 0.5%
Waste Management, Inc.,
6.13%, 11/30/39		1,300	1,405,673

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.,
6.88%, 1/15/20(a)		500	496,250
Cisco Systems, Inc.:
5.90%, 2/15/39		800	889,253
5.50%, 1/15/40		325	340,636

			1,726,139

Consumer Finance — 0.1%
SLM Corp.:
5.40%, 10/25/11		75	74,556
5.13%, 8/27/12		125	123,139

			197,695

Containers & Packaging — 0.5%
Ball Corp.,
6.75%, 9/15/20		625	631,250
Bemis Co., Inc.,
6.80%, 8/01/19		625	721,986

			1,353,236

BLACKROCK FUNDS II	JUNE 30, 2010	53

Schedule of Investments (continued)	BlackRock Long Duration Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Financial Services — 5.6%
AngloGold Ashanti Holdings Plc,
6.50%, 4/15/40	USD 280	$288,833
Bank of America Corp.:
7.38%, 5/15/14	550	616,419
6.00%, 9/01/17	315	331,484
5.75%, 12/01/17	1,460	1,514,138
7.63%, 6/01/19	500	572,754
5.63%, 7/01/20	925	932,347
Bank of America N.A.,
6.10%, 6/15/17	100	103,488
The Bear Stearns Cos. LLC,
0.70%, 7/19/10(b)	60	60,009
Citigroup, Inc.:
5.30%, 10/17/12	175	181,355
8.13%, 7/15/39	960	1,145,258
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	1,600	1,793,010
Crown Castle Towers LLC,
6.11%, 1/15/20(a)	1,050	1,152,432
FMR LLC,
6.45%, 11/15/39(a)	500	530,569
General Electric Capital Corp.:
5.00%, 12/01/10	125	127,001
5.88%, 2/15/12	725	770,489
5.00%, 4/10/12	30	31,518
5.88%, 1/14/38	2,297	2,252,445
Hutchison Whampoa International Ltd.,
5.75%, 9/11/19(a)	700	746,018
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19(a)	850	832,614
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16(a)	600	583,500
New Communications Holdings, Inc.,
8.50%, 4/15/20(a)	880	882,200

		15,447,881

Diversified Telecommunication Services — 3.9%
AT&T Inc.:
6.50%, 9/01/37	825	915,048
6.30%, 1/15/38	1,065	1,155,720
6.40%, 5/15/38	850	934,527
6.55%, 2/15/39	425	476,039
Embarq Corp.,
8.00%, 6/01/36	400	396,970
Intelsat Corp.,
6.88%, 1/15/28	30	24,300
Qwest Communications International, Inc.,
7.50%, 2/15/14	55	55,137
Qwest Corp.:
3.79%, 6/15/13(b)	30	29,700
6.88%, 9/15/33	475	435,812
Telecom Italia Capital SA:
6.00%, 9/30/34	315	269,872
7.20%, 7/18/36	300	290,951
Telefonica Emisiones SAU:
6.42%, 6/20/16	75	82,267
7.05%, 6/20/36	1,275	1,410,622
Verizon Communications, Inc.:
6.25%, 4/01/37	225	241,725
6.40%, 2/15/38	1,625	1,790,857
6.90%, 4/15/38	275	321,396
8.95%, 3/01/39	1,200	1,699,892
Windstream Corp.:
8.13%, 8/01/13	35	36,181
8.63%, 8/01/16	25	25,187

		10,592,203

Electric Utilities — 5.2%
Alabama Power Co.:
5.65%, 3/15/35(e)	250	268,651
6.00%, 3/01/39(e)	USD 725	820,992
American Transmission Systems, Inc.,
5.25%, 1/15/22(a)	825	864,787
Carolina Power & Light Co.,
6.30%, 4/01/38	300	357,432
Columbus Southern Power Co.,
6.60%, 3/01/33	435	499,969
Duke Energy Carolinas LLC:
6.10%, 6/01/37	50	57,159
6.00%, 1/15/38	550	627,774
E.ON International Finance BV,
6.65%, 4/30/38(a)	325	390,373
Florida Power & Light Co.:
4.95%, 6/01/35	45	44,908
5.95%, 2/01/38	995	1,136,538
Florida Power Corp.:
6.35%, 9/15/37	150	177,552
6.40%, 6/15/38	1,175	1,404,310
Massachusetts Electric Co.,
5.90%, 11/15/39(a)	410	448,729
MidAmerican Energy Co.,
5.80%, 10/15/36	1,450	1,570,686
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36	400	440,391
5.95%, 5/15/37	50	53,545
6.50%, 9/15/37	200	229,769
Niagara Mohawk Power Corp.,
4.88%, 8/15/19(a)	475	495,375
Public Service Co. of Colorado,
6.25%, 9/01/37	775	916,190
Southern California Edison Co.,
5.95%, 2/01/38	900	1,039,941
The Toledo Edison Co.:
7.25%, 5/01/20	425	514,909
6.15%, 5/15/37	75	80,318
Virginia Electric & Power Co.:
6.00%, 5/15/37	1,000	1,112,838
8.88%, 11/15/38	475	688,974

		14,242,110

Energy Equipment & Services — 0.3%
Halliburton Co.,
7.45%, 9/15/39	750	890,651

Food & Staples Retailing — 1.6%
CVS Caremark Corp.,
6.25%, 6/01/27(e)	1,130	1,232,892
Tesco Plc,
6.15%, 11/15/37(a)	625	699,858
Wal-Mart Stores, Inc.:
6.50%, 8/15/37	375	454,155
6.20%, 4/15/38	1,775	2,077,877

		4,464,782

Food Products — 1.8%
HJ Heinz Finance Co.,
7.13%, 8/01/39(a)	975	1,192,020
Kraft Foods, Inc.:
6.50%, 11/01/31	575	631,291
6.88%, 2/01/38	1,300	1,510,999
6.50%, 2/09/40	1,475	1,649,535

		4,983,845

Health Care Equipment & Supplies — 0.9%
CareFusion Corp.,
6.38%, 8/01/19	975	1,113,772
Covidien International Finance SA,
6.55%, 10/15/37	1,225	1,482,078

		2,595,850

Health Care Providers & Services — 0.3%
HCA, Inc.,
7.25%, 9/15/20	665	668,325
UnitedHealth Group, Inc.,
5.80%, 3/15/36	70	70,366

		738,691

54	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Long Duration Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.,
5.70%, 2/01/39	USD 700	$789,099
Yum! Brands, Inc.,
5.30%, 9/15/19	600	645,121

		1,434,220

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc.,
7.38%, 2/01/16	15	14,925
Insurance — 2.4%
Chubb Corp.,
6.00%, 5/11/37	750	811,098
Hartford Life Global Funding Trusts,
0.72%, 6/16/14(b)	925	869,906
Lincoln National Corp.:
6.30%, 10/09/37	75	72,530
7.00%, 6/15/40	480	505,558
Massachusetts Mutual Life Insurance Co.,
8.88%, 6/01/39(a)	550	731,824
Pacific Life Insurance Co.,
9.25%, 6/15/39(a)	575	712,586
Prudential Financial, Inc.,
6.63%, 12/01/37	1,770	1,856,394
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)	750	873,559

		6,433,455

IT Services — 0.5%
International Business Machines Corp.,
5.60%, 11/30/39	1,320	1,467,490

Machinery — 0.4%
Parker-Hannifin Corp.,
6.25%, 5/15/38	835	992,364

Media — 6.3%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	120	138,956
Comcast Corp.:
7.05%, 3/15/33	25	28,864
6.50%, 11/15/35	20	21,750
6.95%, 8/15/37	1,845	2,098,735
6.40%, 5/15/38	1,250	1,346,720
Cox Communications, Inc.:
7.75%, 11/01/10	25	25,508
6.95%, 6/01/38(a)	400	458,916
8.38%, 3/01/39(a)	1,110	1,508,859
Discovery Communications LLC,
6.35%, 6/01/40	475	507,626
Grupo Televisa SA,
6.63%, 1/15/40	825	859,586
NBC Universal, Inc.,
6.40%, 4/30/40(a)	650	694,331
News America Holdings, Inc.,
8.15%, 10/17/36	45	55,148
News America, Inc.:
7.63%, 11/30/28	65	75,006
6.40%, 12/15/35	250	272,084
6.65%, 11/15/37	1,710	1,919,143
6.90%, 8/15/39	1,300	1,491,929
Shaw Communications, Inc.:
5.65%, 10/01/19	CAD 675	659,288
6.75%, 11/09/39	675	646,575
TCI Communications, Inc.,
8.75%, 8/01/15	USD 100	123,067
Thomson Reuters Corp.,
5.85%, 4/15/40	525	557,803
Time Warner Cable, Inc.:
5.00%, 2/01/20	425	434,622
6.55%, 5/01/37	1,300	1,401,176
7.30%, 7/01/38	300	348,301
Time Warner Cos., Inc.,
7.57%, 2/01/24	15	18,178
Time Warner Entertainment Co. LP,
8.38%, 3/15/23	25	32,053
Time Warner, Inc.:
7.63%, 4/15/31	USD 15	$18,045
7.70%, 5/01/32	775	934,676
6.50%, 11/15/36	600	652,539

		17,329,484

Metals & Mining — 1.2%
Anglo American Capital Plc,
9.38%, 4/08/19(a)	785	1,009,662
Barrick Australia Finance Pty Ltd.,
5.95%, 10/15/39	170	181,158
Barrick North America Finance LLC,
7.50%, 9/15/38	550	682,372
Newmont Mining Corp.,
6.25%, 10/01/39	900	982,186
Rio Tinto Finance USA Ltd.,
9.00%, 5/01/19	420	551,153

		3,406,531

Multiline Retail — 0.2%
Target Corp.:
6.50%, 10/15/37	150	180,840
7.00%, 1/15/38	250	319,363

		500,203

Multi-Utilities — 0.2%
CenterPoint Energy, Inc.,
7.25%, 9/01/10	25	25,201
Sempra Energy,
6.00%, 10/15/39	375	397,889

		423,090

Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp.,
6.45%, 9/15/36	1,075	855,140
Arch Western Finance LLC,
6.75%, 7/01/13	60	60,150
Canadian Natural Resources Ltd.:
6.25%, 3/15/38	975	1,065,885
6.75%, 2/01/39	725	847,279
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)	1,925	2,210,106
Chesapeake Energy Corp.:
6.38%, 6/15/15	10	10,325
6.25%, 1/15/18	5	5,050
ConocoPhillips,
5.90%, 10/15/32	800	885,681
DCP Midstream LLC,
5.35%, 3/15/20(a)	700	715,722
El Paso Natural Gas Co.,
8.63%, 1/15/22	800	954,189
EnCana Corp.,
6.30%, 11/01/11	70	74,067
Enterprise Products Operating LLC:
5.25%, 1/31/20	1,150	1,183,948
6.45%, 9/01/40	950	998,338
Kinder Morgan Energy Partners LP,
6.50%, 9/01/39	1,175	1,210,850
Magellan Midstream Partners LP,
6.55%, 7/15/19	650	729,982
Motiva Enterprises LLC,
6.85%, 1/15/40(a)	625	714,291
Nexen, Inc.,
7.50%, 7/30/39	270	316,424
ONEOK Partners LP,
6.65%, 10/01/36	275	282,090
Overseas Shipholding Group, Inc.,
7.50%, 2/15/24	15	12,900
Sabine Pass LNG LP,
7.50%, 11/30/16	20	16,650
Shell International Finance BV,
6.38%, 12/15/38	715	854,213
Statoil ASA,
5.25%, 4/15/19	825	904,922
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	15	15,853
TransCanada PipeLines Ltd.,
7.63%, 1/15/39	800	1,022,015
Transocean, Inc.,
6.80%, 3/15/38	775	698,400
Valero Energy Corp.,
6.63%, 6/15/37	1,000	973,644
The Williams Cos., Inc.,
7.50%, 1/15/31	267	284,014

BLACKROCK FUNDS II	JUNE 30, 2010	55

Schedule of Investments (continued)	BlackRock Long Duration Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Williams Partners LP:
5.25%, 3/15/20(a)	USD 750	$766,925
6.30%, 4/15/40(a)	175	175,824

		18,844,877

Paper & Forest Products — 0.6%
International Paper Co.,
7.50%, 8/15/21	1,325	1,551,436
Pharmaceuticals — 2.9%
Abbott Laboratories,
6.15%, 11/30/37	700	810,102
Bristol-Myers Squibb Co.,
6.13%, 5/01/38	575	667,740
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	1,000	1,190,135
Merck & Co, Inc.,
6.55%, 9/15/37	1,300	1,617,070
Roche Holdings, Inc.,
7.00%, 3/01/39(a)	575	748,014
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/01/36	1,175	1,364,243
Wyeth:
6.00%, 2/15/36	200	224,635
5.95%, 4/01/37	1,050	1,189,386

		7,811,325

Software — 0.3%
Oracle Corp.:
5.75%, 4/15/18	350	405,186
6.13%, 7/08/39	400	467,829

		873,015

Specialty Retail — 0.2%
The Home Depot, Inc.,
5.88%, 12/16/36	475	486,922

Tobacco — 0.3%
Altria Group, Inc.,
9.95%, 11/10/38	600	788,258
Philip Morris International, Inc.,
6.38%, 5/16/38	50	58,674

		846,932

Wireless Telecommunication Services — 2.0%
Alltel Corp.,
7.88%, 7/01/32	1,075	1,355,819
America Movil SAB de CV:
5.00%, 10/16/19(a)	350	361,708
6.13%, 11/15/37	750	777,909
Rogers Communications, Inc.:
7.50%, 3/15/15	25	29,833
7.50%, 8/15/38	425	536,196
SBA Tower Trust,
4.25%, 4/15/15(a)	900	943,724
Vodafone Group Plc:
5.00%, 12/16/13	40	43,324
6.15%, 2/27/37	1,285	1,332,348

		5,380,861

Total Corporate Bonds — 53.7%		146,840,884

Foreign Agency Obligations
CDP Financial, Inc.,
4.40%, 11/25/19(a)	1,200	1,232,195
EDF SA,
5.60%, 1/27/40(a)	960	989,024
Petrobras International Finance Co.,
6.88%, 1/20/40	1,875	1,890,343

Total Foreign Agency Obligations — 1.5%		4,111,562

Foreign Government Obligations
Brazil — 1.0%
Federative Republic of Brazil,
7.13%, 1/20/37	USD 2,200	$2,596,000

Indonesia — 0.2%
Republic of Indonesia,
5.88%, 3/13/20(a)	625	659,375

Israel — 0.1%
AID-Israel,
5.50%, 9/18/23	325	379,958

Mexico — 0.2%
United Mexican States,
6.05%, 1/11/40	510	538,050

Poland — 0.1%
Poland Government International Bond,
6.38%, 7/15/19	250	276,556

Total Foreign Government Obligations — 1.6%		4,449,939

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.5%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 5.15%, 3/26/40(a)(b)	1,895	1,896,918
Banc of America Alternative Loan Trust,
Series 2004-7, Class 4A1, 5.00%, 8/25/19	91	90,899
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 2.81%, 10/25/35(b)	1,079	893,292
Countrywide Alternative Loan Trust:
Series 2004-18CB, Class 2A5, 0.80%, 9/25/34(b)	22	20,637
Series 2005-21CB, Class A17, 6.00%, 6/25/35	443	388,217
Credit Suisse Mortgage Capital Certificates:
Series 2009-13R, Class 3A1, 5.51%, 11/26/36(a)(b)	515	506,825
Series 2009-16R, Class 2A1, 5.55%, 1/26/37(a)(b)	1,439	1,417,827
GSR Mortgage Loan Trust:
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35(b)	393	354,167
Series 2006-OA1, Class 2A1, 0.54%, 8/25/46(b)	131	105,383
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.53%, 12/25/36(b)	185	128,791
Structured Asset Securities Corp., Series 2005-5, Class 2A4,
5.50%, 4/25/35	1,141	988,481

		6,791,437

Commercial Mortgage-Backed Securities — 3.5%
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2, Class A4, 6.19%, 1/11/12	277	291,074
Series 2002-2, Class A3, 5.12%, 7/11/43	260	270,877
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A2,
5.56%, 10/15/48	2,500	2,639,186
Commercial Mortgage Pass-Through Certificates,
Series 2005-C6, Class A2, 5.00%, 6/10/44	307	307,210
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CKN5, Class A4, 5.44%, 9/15/34	1,120	1,154,080

56	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Long Duration Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2002-CP5, Class A2, 4.94%, 12/15/35	USD 370	$390,370
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class A2, 6.22%, 12/12/33	351	366,591
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3, 4.58%, 6/10/48	240	245,987
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB, 4.62%, 8/10/42	238	246,557
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2002-C2, Class A2, 5.05%, 12/12/34	1,730	1,827,857
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2, 4.89%, 9/15/30	1,102	1,131,312
Morgan Stanley Dean Witter Capital I,
Series 2000-LIF2, Class A2, 7.20%, 10/15/33	66	66,234
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A2, 4.78%, 3/15/10	584	583,291

		9,520,626

Total Non-Agency Mortgage-Backed Securities — 6.0%		16,312,063

Preferred Securities
Capital Trusts
Commercial Banks — 0.5%
Barclays Bank Plc,
5.93%(a)(b)(f)	850	692,750
Royal Bank of Scotland Group Plc,
7.64%(b)(f)	1,000	572,500

		1,265,250

Diversified Financial Services — 1.5%
Capital One Capital V,
10.25%, 8/15/39	905	954,775
Credit Suisse Guernsey,
5.86%(b)(f)	160	141,200
JPMorgan Chase & Co.,
7.90%(b)(f)	425	438,060
JPMorgan Chase Capital XXV,
6.80%, 10/01/37	1,945	1,922,388
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(f)	20	2
UBS Capital XIII Trust,
6.63%, 12/15/39	700	738,038

		4,194,463

Insurance — 1.6%
The Allstate Corp.,
6.50%, 5/15/57(b)	900	807,750
Chubb Corp.,
6.38%, 3/29/67(b)	75	72,000
Lincoln National Corp.,
7.00%, 5/17/66(b)	850	707,625
6.05%, 4/20/67(b)	320	240,000
MetLife, Inc.,
6.40%, 12/15/36	1,000	880,000
New York Life Insurance Co.,
6.75%, 11/15/39(a)	625	730,061
Reinsurance Group of America, Inc.,
6.75%, 12/15/65(b)	50	41,419
The Travelers Cos., Inc.,
6.25%, 3/15/37(b)	USD 895	839,842

		4,318,697

Total Capital Trusts — 3.6%		9,778,410

Total Preferred Securities — 3.6%		9,778,410

Taxable Municipal Bonds
Belvoir Land LLC, Series A-1,
5.27%, 12/15/47(a)	25	20,753
Chicago Transit Authority RB,
6.20%, 12/01/40	525	550,882
City of New York GO,
5.85%, 6/01/40	500	515,880
Irwin Land LLC,
5.03%, 12/15/25(a)	25	23,748
Los Angeles Department of Airports RB,
6.58%, 5/15/39	700	775,411
Los Angeles Department of Water & Power RB,
5.72%, 7/01/39	1,025	1,032,903
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	1,250	1,546,137
Municipal Electric Authority of Georgia RB,
6.64%, 4/01/57	775	764,336
State of California GO:
7.55%, 4/01/39	1,800	1,961,946
7.30%, 10/01/39	775	815,393
7.35%, 11/01/39	300	315,675
State of Illinois GO:
5.10%, 6/01/33	700	554,260
6.73%, 4/01/35	775	766,359

Total Taxable Municipal Bonds — 3.5%		9,643,683

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.4%
Fannie Mae:
5.25%, 10/09/19(e)(g)(h)	4,590	2,837,630
7.13%, 1/15/30	695	945,976
7.25%, 5/15/30	360	495,781
5.63%, 7/15/37	500	584,852
Federal Home Loan Bank,
5.25%, 12/09/22	325	374,268
Small Business Administration Participation Certificates,
Series 2004-P10A, Class 1, 4.50%, 2/01/14	46	48,335
Tennessee Valley Authority, 5.25%, 9/15/39	1,115	1,232,622

		6,519,464

Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23	292	320,523
Series 2005-80, Class PB, 5.50%, 4/25/30	66	67,999

		388,522

Mortgage-Backed Securities — 0.5%
Fannie Mae Mortgage-Backed Securities:
7.00%, 1/01/31	7	7,585
2.69%, 1/01/35(b)	118	123,422
2.85%, 2/01/35(b)	580	599,472

BLACKROCK FUNDS II	JUNE 30, 2010	57

Schedule of Investments (continued)	BlackRock Long Duration Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
5.00%, 7/01/40(i)	USD 100	$105,406
5.50%, 7/01/40(i)	100	107,000
6.00%, 7/01/40(i)	100	108,219
Freddie Mac Mortgage-Backed Securities,
7.00%, 12/01/29-4/01/32	18	20,020
Ginnie Mae Mortgage-Backed Securities:
7.00%, 9/15/31-5/15/32	33	37,056
5.50%, 4/15/33-8/15/33	45	49,004
2.75%, 5/20/34(b)	111	113,478

		1,270,662

Total U.S. Government Sponsored Agency Securities — 3.0%		8,178,648

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.00%, 11/15/21	6,450	9,380,719
6.13%, 11/15/27	3,775	4,968,843
5.25%, 2/15/29	6,875	8,273,636
4.50%, 2/15/36	9,025	9,969,809
4.38%, 11/15/39	3,000	3,238,593
4.63%, 2/15/40	3,980	4,473,767
U.S. Treasury Notes,
3.50%, 5/15/20	300	313,968
U.S. Treasury Strips, 0.00%,
8/15/20-11/15/39(g)	21,055	8,752,629

Total U.S. Treasury Obligations — 18.1%		49,371,964

Total Long-Term Investments (Cost — $241,102,897) — 96.0%		262,494,987

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16% (j)(k)	8,791,684	8,791,684

Total Short-Term Securities (Cost — $8,791,684) — 3.2%		8,791,684

	Contracts (l)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 5.860% and pay a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker, JPMorgan Chase Bank, N.A.	100	206,937
Receive a fixed rate of 4.040% and pay a floating rate based on 3-month LIBOR, Expires 5/06/11, Broker, Royal Bank of Scotland Plc	1,000	728,363
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	400	112,828
Receive a fixed rate of 4.215% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International	410	348,463
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	170	142,810
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	690	740,800
Receive a fixed rate of 5.280% and pay a floating rate based on 3-month LIBOR, Expires 11/19/10, Broker, Barclays Bank Plc	70	128,772

		2,408,973

Options Purchased
Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 4.040% and receive a floating rate based on 3-month LIBOR, Expires 5/06/11, Broker, Royal Bank of Scotland Plc	1,000	$135,733
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	400	29,115
Pay a fixed rate of 4.215% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International	410	41,453
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	170	47,590
Pay a fixed rate of 4.900% and receive a floating rate based on 3-month LIBOR, Expires 7/21/10, Broker, Royal Bank of Scotland Plc	1,500	1
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	690	289,691
Pay a fixed rate of 5.280% and receive a floating rate based on 3-month LIBOR, Expires 11/19/10, Broker, Barclays Bank Plc	70	70
Pay a fixed rate of 5.860% and receive a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker, JPMorgan Chase Bank, N.A.	100	2,100

		545,753

Total Options Purchased (Cost — $2,516,932) — 1.1%		2,954,726

Total Investments Before Outstanding Options Written (Cost — $252,411,513*) — 100.3%		274,241,397

Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.650% and receive a floating rate based on 3-month LIBOR, Expires 7/21/10, Broker, Royal Bank of Scotland Plc	150	(80,835)
Pay a fixed rate of 3.770% and receive a floating rate based on 3-month LIBOR, Expires 5/27/11, Broker, Royal Bank of Scotland Plc	800	(445,020)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	260	(192,347)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	500	(370,858)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG	200	(138,642)
Pay a fixed rate of 4.495% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.	300	(286,101)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	450	(495,382)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	250	(370,900)
Pay a fixed rate of 5.240% and receive a floating rate based on 3-month LIBOR, Expires 3/17/15, Broker, Deutsche Bank AG	700	(769,002)

		(3,149,087)

58	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Long Duration Portfolio

	Contracts (l)	Value
Options Written
Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.	1,120	$(6,782)
Receive a fixed rate of 3.770% and pay a floating rate based on 3-month LIBOR, Expires 5/27/11, Broker, Royal Bank of Scotland Plc	800	(172,739)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	260	(35,536)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	500	(67,792)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG	200	(73,907)
Receive a fixed rate of 4.150% and pay a floating rate based on 3-month LIBOR, Expires 7/21/10, Broker, Royal Bank of Scotland Plc	150	0
Receive a fixed rate of 4.495% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker, JPMorgan Chase Bank, N.A.	300	(53,533)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	450	(130,567)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.	250	(7,886)
Receive a fixed rate of 5.240% and pay a floating rate based on 3-month LIBOR, Expires 3/17/15, Broker, Deutsche Bank AG	700	(283,883)

		(832,625)

Total Options Written (Premiums Received — $ 3,433,955) — (1.5)%		(3,981,712)

Total Investments Net of Outstanding Options Written — 98.8%		270,259,685
Other Assets Less Liabilities — 1.2%		3,190,312

Net Assets — 100.0%		$273,449,997

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$252,499,635

Gross unrealized appreciation	$24,308,259
Gross unrealized depreciation	(2,566,497)

Net unrealized appreciation	$21,741,762

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	$107,000	$(62)
JPMorgan Chase Bank, N.A.	$105,406	$250
Morgan Stanley Capital Services, Inc.	$108,219	$324

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Net Activity	Shares held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,771,301	$20,383	8,791,684	$11	$7,946

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	409,000	USD	503,979	BNP Paribas	7/14/10	$(3,799)
USD	513,298	EUR	409,000	BNP Paribas	7/14/10	13,119
CAD	600	USD	581	Deutsche Bank AG	7/28/10	(17)
USD	1,340,670	CAD	1,344,000	Deutsche Bank AG	7/28/10	78,380

Total						$87,683

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
14	U.S. Treasury Notes (2 Year)	September 2010	$3,063,594	$9,656
416	U.S. Treasury Bonds (30 Year)	September 2010	$53,040,000	1,473,204
121	Ultra Treasury Bonds	September 2010	$16,433,312	609,944

Total				$2,092,804

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
256	U.S. Treasury Notes (5 Year)	September 2010	$30,298,000	$(424,476)
179	U.S. Treasury Notes (10 Year)	September 2010	$21,935,891	(299,252)

Total				$(723,728)

BLACKROCK FUNDS II	JUNE 30, 2010	59

Schedule of Investments (continued)	BlackRock Long Duration Portfolio

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.66%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	6,000	$(203,652)
2.49%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD	4,400	(112,643)
2.38%(b)	3-month LIBOR	BNP Paribas	June 2015	USD	8,800	147,442
2.39%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	11,800	202,353
2.09%(b)	3-month LIBOR	Credit Suisse International	June 2015	USD	3,400	6,097
3.83%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	3,200	(263,898)
3.95%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2020	USD	2,500	(230,536)
3.60%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	2,300	(111,894)
3.41%(a)	3-month LIBOR	BNP Paribas	June 2020	USD	2,000	(74,882)
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	3,700	112,643
3.37%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	2,000	(66,093)
3.39%(b)	3-month LIBOR	Credit Suisse International	June 2020	USD	3,000	103,204
3.39%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	800	(27,231)
3.01%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD	500	(248)
3.05%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	1,700	4,999
3.02%(b)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	1,100	183
3.46%(a)	3-month LIBOR	BNP Paribas	October 2020	USD	2,500	(67,749)
4.53%(b)	3-month LIBOR	Citibank, N.A.	March 2040	USD	800	132,149
4.05%(a)	3-month LIBOR	Deutsche Bank AG	June 2040	USD	1,200	(76,824)
4.05%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2040	USD	2,400	$154,093

Total						$(372,487)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues—sold protection outstanding as of June 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	5.00%	Deutsche Bank AG	June 2015	A-	USD	575	$51

1	Using S&P’s rating of the issuer.

2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

60	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Long Duration Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$12,801,584	$1,006,250	$13,807,834
Corporate Bonds	—	146,840,884	—	146,840,884
Foreign Agency Obligations	—	4,111,562	—	4,111,562
Foreign Government Obligations	—	4,449,939	—	4,449,939
Non-Agency Mortgage-Backed Securities	—	14,387,411	1,924,652	16,312,063
Preferred Securities	—	9,778,410	—	9,778,410
Taxable Municipal Bonds	—	9,643,683	—	9,643,683
U.S. Government Sponsored Agency Securities	—	8,178,648	—	8,178,648
U.S. Treasury Obligations	—	49,371,964	—	49,371,964
Short-Term Securities	$8,791,684	—	—	8,791,684

Total	$8,791,684	$259,564,085	$2,930,902	$271,286,671

	Derivative Financial Instruments[3]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$51	—	$51
Foreign currency exchange contracts	—	91,499	—	91,499
Interest rate contracts	$2,092,804	3,817,889	—	5,910,693
Liabilities:
Foreign currency exchange contracts	—	(3,816)	—	(3,816)
Interest rate contracts	(723,728)	(5,217,362)	—	(5,941,090)

Total	$1,369,076	$(1,311,739)	—	$57,337

[3]

Derivative financial instruments are financial futures contracts, swaps, foreign currency exchange contracts, options purchased and options written. Financial futures contracts, swaps and foreign currency exchange contracts are shown at the unrealized appreciation/ depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Derivative Financial Instruments[4]	Total
Assets
Balance, as of September 30, 2009	—	—	$167,778	$167,778
Accrued discounts/premiums	$4	$471	—	475
Realized gain/loss	—	3,095	—	3,095
Change in unrealized appreciation/depreciation[5]	6,724	4,695	(167,778)	(156,359)
Purchases	999,522	2,102,952	—	3,102,474
Sales	—	(186,561)	—	(186,561)
Transfers in6	—	—	—	—
Transfers out[6]	—	—	—	—

Balance, as of June 30, 2010	$1,006,250	$1,924,652	$—	$2,930,902

[4]	Derivative financial instruments are swaps.

[5]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $11,419.

[6]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	JUNE 30, 2010	61

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par
	(000)		Value
Asset-Backed Securities
Aegis Asset-Backed Securities Trust, Series 2006-1, Class A1, 0.43%, 1/25/37(a)	USD	11	$10,527
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A2, 4.98%, 7/01/13		235	247,681
AmeriCredit Automobile Receivables Trust:
Series 2008-2, Class A2, 4.35%, 8/06/12(a)		2,463	2,494,306
Series 2007-AX, Class A4, 0.39%, 10/06/13(a)		7,147	7,053,824
AMRESCO Independence Funding, Inc., Series 1999-1A, Class A, 1.75%, 7/15/26(a)(b)		1,717	1,337,539
Asset-Backed Securities Corp. Home Equity, Series 2005-HE3, Class M2, 0.79%, 4/25/35(a)		3,225	3,083,781
Bank of America Auto Trust:
Series 2010-1A, Class A2, 0.75%, 6/15/12(b)		9,265	9,263,595
Series 2009-2A, Class A3, 2.13%, 9/15/13(b)		340	344,420
Bear Stearns Asset-Backed Securities Trust:
Series 06-HE10, Class 21A1, 0.42%, 12/25/36(a)		1,500	1,349,368
Series 2007-HE3, Class 1A1, 0.47%, 4/25/37(a)		2,264	2,130,891
BNC Mortgage Loan Trust, Series 2006-2, Class A3, 0.47%, 11/25/36(a)		4,710	4,356,425
Business Loan Express, Series 1998-1, Class A, 2.25%, 1/15/25(a)(b)		475	265,305
Capital Auto Receivables Asset Trust, Series 2007-4A, Class A3A, 5.00%, 7/15/10		4,978	5,021,428
Capital One Auto Finance Trust:
Series 2006-C, Class A4, 0.38%, 5/15/13(a)		8,923	8,862,736
Series 2007-A, Class A4, 0.37%, 11/15/13(a)		1,343	1,331,873
Series 2007-B, Class A4, 0.38%, 4/15/14(a)		6,040	5,998,133
CarMax Auto Owner Trust, Series 2008-2, Class A3B, 1.75%, 10/15/12(a)		2,995	3,021,638
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.47%, 2/25/37(a)		102	92,722
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 8/01/14		3,778	3,935,431
Chester Asset Receivables Dealings, Series 2003-C, Class A, 0.86%, 9/17/12(a)	EUR	8,980	10,978,812
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	USD	3,965	4,043,781
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1, Class A5, 6.21%, 12/30/10		98	99,674
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.05%, 1/15/19		537	548,709
Series 1995-5, Class M1, 7.65%, 9/15/26(a)		275	280,976
Series 1996-8, Class A6, 7.60%, 10/15/27(a)		1,174	1,212,246
Countrywide Asset-Backed Certificates:
Series 2007-12, Class 2A1, 0.70%, 8/25/29(a)		3,509	3,198,283
Series 2007-3, Class 2A1, 0.45%, 9/25/29(a)		4,989	4,699,353
Series 2005-17, Class 1AF2, 5.36%, 5/25/36		7,340	5,871,307
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		2,630	2,464,683
Series 2007-1, Class 2A1, 0.40%, 7/25/37(a)		107	104,163
Series 2007-4, Class A1A, 0.38%, 9/25/37(a)	USD	3,491	3,210,547
Series 2007-6, Class 2A1, 0.45%, 9/25/37(a)		230	215,949
Series 2007-10, Class 2A1, 0.40%, 6/25/47(a)		8,601	8,026,850
Series 2007-5, Class 2A1, 0.45%, 9/25/47(a)		124	118,238
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		11,025	11,474,250
Ford Credit Auto Owner Trust:
Series 2009-A, Class A2B, 2.35%, 8/15/11(a)		40	39,751
Series 2009-D, Class A2, 1.21%, 1/15/12		3,811	3,815,456
Series 2009-A, Class A3B, 2.85%, 1/15/12(a)		18,615	18,974,042
Series 2006-C, Class A4B, 0.39%, 2/15/12(a)		5,771	5,765,619
Series 2006-B, Class D, 7.12%, 2/15/13(b)		4,025	4,166,678
Series 2009-D, Class A3, 2.17%, 10/15/13		11,265	11,417,394
Series 2009-D, Class A4, 2.98%, 8/15/14		5,380	5,576,966
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A, 0.60%, 6/15/11(a)		7,815	7,702,286
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	7,779	9,658,480
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A, 4.25%, 5/15/11(b)	USD	4,555	4,555,000
GSAA Trust, Series 2004-11, Class 2A2, 0.67%, 12/25/34(a)		2,241	1,807,671
Heller Financial, Series 1998-1, Class A, 0.92%, 7/15/24(a)(b)		1,235	568,204
Home Equity Asset Trust:
Series 2007-1, Class 2A1, 0.41%, 5/25/37(a)		2,199	2,055,165
Series 2007-2, Class 2A1, 0.46%, 7/25/37(a)		868	830,481
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, 8/15/11		182	182,216
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24(a)(b)		289	214,658
Indymac Residential Asset-Backed Trust, Series 2007-A, Class 2A1, 0.48%, 4/25/47(a)		53	50,935
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4, 0.60%, 10/25/35(a)		358	338,182
MBNA Credit Card Master Notes Trust, Series 2004-A9, Class A9, 0.55%, 2/20/14(a)	EUR	3,385	4,097,963
Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2A, 0.40%, 11/25/36(a)	USD	23	22,197
Morgan Stanley Resecuritization Trust, Series 2010-F, Class A, 0.60%, 6/17/13(a)(b)		4,875	4,832,344
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 2/15/13		8,030	8,209,475
NovaStar Home Equity Loan, Series 2007-2, Class A2A, 0.44%, 9/25/37(a)		1,407	1,353,078
Ocwen Advance Receivables Backed Notes, Series 2010-1A, 3.59%, 2/15/12(b)		4,250	4,273,375
PECO Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 9/01/10		73	73,419
PMC Capital LP, Series 1998-1, Class A, 2.25%, 4/01/21(a)(b)		893	625,052
PSE&G Transition Funding LLC, Series 2001-1, Class A5, 6.45%, 3/15/13		918	942,565
Residential Asset Mortgage Products, Inc.:
Series 2007-RZ1, Class A1, 0.42%, 2/25/37(a)		35	34,460

62	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Series 2007-RS2, Class A1, 0.47%, 5/25/37(a)	USD	2,539	$2,400,860
Residential Asset Securities Corp., Series 2007-KS3, Class AI1, 0.46%, 4/25/37(a)		399	389,164
Santander Drive Auto Receivables Trust, Series 2010-A, Class A2, 1.37%, 8/15/13(b)		11,015	10,970,940
SLM Student Loan Trust:
Series 2010-C, Class A1, 1.85%, 2/15/13(a)(b)		7,275	7,275,000
Series 2007-3, Class A1, 0.31%, 10/27/14(a)		15	14,884
Series 2008-5, Class A2, 1.42%, 10/25/16(a)		16,860	17,113,202
Series 2008-5, Class A3, 1.62%, 1/25/18(a)		16,250	16,750,554
Series 2006-5, Class A3, 0.35%, 10/25/19(a)		258	257,143
Series 2005-8, Class A2, 0.41%, 7/25/22(a)		7,208	7,194,308
Soundview Home Equity Loan Trust:
Series 2003-1, Class M1, 1.20%, 8/25/31(a)		2,259	2,220,984
Series 2007-OPT3, Class 2A1, 0.41%, 8/25/37(a)		1,340	1,314,513
Structured Asset Receivables Trust Certificates, Series 2003-2A, 0.71%, 1/21/11(a)(b)(c)		0	224
Structured Asset Securities Corp., Series 2007-WF1, Class A2, 0.44%, 2/25/37(a)		54	53,034
SWB Loan-Backed Certificates, Series 1998-1, Class AV, 1.00%, 9/15/24(a)(b)		1,715	1,512,363
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.44%, 4/25/37(a)		3,164	3,032,821

Total Asset-Backed Securities — 17.7%			289,432,550

Corporate Bonds
Aerospace & Defense — 0.6%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(b)		2,260	2,399,376
Northrop Grumman Systems Corp., 7.13%, 2/15/11		6,025	6,240,659
United Technologies Corp., 6.35%, 3/01/11		735	761,292

			9,401,327

Airlines — 1.2%
American Airlines, Inc., 10.50%, 10/15/12(b)		4,485	4,653,187
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 11/01/20		1,488	1,409,680
Delta Air Lines, Inc.:
Series 02G2, 6.42%, 7/02/12		5,730	5,730,000
Series 02G1, 6.72%, 1/02/23		2,983	2,804,123
United Air Lines, Inc., 12.75%, 7/15/12		4,635	4,988,419

			19,585,409

Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		10,145	10,414,330
2.50%, 3/26/13(b)		12,135	12,278,860

			22,693,190

Capital Markets — 2.8%
The Bank of New York Mellon Corp., 0.64%, 3/23/12(a)		110	109,585
Credit Suisse USA, Inc., 6.13%, 11/15/11	USD	4,437	4,713,323
The Goldman Sachs Group, Inc.:
3.63%, 8/01/12		4,475	4,558,709
4.75%, 7/15/13		5,595	5,841,589
6.00%, 5/01/14		5,700	6,125,585
5.00%, 10/01/14		5,953	6,187,715
Morgan Stanley:
6.60%, 4/01/12		4,040	4,287,430
2.93%, 5/14/13(a)		8,200	8,229,331
6.00%, 5/13/14		3,405	3,607,890
6.00%, 4/28/15		2,000	2,090,150

			45,751,307

Commercial Banks — 3.3%
American Express Bank FSB, 5.50%, 4/16/13		1,778	1,921,186
Barclays Bank Plc, 5.45%, 9/12/12		2,181	2,317,788
Credit Suisse New York:
5.50%, 5/01/14		150	164,001
3.50%, 3/23/15		7,222	7,284,839
Deutsche Bank AG/London, 5.00%, 10/12/10		60	60,652
Lloyds TSB Bank Plc, 4.38%, 1/12/15(b)		9,520	9,172,130
North Fork Bancorp., Inc., 5.88%, 8/15/12		3,725	3,864,069
Regions Financial Corp., 4.88%, 4/26/13		8,090	8,131,833
Standard Chartered Plc, 3.85%, 4/27/15(b)		7,780	7,849,444
Suncorp-Metway Ltd., 0.91%, 12/17/10(a)(b)		10,010	10,015,275
Svenska Handelsbanken AB:
2.88%, 9/14/12 (b)		150	152,243
4.88%, 6/10/14 (b)		2,155	2,275,365
Wachovia Corp., 0.66%, 3/15/11(a)		50	50,019

			53,258,844

Computers & Peripherals — 0.1%
Hewlett-Packard Co., 2.25%, 5/27/11		715	724,888

Consumer Finance — 1.1%
American Express Credit Corp., 7.30%, 8/20/13		3,925	4,443,905
Capital One Financial Corp.:
5.70%, 9/15/11		11,204	11,655,398
6.25%, 11/15/13		1,995	2,218,420

			18,317,723

Containers & Packaging — 0.2%
Temple-Inland, Inc.:
7.88%, 5/01/12		1,715	1,843,045
6.63%, 1/15/16		1,490	1,539,534

			3,382,579

Diversified Financial Services — 6.2%
Ally Financial, Inc., 8.30%, 2/12/15(b)		2,275	2,303,437
Bank of America Corp.:
6.25%, 4/15/12		8,500	9,037,667
4.50%, 4/01/15		5,586	5,645,888
The Bear Stearns Cos. LLC, 6.95%, 8/10/12		5,770	6,328,928
Citibank Credit Card Issuance Trust, 5.38%, 4/11/11	EUR	7,258	9,072,012
Citigroup, Inc.:
0.66%, 3/07/14(a)	USD	4,200	3,879,397
4.75%, 5/19/15		15,300	15,291,891
FCE Bank Plc, 7.88%, 2/15/11	GBP	6,300	9,483,414
General Electric Capital Corp., 2.80%, 1/08/13	USD	15,246	15,415,292
JPMorgan Chase & Co.:
4.60%, 1/17/11(d)		10,000	10,196,860

BLACKROCK FUNDS II	JUNE 30, 2010	63

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (Concluded)
5.60%, 6/01/11	USD	60	$62,500
4.75%, 5/01/13		7,296	7,783,417
MBNA America European Structured Offerings No. 7, 5.45%, 4/19/11	EUR	3,770	4,712,127
New Communications Holdings, Inc., 8.25%, 4/15/17 (b)	USD	1,590	1,595,962

			100,808,792

Diversified Telecommunication Services — 0.9%
France Telecom SA, 7.75%, 3/01/11		250	260,875
Koninklijke KPN NV, 8.00%, 10/01/10		1,455	1,478,182
Qwest Corp., 8.88%, 3/15/12		1,735	1,860,787
Telefonica Emisiones SAU:
5.98%, 6/20/11		75	77,762
2.58%, 4/26/13		7,000	6,951,847
Telefonica Europe BV, 7.75%, 9/15/10		2,325	2,354,081
TELUS Corp., 8.00%, 6/01/11		2,251	2,386,236

			15,369,770

Electric Utilities — 1.6%
The Detroit Edison Co., 6.13%, 10/01/10		65	65,812
Duke Energy Ohio, Inc., 5.70%, 9/15/12		3,175	3,434,766
Florida Power Corp., 6.65%, 7/15/11		9,965	10,488,053
FPL Group Capital, Inc., 5.63%, 9/01/11		1,943	2,031,449
MidAmerican Energy Co., 5.13%, 1/15/13		60	65,310
Progress Energy, Inc., 7.10%, 3/01/11		2,874	2,988,293
PSEG Power LLC, 7.75%, 4/15/11		2,215	2,324,565
Rochester Gas & Electric Corp., 6.95%, 4/01/11		4,400	4,577,241
Virginia Electric and Power Co., 4.50%, 12/15/10		170	172,680

			26,148,169

Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.:
4.45%, 9/14/12		9,764	10,188,529
5.50%, 9/14/15		1,350	1,453,094

			11,641,623

Food & Staples Retailing — 0.4%
CVS Caremark Corp., 5.75%, 8/15/11		6,579	6,874,121

Food Products — 1.3%
Kraft Foods, Inc.:
5.63%, 8/11/10		1,845	1,853,612
6.00%, 2/11/13		4,375	4,823,245
Nabisco, Inc., 7.55%, 6/15/15		5,675	6,692,596
WM Wrigley Jr. Co., 2.45%, 6/28/12 (b)		7,550	7,562,231

			20,931,684

Health Care Equipment & Supplies — 1.3%
CareFusion Corp., 4.13%, 8/01/12		14,820	15,480,942
Covidien International Finance SA, 5.45%, 10/15/12		4,640	5,061,307
Hospira, Inc., 5.55%, 3/30/12		1,210	1,288,348

			21,830,597

Insurance — 2.1%
The Allstate Corp., 6.20%, 5/16/14		3,525	3,998,587
Metropolitan Life Global Funding I:
2.44%, 6/10/11 (a)(b)		7,275	7,366,112
2.88%, 9/17/12 (b)		9,875	10,109,620
5.13%, 4/10/13 (b)		3,761	4,067,789
5.13%, 6/10/14 (b)		642	697,419
New York Life Global Funding, 2.25%, 12/14/12 (b)		95	96,837
Prudential Financial, Inc.:
3.63%, 9/17/12		4,040	4,161,087
2.75%, 1/14/13		4,010	4,029,585

			34,527,036

Leisure Equipment & Products — 0.3%
Brunswick Corp., 11.25%, 11/01/16 (b)		4,750	5,225,000

Life Sciences Tools & Services — 0.5%
Life Technologies Corp., 3.38%, 3/01/13		7,450	7,615,181

Machinery — 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		3,735	4,627,613

Media — 2.3%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17 (b)		682	678,590
9.25%, 12/15/17 (b)		2,728	2,741,640
Cox Communications, Inc.:
7.75%, 11/01/10		5,465	5,576,005
6.75%, 3/15/11		12,800	13,227,405
Rainbow National Services LLC, 8.75%, 9/01/12 (b)		2,555	2,561,388
Time Warner Cable, Inc.:
5.40%, 7/02/12		5,275	5,634,623
6.20%, 7/01/13		6,130	6,856,037

			37,275,688

Metals & Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/01/15		12,815	13,904,275
8.38%, 4/01/17		930	1,023,000
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14		6,750	8,187,318
Steel Dynamics, Inc., 7.38%, 11/01/12		3,550	3,674,250
Teck Resources Ltd., 10.75%, 5/15/19		2,370	2,903,961

			29,692,804

Multiline Retail — 0.4%
Dollar General Corp., 10.63%, 7/15/15		6,635	7,257,031

Multi-Utilities — 0.2%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15		3,260	3,701,583

Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16		3,915	3,369,629
Cenovus Energy, Inc., 4.50%, 9/15/14 (b)		6,890	7,359,822
Consolidated Natural Gas Co., 6.25%, 11/01/11		40	42,406
Enterprise Products Operating LLC:
7.50%, 2/01/11		2,520	2,595,887
4.60%, 8/01/12		5,786	6,051,439
6.13%, 2/01/13		4,295	4,636,294
6.38%, 2/01/13		2,350	2,553,618
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (b)		4,715	5,017,486
Southeast Supply Header LLC, 4.85%, 8/15/14 (b)		3,955	4,151,346
XTO Energy, Inc.:
5.00%, 8/01/10		3,915	3,926,307
7.50%, 4/15/12		2,250	2,505,253
5.75%, 12/15/13		3,400	3,862,111

			46,071,598

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12		7,905	7,935,047

64	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc., 6.13%, 11/01/12	USD	1,320	$1,428,677
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 9/02/15(b)		2,135	2,307,899
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC, 5.13%, 11/15/14(b)		2,535	2,653,579

			6,390,155

Road & Rail — 1.4%
Burlington Northern Santa Fe Corp.:
6.75%, 7/15/11		2,425	2,554,405
7.00%, 2/01/14		1,560	1,818,087
CSX Corp.:
6.75%, 3/15/11		8,435	8,737,530
6.30%, 3/15/12		3,045	3,268,046
5.75%, 3/15/13		1,500	1,639,383
6.25%, 4/01/15		3,510	4,036,721

			22,054,172

Semiconductors & Semiconductor Equipment — 0.9%
Maxim Integrated Products, Inc., 3.45%, 6/14/13		5,670	5,716,404
National Semiconductor Corp.:
6.15%, 6/15/12		6,870	7,357,282
3.95%, 4/15/15		2,190	2,219,394

			15,293,080

Wireless Telecommunication Services — 3.6%
Cellco Partnership/Verizon Wireless Capital LLC:
3.75%, 5/20/11		18,025	18,461,728
5.25%, 2/01/12		10,335	10,955,245
Crown Castle Towers LLC, 4.52%, 1/15/15(b)		5,950	6,208,194
New Cingular Wireless Services, Inc., 7.88%, 3/01/11		5,000	5,228,320
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		6,532	6,327,875
Rogers Communications, Inc., 6.38%, 3/01/14		4,000	4,541,472
SBA Tower Trust, 4.25%, 4/15/15(b)		2,425	2,542,811
Vodafone Group Plc, 0.82%, 2/27/12(a)		4,630	4,622,124

			58,887,769

Total Corporate Bonds — 40.6%			663,273,780

Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14(b)		3,425	3,538,563
Australia & New Zealand Banking Group Ltd., 0.82%, 6/18/12(a)(b)		6,535	6,535,595
CDP Financial, Inc., 3.00%, 11/25/14(b)		3,305	3,335,452
Dexia Credit Local SA:
2.38%, 9/23/11(b)		7,690	7,794,784
2.00%, 3/05/13(b)		16,110	16,101,091
Eksportfinans ASA, 5.00%, 2/14/12		4,725	5,011,874
FIH Erhvervsbank A/S:
2.45%, 8/17/12(b)		1,965	2,013,156
1.75%, 12/06/12(b)		7,970	8,039,714
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13		5,465	5,872,891
LeasePlan Corp. NV, 3.00%, 5/07/12(b)		5,050	5,193,955
Macquarie Bank Ltd., 4.10%, 12/17/13(b)(d)		14,290	15,335,071

Total Foreign Agency Obligations — 4.8%			78,772,146

Foreign Government Obligations
Canada — 1.2%
Province of Ontario Canada:
2.75%, 2/22/11	USD	7,245	7,334,490
0.95%, 5/22/12(a)		6,150	6,168,364
4.10%, 6/16/14		6,610	7,108,387

			20,611,241

Greece — 0.2%
Hellenic Treasury Bill, 2.61%, 7/16/10(e)	EUR	2,250	2,748,227

Total Foreign Government Obligations — 1.4%			23,359,468

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.4%
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 3/26/40(a)(b)	USD	4,454	4,457,757
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.53%, 2/17/15(a)(b)		9,230	9,114,625
Arran Residential Mortgages Funding Plc, Series 2007-3A, Class A1B, 0.57%, 9/16/36(a)(b)		509	507,486
Banc of America Funding Corp., Series 2006-7, Class 1A1, 0.80%, 9/25/36(a)		6,805	4,811,254
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 3.61%, 11/25/33(a)		1,427	1,393,303
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.40%, 7/25/34(a)		68	59,484
Series 2004-7, Class 4A, 3.56%, 10/25/34(a)		2,271	2,086,891
Bear Stearns Alt-A Trust:
Series 2004-13, Class A1, 1.09%, 11/25/34(a)		2,680	1,877,673
Series 2004-12, Class 1A1, 0.70%, 1/25/35(a)		2,177	1,598,349
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.89%, 2/25/35(a)		1,273	1,046,691
Series 2005-17, Class 1A6, 5.50%, 9/25/35		9,365	8,069,645
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 1A1, 2.89%, 2/25/35(a)		719	636,834
Fosse Master Issuer Plc, Series 2006-1A, Class A2, 0.36%, 10/18/54(a)(b)		4,308	4,287,830
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 2A1, 0.50%, 11/20/56(a)(b)		92	91,568
GS Mortgage Securities Corp. II, Series 2000-1A, Class A, 0.70%, 3/20/23(a)(b)		311	248,941
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1, 3.09%, 8/25/34(a)		4,475	3,726,721
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.56%, 11/19/36(a)		240	140,429
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1, 0.38%, 7/15/21(a)		4,845	4,769,122
JPMorgan Mortgage Trust, Series 2004-A1, Class 2A1, 4.26%, 2/25/34(a)		146	147,453

BLACKROCK FUNDS II	JUNE 30, 2010	65

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Lanark Master Issuer Plc, Series 2007-1X, Class 2A1, 0.58%, 12/22/54(a)	USD	596	$595,194
MASTR Alternative Loans Trust, Series 2005-2, Class 2A1, 6.00%, 1/25/35		4,074	3,654,170
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A, 0.49%, 1/26/37(a)(b)		5,465	5,055,125
MortgageIT Trust, Series 2004-1, Class A1, 0.74%, 11/25/34(a)		4,953	4,164,185
Mound Financing Plc, Series 4X, Class 3A, 0.80%, 11/08/32(f)	EUR	5,800	7,048,579
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.65%, 5/25/35(a)	USD	3,344	2,212,505
Station Place Securitization Trust, Series 2009-1, Class A, 1.85%, 12/29/10(a)(b)		6,530	6,530,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.65%, 9/25/34(a)		2,438	1,818,147
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.69%, 4/25/37(a)		160	130,752
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.47%, 8/25/11(a)		13,301	12,976,005
Series 2006-6, Class A1, 0.46%, 11/25/11(a)		22,639	21,787,072
Series 2006-4, Class A2B, 0.46%, 7/25/36(a)		4,506	4,425,174
Series 2006-4, Class A1, 0.48%, 7/25/36(a)		4,178	4,196,833
Series 2007-1, Class A3A, 0.45%, 3/25/37(a)		5,780	5,625,723
Series 2007-2, Class A2A, 0.47%, 6/25/37(a)		2,381	2,237,674
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 3.04%, 11/25/30(a)		345	302,201
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 2A7, 6.00%, 7/25/37		5,430	5,375,652

			137,207,047

Commercial Mortgage-Backed Securities — 10.1%
Banc of America Commercial Mortgage, Inc.:
Series 2001-PB1, Class A2, 5.79%, 8/11/11		212	217,752
Series 2003-1, Class A1, 3.88%, 9/11/36		53	54,046
Bear Stearns Commercial Mortgage Securities:
Series 2001-TOP2, Class A2, 6.48%, 2/15/35		420	428,957
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		245	258,484
Series 2007-PW15, Class AAB, 5.32%, 2/11/44(g)		14,150	14,929,477
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB, 5.58%, 1/15/46(a)		3,200	3,431,810
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class. E, 7.48%, 9/15/30(a)		332	331,440
Commercial Mortgage Pass-Through Certificates:
Series 2001-J2A, Class A2, 6.10%, 7/16/11(b)		8,918	9,353,016
Series 2003-LB1A, Class A1, 3.25%, 6/10/38		3,282	3,331,869
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK1, Class A3, 6.38%, 12/18/10	USD	1,763	1,781,418
Series 2001-CF2, Class A4, 6.51%, 1/15/11		1,761	1,772,103
Series 2001-CK6, Class A3, 6.39%, 8/15/36		7,364	7,721,407
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		1,001	1,000,442
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 3/15/33		176	177,494
GE Capital Commercial Mortgage Corp.:
Series 2001-3, Class A2, 6.07%, 11/10/11		9,485	9,889,622
Series 2001-1, Class A2, 6.53%, 5/15/33		18,195	18,611,822
Series 2002-2A, Class A3, 5.35%, 8/11/36		410	433,558
Series 2002-3A, Class A2, 5.00%, 12/10/37		2,475	2,608,223
GS Mortgage Securities Corp. II:
Series 2006-GG8, Class A2, 5.48%, 10/10/13		4,735	4,849,236
Series 2004-C1, Class A2, 4.32%, 10/10/28		2,434	2,441,637
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 12/15/11		280	292,673
Series 2005-LDP5, Class A4, 5.36%, 12/15/44(a)(g)		19,525	20,768,696
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1, 6.16%, 7/14/11(b)		97	98,561
Series 2002-C1, Class A3, 6.23%, 3/15/26		268	268,981
Series 2001-C3, Class A2, 6.37%, 12/15/28		160	165,124
Series 2004-C4, Class A2, 4.57%, 6/15/29(a)		62	62,728
Series 2006-C6, Class A1, 5.23%, 9/15/39		202	203,077
Morgan Stanley Capital I:
Series 2006-IQ11, Class A2, 5.69%, 10/15/42(a)(g)		25,000	25,533,828
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		350	356,443
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, 2/15/33		3,664	3,715,175
PNC Mortgage Acceptance Corp.:
Series 2000-C2, Class A2, 7.30%, 9/12/10(h)		1,553	1,552,014
Series 2001-C1, Class A2, 6.36%, 3/12/11(h)		2,737	2,799,516
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1, 5.67%, 8/15/39(a)		6,578	6,753,112
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C1, Class A4, 6.29%, 4/15/34(g)		14,500	15,393,190
Series 2003-C3, Class A1, 4.04%, 2/15/35		2,925	2,967,437

			164,554,368

66	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Capco America Securitization Corp., Series 1998-D7, Class PS1, 2.51%, 10/15/30(a)(b)	USD	2,373	$149
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class XCP, 0.75%, 4/15/37(a)(b)		67,809	14,593
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.92%, 5/25/36(a)(b)		27,389	568,672

			583,414

Total Non-Agency Mortgage-Backed Securities — 18.5%			302,344,829

Project Loans — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42, 7.43%, 9/25/22		4	4,242

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University, 3.63%, 5/01/14		1,725	1,834,175
New York State Urban Development Corp. RB, Series D, 2.48%, 12/15/13		11,765	12,055,125
State of California Various Purposes GO, 5.65%, 4/01/39(a)		8,100	8,656,065

Total Taxable Municipal Bonds — 1.4%			22,545,365

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.5%
Fannie Mae, 5.25%, 8/01/12(i)		15,855	17,111,985
Federal Home Loan Bank:
5.38%, 6/13/14		3,500	3,979,220
5.25%, 9/12/14		3,500	3,969,973

			25,061,178

Collateralized Mortgage Obligations — 1.6%
Fannie Mae:
Series 2006-M2, Class A1A, 4.86%, 8/25/16(a)		4,082	4,231,841
Series 2003-52, Class LC, 4.50%, 10/25/16		3,967	4,070,825
Series 1997-20, Class FB, 1.13%, 3/25/27(a)		1,147	1,159,816
Series 2005-57, Class PA, 5.50%, 5/25/27		20	19,915
Series 2006-53, Class WA, 6.00%, 5/25/28		1,562	1,587,676
Series 2002-T6, Class A1, 3.31%, 2/25/32		992	972,875
Freddie Mac:
Series 3215, Class EP, 5.38%, 9/15/11		110	113,430
Series 2577, Class UC, 5.00%, 2/15/18		890	967,907
Series 2724, Class PD, 5.00%, 4/15/21		8,910	9,338,862
Series 1165, Class LD, 7.00%, 11/15/21		762	847,248
Series 3186, Class NA, 6.00%, 7/15/27		77	78,029
Series 3178, Class PA, 5.50%, 10/15/27		50	51,064
Series 3033, Class JA, 5.50%, 3/15/29		21	21,289
Series 2901, Class KA, 5.00%, 9/15/32		3,486	3,632,520

			27,093,297

Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	USD	207	209,735
Series K003, Class A2, 3.61%, 6/25/14		210	220,023

			429,758

Federal Deposit Insurance Corporation Guaranteed — 2.4%
Citigroup Funding, Inc.:
1.38%, 5/05/11		8,805	8,872,384
2.25%, 12/10/12		4,635	4,771,283
General Electric Capital Corp., 1.80%, 3/11/11		10,910	11,015,609
JPMorgan Chase & Co., 2.20%, 6/15/12		5,595	5,749,008
Morgan Stanley, 2.25%, 3/13/12		8,470	8,690,093

			39,098,377

Interest Only Collateralized Mortgage Obligations — 0.6%
Ginnie Mae:
Series 2007-20, Class SA, 5.85%, 4/20/37(a)		13,784	1,275,653
Series 07-40, Class SN, 6.33%, 7/20/37(a)		16,532	1,606,962
Series 2008-7, Class SA, 6.17%, 2/20/38(a)		37,720	3,659,437
Series 2009-83, Class TS, 5.75%, 8/20/39(a)		26,820	2,607,358

			9,149,410

Mortgage-Backed Securities — 3.5%
Fannie Mae Mortgage-Backed Securities:
4.54%, 4/01/14		5,515	5,888,760
7.00%, 3/01/15-11/01/17		1,301	1,417,359
7.50%, 4/01/15-8/01/16		800	873,821
6.00%, 2/01/17		60	65,709
5.50%, 12/01/18-10/01/21		14,881	16,129,790
5.00%, 4/01/21-12/01/21		696	748,800
6.50%, 4/01/21		2,439	2,651,351
2.58%, 12/01/21(a)		74	77,064
7.06%, 12/01/31(a)		101	100,881
1.52%, 7/01/33(a)		126	128,085
3.40%, 7/01/34(a)		103	107,785
4.71%, 8/01/35(a)		296	307,674
5.05%, 8/01/35(a)		4,704	4,896,900
4.50%, 7/01/40(j)		14,600	15,079,063
Freddie Mac Mortgage-Backed Securities:
7.00%, 11/01/15-12/01/16		477	517,581
2.76%, 1/01/16(a)		32	33,887
6.50%, 6/01/16-1/01/19		2,272	2,468,209
5.50%, 10/01/17		38	40,724
1.96%, 3/01/20(a)		228	231,255
3.47%, 8/01/32-7/01/34(a)		684	705,531
4.31%, 6/01/33(a)		57	58,803
5.86%, 5/01/37(a)		4,302	4,572,419
Ginnie Mae Mortgage-Backed Securities, 6.00%, 2/15/11		2	2,195

			57,103,646

Total U.S. Government Sponsored Agency Securities — 9.6%			157,935,666

BLACKROCK FUNDS II	JUNE 30, 2010	67

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
U.S. Treasury Obligations
U.S. Treasury Notes:
2.00%, 9/30/10(i)	USD	43,659		$43,853,413
0.88%, 3/31/11(i)		4,775		4,795,146
1.00%, 8/31/11		3,610		3,633,407
1.13%, 6/15/13		111,770		112,214,845

Total U.S. Treasury Obligations — 10.1%				164,496,811

Total Long-Term Investments (Cost — $1,691,163,033) — 104.1%				1,702,164,857

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16%(h)(k)		15,999,484		15,999,484

Total Short-Term Securities (Cost — $15,999,484) — 1.0%				15,999,484

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
1-year Euro-Dollar Futures, Strike Price USD 97.25, Expires 9/10/10		308		1,925

Total Options Purchased (Cost — $50,989) — 0.0%				1,925

Total Investments Before Outstanding Options Written (Cost — $1,707,213,506*) — 105.1%				1,718,166,266

Options Written
Exchange-Traded Put Options Written
3-month Euro-Dollar Futures, Strike Price USD98.25, Expires 9/13/10		427		(16,012)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 5.240% and receive a floating rate based on 3-month LIBOR, Expires 3/17/15, Broker, Deutsche Bank AG		3,800(l	)	(4,174,584)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 5.240% and pay a floating rate based on 3-month LIBOR, Expires 3/17/15, Broker, Deutsche Bank AG		3,800(l	)	(1,541,077)

Total Options Written (Premiums Received — $5,072,748) — (0.3)%				(5,731,673)

Total Investments Net of Outstanding Options Written — 104.8%				1,712,434,593
Liabilities in Excess of Other Assets — (4.8)%				(77,837,588)

Net Assets — 100.0%				$1,634,597,005

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,707,261,773

Gross unrealized appreciation.	$30,543,802
Gross unrealized depreciation.	(19,639,309)

Net unrealized appreciation	$10,904,493

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Par is less than $500.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	All or a portion of security has been pledged as collateral in connection with Term Asset-Backed Securities Loan Facility (“TALF”) Program.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Shares Purchased		Shares Sold	Shares held at June 30, 2010	Value at June 30, 2010	Realized Loss	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	2,221,918	13,777,566	**	—	15,999,484	$15,999,484	—	$20,148
PNC Mortgage Acceptance Corp.
Series 2000-C2, Class A2	17,835,995	195,108		16,478,418	1,552,685	$1,552,014	$(81,056)	$634,949
PNC Mortgage Acceptance Corp.
Series 2001-C1, Class A2	3,050,000	—		312,670	2,737,330	$2,799,516	$(6,405)	$127,799

**	Represents net shares purchased.

(i)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(j)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

68	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Counterparty	Value	Unrealized Appreciation
Goldman Sachs Bank USA	$15,079,063	$118,625

(k)	Represents the current yield as of report date.
(l)	One contract represents a notional amount of $10,000.

•	The following is a summary of outstanding TALF as of June 30, 2010:

Number of Loans	Aggregate Amount of Loans	Range of Maturity Dates	Range of Interest Rates	Value of Eligible Securities
4	$60,223,554	10/29/12- 11/25/14	2.86%- 3.87%	$76,625,191

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,169,000	USD	14,935,732	Citibank, N.A.	7/14/10	$(53,870)
EUR	2,346,900	USD	2,889,874	Citibank, N.A.	7/14/10	(19,775)
EUR	267,000	USD	327,797	Citibank, N.A.	7/14/10	(1,274)
USD	11,082,640	EUR	8,987,500	Deutsche Bank AG	7/14/10	91,536
USD	49,406,526	EUR	39,367,500	BNP Paribas	7/14/10	1,262,741
USD	9,860,382	GBP	6,373,000	Royal Bank of Scotland Plc	7/28/10	338,690

	Total					$1,618,048

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
2,550	U.S. Treasury Notes (2 Year)	September 2010	$558,011,721	$2,358,823

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
1,026	U.S. Treasury Notes (5 Year)	September 2010	$121,428,704	$(1,439,488)
212	U.S. Treasury Notes (10 Year)	September 2010	$25,979,938	(414,294)
74	Euro Dollar Futures	September 2010	$18,378,825	5,776
74	Euro Dollar Futures	December 2010	$18,357,550	(12,349)
74	Euro Dollar Futures	March 2011	$18,344,600	(45,324)
50	Euro Dollar Futures	June 2011	$12,382,500	(56,598)
52	Euro Dollar Futures	September 2011	$12,858,950	(79,791)
51	Euro Dollar Futures	December 2011	$12,585,525	(89,732)
48	Euro Dollar Futures	March 2012	$11,821,200	(89,629)
19	Euro Dollar Futures	June 2012	$4,668,300	(28,030)
19	Euro Dollar Futures	September 2012	$4,657,375	(28,542)
19	Euro Dollar Futures	December 2012	$4,645,975	(29,155)
21	Euro Dollar Futures	March 2013	$5,124,263	(35,373)

Total				$(2,342,529)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.80%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2011	USD	81,600	$161,034
1.09%(b)	3-month LIBOR	Barclays Bank Plc	March 2012	USD	87,700	(548,412)
2.49%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2015	USD	28,800	(728,979)
2.50%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	28,800	686,755
3.96%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	38,700	(3,598,669)
3.74%(a)	3-month LIBOR	Citibank, N.A.	April 2020	USD	48,300	3,441,416

Total						$(586,855)

(a)	Fund pays floating interest rate and receives fixed rate.
(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues—buy protection outstanding as of June 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Hershey Foods Co.	1.00%	Goldman Sachs Bank USA	December 2014	USD 6,100	$(56,003)
Brunswick Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2016	USD 4,750	370,826

Total					$314,823

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

BLACKROCK FUNDS II	JUNE 30, 2010	69

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$267,947,753	$21,484,797	$289,432,550
Corporate Bonds	—	663,273,780	—	663,273,780
Foreign Agency Obligations	—	78,772,146	—	78,772,146
Foreign Government Obligations	—	23,359,468	—	23,359,468
Non-Agency Mortgage-Backed Securities	—	281,553,511	20,791,318	302,344,829
Project Loans	—	—	4,242	4,242
Taxable Municipal Bonds	—	22,545,365	—	22,545,365
U.S. Government Sponsored Agency Securities	—	157,935,666	—	157,935,666
U.S. Treasury Obligations	—	164,496,811	—	164,496,811
Short-Term Securities	$15,999,484	—	—	15,999,484
Liabilities:
TALF Loans	—	(60,223,554)	—	(60,223,554)

Total	$15,999,484	$1,599,660,946	$42,280,357	$1,657,940,787

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$370,826	—	$370,826
Foreign currency exchange contracts	—	1,692,967	—	1,692,967
Interest rate contracts	$2,366,524	4,289,205	—	6,655,729
Liabilities:
Credit contracts	—	(56,003)	—	(56,003)
Foreign currency exchange contracts	—	(74,919)	—	(74,919)
Interest rate contracts	(2,364,317)	(10,591,721)	—	(12,956,038)

Total	$2,207	$(4,369,645)	—	$(4,367,438)

[1]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments and derivatives for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Balance, as of September 30, 2009	$4,028,703	$8,493,628	$4,460	$12,526,791
Accrued discounts/premiums	11,795	9,453	(18)	21,230
Net realized gain (loss)	462	232,192	4	232,658
Net change in unrealized appreciation/depreciation[3]	324,245	(74,767)	16	249,494
Purchases	20,057,246	25,571,125	—	45,628,371
Sales	(2,937,654)	(13,440,313)	(220)	(16,378,187)
Transfers in4	—	—	—	—
Transfers out[4]	—	—	—	—

Balance, as of June 30, 2010	$21,484,797	$20,791,318	$4,242	$42,280,357

	Derivative Financial Instruments[2]	TALF Loans[3]	Total
Liabilities:
Balance, as of September 30, 2009	$(838,546)	$(26,829,540)	$(27,668,086)
Net realized gain (loss)	(681,392)	—	(681,392)
Net change in unrealized appreciation/depreciation[4]	1,519,938	122,345	1,642,283
Transfers in5	—	—	—
Transfers out[5]	—	26,707,195	26,707,195

Balance, as of June 30, 2010	—	—	—

[2]	Derivative financial instruments are swaps.

[3]

As of September 30, 2009, the Fund had TALF loans totaling $26,829,540 which were fair valued based in accordance with policies approved by the Fund’s Board of Directors (the “Board”) using unobservable inputs. During 2010, the Fund began valuing these TALF loans utilizing quotations received from a Board approved pricing service whose valuation methodologies use inputs which may include, but are not limited to, prepayment assumptions, discount rates and valuation of the non-recourse put option. The assumptions used by the pricing service are derived substantially from observable market data and are considered by the Fund as Level 2 valuation inputs. Previously, the Fund fair valued the TALF loans utilizing methods which included unobservable inputs resulting in a Level 3 designation. As a result of the change in valuation methodologies, as of June 30, 2010, $26,707,195 of the Fund’s liabilities at fair value attributable to TALF loans were transferred from Level 3 to Level 2.

70	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

[4]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $259,724.

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	JUNE 30, 2010	71

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC, Series 2010-1A, Class A,
5.56%, 8/15/35(a)	USD	1,847	$1,861,137
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1,
0.65%, 11/25/34(b)		1,446	1,176,524
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(a)		2,672	2,675,068
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1,
0.40%, 10/25/36(b)		424	414,382
Chase Issuance Trust, Series 2009-A7, Class A7,
0.80%, 9/15/10(b)		5,075	5,078,368
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(b)		921	932,218
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4,
0.63%, 6/25/35(b)		198	187,961
Daimler Chrysler Auto Trust, Series 2006-D, Class A4,
4.94%, 2/08/12		3,286	3,306,515
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B,
2.85%, 1/15/12(b)		9,675	9,861,609
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	998	1,238,966
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.46%, 7/25/37(b)	USD	666	637,552
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.71%, 11/25/35(b)		1,770	572,923
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2,
2.94%, 7/15/11		1,027	1,030,102
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		1,200	1,195,200
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		930	931,767
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		470	471,739
SLM Student Loan Trust:
Series 2010-C, Class A1, 1.85%, 2/15/13(a)(b)		1,410	1,410,000
Series 2008-5, Class A3, 1.62%, 1/25/18(b)		2,410	2,484,236
Series 2005-4, Class A2, 0.40%, 4/26/21(b)		1,239	1,235,179
Series 2008-5, Class A4, 2.02%, 7/25/23(b)		4,810	5,052,332
Structured Asset Receivables Trust Certificates, Series 2003-2A,
0.71%, 1/21/11(a)(b)		1	1,265
Structured Asset Securities Corp., Series 2007-BC1, Class A2,
0.40%, 2/25/37(b)		1,339	1,267,750
USAA Auto Owner Trust, Series 2006-4, Class A4,
4.98%, 10/15/12		3,102	3,135,899

Total Asset-Backed Securities — 9.4%			46,158,692

Corporate Bonds
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15(a)		710	761,434

Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		5,300	5,440,704
5.38%, 1/15/20		1,720	1,853,460

			7,294,164

Capital Markets — 2.0%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		1,475	1,554,811
5.38%, 3/15/20		1,750	1,729,203
6.00%, 6/15/20		690	711,482
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		2,275	1,137
Morgan Stanley:
5.05%, 1/21/11		270	274,013
6.60%, 4/01/12		405	429,804
2.93%, 5/14/13(b)		1,690	1,696,045
4.20%, 11/20/14		2,250	2,221,736
6.25%, 8/28/17		340	345,656
5.63%, 9/23/19		925	894,857

			9,858,744

Commercial Banks — 2.0%
HSBC Bank Plc,
3.50%, 6/28/15(a)		1,120	1,130,775
Inter-American Development Bank,
2.25%, 7/15/15		4,355	4,379,396
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		1,535	1,661,728
6.00%, 10/01/17		2,335	2,542,726

			9,714,625

Diversified Financial Services — 2.5%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		380	385,799
Bank of America Corp.:
6.00%, 9/01/17		670	705,062
5.75%, 12/01/17		1,085	1,125,233
5.63%, 7/01/20		1,870	1,884,853
BP Capital Markets Plc,
3.13%, 3/10/12(e)		2,155	1,992,347
Citigroup, Inc.,
6.00%, 12/13/13		1,860	1,951,350
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		2,135	2,343,278
General Electric Capital Corp.,
5.50%, 1/08/20		1,300	1,373,782
JPMorgan Chase & Co.,
1.16%, 2/26/13(b)		445	444,985

			12,206,689

Diversified Telecommunication Services — 2.3%
AT&T Inc.,
6.50%, 9/01/37(f)		2,700	2,994,702
BellSouth Telecommunications, Inc.,
0.36%, 12/15/95(g)		900	661,660
GTE Corp.,
6.94%, 4/15/28		150	165,021
Telecom Italia Capital SA:
5.25%, 10/01/15		1,000	1,009,249
6.00%, 9/30/34		75	64,255
Telefonica Emisiones SAU:
4.95%, 1/15/15		900	942,801
6.42%, 6/20/16		600	658,138
Telefonica Europe BV,
7.75%, 9/15/10		475	480,942
Verizon Communications, Inc.,
8.75%, 11/01/18(f)		3,300	4,289,911
Verizon New England, Inc.,
7.88%, 11/15/29		200	233,340

			11,500,019

Electric Utilities — 1.2%
Florida Power & Light Co.:
4.95%, 6/01/35		600	598,778
5.95%, 2/01/38		1,000	1,142,249
Florida Power Corp.:
6.65%, 7/15/11		960	1,010,390
5.90%, 3/01/33		175	194,559
6.40%, 6/15/38		575	687,215

72	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Electric Utilities (concluded)
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	USD	325	$348,043
6.50%, 9/15/37		875	1,005,241
PacifiCorp,
6.25%, 10/15/37		700	821,965

			5,808,440

Food Products — 0.6%
Kraft Foods, Inc.:
5.38%, 2/10/20		2,120	2,271,688
6.50%, 2/09/40		530	592,715

			2,864,403

Health Care Equipment & Supplies — 0.3%
CareFusion Corp.,
6.38%, 8/01/19		850	970,980
Covidien International Finance SA,
2.80%, 6/15/15		330	333,269

			1,304,249

Insurance — 2.0%
MetLife, Inc.,
6.38%, 6/15/34		350	367,060
Metropolitan Life Global Funding I:
2.50%, 1/11/13(a)		3,830	3,873,428
5.13%, 4/10/13(a)		2,750	2,974,320
Prudential Financial, Inc.,
4.75%, 9/17/15(f)		1,825	1,884,183
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)		745	867,735

			9,966,726

Life Sciences Tools & Services — 0.1%
Life Technologies Corp.,
6.00%, 3/01/20		635	687,648

Media — 2.5%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13		1,195	1,383,772
Comcast Corp.:
7.05%, 3/15/33		315	363,687
6.95%, 8/15/37		695	790,581
Cox Communications, Inc.,
8.38%, 3/01/39(a)		1,125	1,529,248
Discovery Communications LLC,
3.70%, 6/01/15		680	697,166
Historic TW, Inc.,
9.15%, 2/01/23		535	720,273
NBC Universal, Inc.,
5.15%, 4/30/20(a)		985	1,027,343
News America, Inc.:
7.13%, 4/08/28		300	330,908
7.63%, 11/30/28		1,150	1,327,022
TCI Communications, Inc.:
7.88%, 2/15/26		790	949,875
7.13%, 2/15/28		620	690,821
Time Warner Cable, Inc.,
6.20%, 7/01/13		1,380	1,543,447
Time Warner Cos., Inc.,
7.57%, 2/01/24		750	908,899

			12,263,042

Oil, Gas & Consumable Fuels — 2.4%
Canadian Natural Resources Ltd.,
6.50%, 2/15/37		900	1,005,387
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)		810	929,967
ConocoPhillips,
4.60%, 1/15/15(f)		2,054	2,243,892
Enterprise Products Operating LLC,
6.13%, 10/15/39		675	673,554
Kinder Morgan Energy Partners LP,
5.30%, 9/15/20		740	765,334
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		995	961,632
Shell International Finance BV,
4.00%, 3/21/14		2,341	2,476,061
Valero Energy Corp.,
6.63%, 6/15/37		1,200	1,168,373
XTO Energy, Inc.,
6.75%, 8/01/37		1,150	1,481,490

			11,705,690

Paper & Forest Products — 0.1%
International Paper Co.,
7.30%, 11/15/39		520	573,420

Pharmaceuticals — 0.2%
Eli Lilly & Co.,
3.55%, 3/06/12		1,030	1,074,079

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		770	814,421

Software — 0.5%
Oracle Corp.,
4.95%, 4/15/13(f)		2,220	2,428,340

Tobacco — 0.4%
Philip Morris International, Inc.:
6.88%, 3/17/14		900	1,041,262
4.50%, 3/26/20		1,100	1,117,267

			2,158,529

Wireless Telecommunication Services — 1.7%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11		4,980	5,100,660
Vodafone Group Plc:
5.00%, 12/16/13		90	97,479
4.15%, 6/10/14(f)		2,850	2,990,494

			8,188,633

Total Corporate Bonds — 22.6%			111,173,295

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)		1,975	2,040,485
CDP Financial, Inc.,
3.00%, 11/25/14(a)(f)		2,915	2,941,859
Dexia Credit Local SA,
2.00%, 3/05/13(a)		1,555	1,554,140
Eksportfinans ASA:
1.88%, 4/02/13		4,115	4,148,702
3.00%, 11/17/14		2,225	2,291,336
5.50%, 5/25/16		1,625	1,846,878
Japan Finance Corp.,
2.00%, 6/24/11		1,425	1,437,356
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12		630	680,113
4.38%, 1/15/13		405	435,473
4.13%, 7/15/13		185	198,808
4.00%, 2/02/15		365	392,707
Pemex Finance Ltd.,
9.03%, 2/15/11		526	533,636
Petrobras International Finance Co.:
5.88%, 3/01/18		115	118,356
5.75%, 1/20/20		2,610	2,628,395

Total Foreign Agency Obligations — 4.3%			21,248,244

Foreign Government Obligations
Canada — 0.8%
Province of Ontario Canada:
1.88%, 11/19/12		1,765	1,785,616
4.10%, 6/16/14		1,875	2,016,373

			3,801,989

BLACKROCK FUNDS II	JUNE 30, 2010	73

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Israel — 1.2%
AID-Israel,
5.50%, 9/18/23	USD	5,000	$5,845,510

Mexico — 0.1%
United Mexican States,
5.13%, 1/15/20		700	728,000

Total Foreign Government Obligations — 2.1%			10,375,499

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.0%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.53%, 2/17/15(a)(b)		2,070	2,044,125
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		3,889	3,407,679
Series 2006-OA21, Class A1, 0.54%, 3/20/47(b)		1,860	953,538
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2007-J3, Class A10, 6.00%, 7/25/37		3,456	2,692,325
Series 2006-OA5, Class 2A1, 0.55%, 4/25/46(b)		794	423,805
Series 2006-OA5, Class 3A1, 0.55%, 4/25/46(b)		1,429	815,083
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		787	611,509
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1,
2.25%, 10/25/34(b)		2,184	1,861,953
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.50%, 8/25/35(b)		615	580,433
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1,
5.25%, 7/25/35(b)		1,080	973,960
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A,
0.68%, 9/19/35(b)		201	116,449
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.38%, 7/15/21(b)		950	935,122
Homebanc Mortgage Trust, Series 2005-4, Class A1,
0.62%, 10/25/35(b)		1,896	1,421,914
JPMorgan Alternative Loan Trust, Series 2005-S1, Class 2A16,
6.00%, 12/25/35		214	211,595
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		353	332,417
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		399	363,329
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.57%, 2/25/46(b)		1,094	425,737
Station Place Securitization Trust, Series 2009-1, Class A,
1.85%, 12/29/10(a)(b)		2,390	2,390,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1,
5.59%, 4/25/47(b)		4,456	3,309,613
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.19%, 5/25/47(b)		924	539,602
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR2, Class 2A5, 4.81%, 3/25/36(b)		2,433	2,044,921
Series 2006-AR12, Class 2A1, 5.99%, 9/25/36(b)		1,109	1,015,178
Series 2006-AR15, Class A1, 5.45%, 10/25/36(b)		3,343	2,843,761
Series 2006-AR18, Class 2A1, 5.54%, 11/25/36(b)		4,766	4,096,302

			34,410,350

Commercial Mortgage-Backed Securities — 15.0%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11		2,546	2,597,267
Series 2002-PB2, Class A4, 6.19%, 1/11/12		3,635	3,815,154
Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2,
7.32%, 10/15/32(b)		525	525,141
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49		525	535,067
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3,
5.09%, 7/10/37(b)		1,965	2,011,849
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%, 8/15/12		3,140	3,299,063
Series 2002-CP5, Class A2, 4.94%, 12/15/35		4,865	5,132,840
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B,
7.18%, 11/10/33		495	495,134
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2,
6.66%, 1/12/43		3,435	3,496,205
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35		3,800	4,009,863
Series 2002-2A, Class A3, 5.35%, 8/11/36		2,910	3,077,207
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4,
4.96%, 8/10/38		3,500	3,620,808
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2, Class A3, 6.43%, 6/15/11		3,267	3,368,372
Series 2001-C1, Class A3, 5.86%, 10/12/11		3,818	3,961,409
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2,
4.06%, 8/15/10(b)		1,101	1,101,566
Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A2,
7.20%, 10/15/33		1,001	1,001,935
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C6, Class A4, 5.13%, 8/15/35(b)		4,470	4,772,846
Series 2005-C21, Class A3, 5.38%, 10/15/44(b)		1,870	1,879,604
Series 2006-C26, Class A2, 5.94%, 6/15/45(h)		14,000	14,974,365
Whittier Rehab at Haverhill,
7.60%, 12/01/39		10,497	10,497,282

			74,172,977

74	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Interest Only Commercial Mortgage-Backed Securities — 0.1%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.92%, 5/25/36(a)(b)	USD	13,473	$279,742

Total Non-Agency Mortgage-Backed Securities — 22.1%			108,863,069

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.3%
Credit Suisse Guernsey,
5.86%(b)(i)		499	440,367
Goldman Sachs Capital II,
5.79%(b)(i)		725	547,375
JPMorgan Chase & Co.,
7.90%(b)(i)		490	505,058
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(i)		360	36

			1,492,836

Insurance — 0.6%
Chubb Corp.,
6.38%, 3/29/67(b)		775	744,000
MetLife, Inc.,
6.40%, 12/15/36		965	849,200
The Progressive Corp.,
6.70%, 6/15/37(b)		1,265	1,182,775

			2,775,975

Total Capital Trusts — 0.9%			4,268,811

Total Preferred Securities — 0.9%			4,268,811

Project Loans — 0.0%
USGI, Series 87,
7.43%, 12/01/22		70	69,787

Taxable Municipal Bonds
Belvoir Land LLC, Class A-2,
5.40%, 12/15/47(a)		1,175	982,194
The Board of Trustees of The Leland Stanford Junior University,
4.25%, 5/01/16		750	815,168
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		350	379,257
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39		1,075	1,329,678
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39		825	850,047
Ohana Military Communities LLC,
6.19%, 4/01/49(a)		750	729,982
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		625	688,675
State of California GO:
5.45%, 4/01/15		3,950	4,183,129
7.50%, 4/01/34		510	544,170
7.30%, 10/01/39		1,435	1,509,792
7.35%, 11/01/39		510	536,648

Total Taxable Municipal Bonds — 2.5%			12,548,740

U.S. Government Sponsored Agency Securities
Agency Obligations — 7.4%
Fannie Mae:
5.25%, 8/01/12(e)(j)		3,275	3,534,642
4.63%, 5/01/13(e)		2,550	2,753,720
2.63%, 11/20/14(e)		3,105	3,209,058
Freddie Mac:
1.13%, 12/15/11(e)		8,305	8,370,576
1.75%, 6/15/12(e)		1,900	1,937,288
Overseas Private Investment Corp.:
4.09%, 5/29/12		557	557,861
4.68%, 5/29/12		672	670,970
4.87%, 5/29/12		5,118	5,062,987
Resolution Funding Corp. Interest Strip:
3.16%, 7/15/18(k)		1,725	1,340,965
3.24%, 10/15/18(k)		1,725	1,321,747
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		753	803,653
Series 1996-20K, 6.95%, 11/01/16		993	1,062,943
Series 1997-20B, Class 1, 7.10%, 2/01/17		772	832,787
Series 1997-20F, Class 1, 7.20%, 6/01/17		202	222,257
Series 1997-20G, Class 1, 6.85%, 7/01/17		1,741	1,856,627
Tennessee Valley Authority,
5.25%, 9/15/39		2,630	2,907,441

			36,445,522

Collateralized Mortgage Obligations — 2.9%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		7,525	8,205,121
Series 2005-48, Class AR, 5.50%, 2/25/35		3,141	3,451,696
Freddie Mac, Series 2825, Class VP,
5.50%, 6/15/15		2,296	2,499,504

			14,156,321

Federal Deposit Insurance Corporation Guaranteed — 2.2%
Citigroup Funding, Inc.:
2.13%, 7/12/12(e)		2,285	2,344,234
1.88%, 10/22/12(e)		4,400	4,492,492
General Electric Capital Corp.:
2.00%, 9/28/12(e)		2,750	2,815,659
2.13%, 12/21/12		1,110	1,141,178

			10,793,563

Interest Only Collateralized Mortgage Obligations — 1.3%
Ginnie Mae:
Series 2009-106, Class CM, 6.25%, 1/16/34(b)		9,080	1,088,393
Series 2009-106, Class SL, 5.75%, 4/20/36(b)		5,731	629,813
Series 2006-69, Class SA, 6.45%, 12/20/36(b)		1,459	169,368
Series 2009-16, Class SL, 6.99%, 1/20/37(b)		4,424	596,611
Series 2007-9, Class BI, 6.47%, 3/20/37(b)		3,648	419,704
Series 2007-27, Class S, 6.15%, 5/20/37(b)		2,708	270,530
Series 2007-36, Class SA, 6.12%, 6/20/37(b)		1,883	212,926
Series 2009-61, Class ES, 6.40%, 3/20/39(b)		8,979	896,708
Series 2009-33, Class SK, 6.05%, 5/20/39(b)		7,916	790,422

BLACKROCK FUNDS II	JUNE 30, 2010	75

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations (concluded)
Series 2009-47, Class KS, 5.70%, 6/16/39(b)	USD	10,171		$1,016,276
Series 2009-110, Class CS, 6.04%, 11/16/39(b)		3,805		416,840

				6,507,591

Mortgage-Backed Securities — 58.9%
Fannie Mae Mortgage-Backed Securities:
7.00%, 10/01/10-10/01/12		7		6,872
5.50%, 9/01/13-6/01/40(f)		21,278		22,961,160
6.00%, 1/01/21-7/01/39		32,830		35,843,942
4.00%, 2/01/25-4/01/25		8,562		8,912,963
5.00%, 7/01/25-7/01/40(l)		35,497		37,443,304
2.93%, 12/01/34(b)		3,089		3,212,693
5.00%, 6/01/35-6/01/40		22,531		23,919,942
4.83%, 8/01/38(b)		3,169		3,364,215
4.00%, 7/01/40(l)		16,700		16,891,658
4.50%, 7/01/40(l)		45,300		46,907,062
5.50%, 7/01/40(l)		18,100		19,423,562
6.00%, 7/01/40(l)		1,100		1,193,844
6.50%, 7/01/40(l)		7,100		7,758,969
Freddie Mac Mortgage-Backed Securities:
6.50%, 9/01/10-8/01/13		17		17,094
6.00%, 11/01/14-2/01/32		449		490,303
5.50%, 10/01/17-6/01/40		4,361		4,688,070
4.00%, 2/01/25-6/01/25		24,070		25,028,853
4.00%, 7/01/25(l)		100		103,781
5.39%, 11/01/38(b)		1,621		1,719,514
4.50%, 4/01/40-5/01/40		8,558		8,885,197
5.00%, 7/01/40(l)		800		846,250
5.50%, 7/01/40(l)		1,400		1,501,938
6.00%, 7/01/40(l)		10,100		10,876,438
Ginnie Mae Mortgage-Backed Securities:
9.50%, 9/15/16-11/15/16		10		11,682
5.50%, 11/15/33		21		22,469
5.00%, 7/01/40(l)		5,100		5,404,368
6.50%, 7/01/40(l)		2,800		3,073,000

				290,509,143

Total U.S. Government Sponsored Agency Securities — 72.7%				358,412,140

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/20-8/15/20(e)(j)		4,750		7,106,054
8.13%, 5/15/21-8/15/21(e)		6,885		10,047,065
4.25%, 5/15/39(e)		4,290		4,536,006
4.63%, 2/15/40(e)		2,600		2,922,561
4.38%, 5/15/40(e)		8,605		9,306,824
U.S. Treasury Notes:
0.88%, 2/29/12(e)		35,430		35,619,550
1.00%, 4/30/12(e)		4,540		4,574,050
1.88%, 6/30/15(e)		11,790		11,835,132
3.50%, 5/15/20(e)		5,180		5,421,181

Total U.S. Treasury Obligations — 18.5%				91,368,423

Total Long-Term Investments (Cost — $753,715,571) — 155.1%				764,486,700

	Shares
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(m)(n)	USD	18,321,359		18,321,359

Total Short-Term Securities (Cost — $18,321,359) — 3.7%				18,321,359

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
1-year Euro-Dollar Futures, Strike Price USD 97.25, Expires 9/10/10		196		1,225

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.150% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Deutsche Bank AG		3,980	(o)	145,117
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		810	(o)	397,196
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 1/27/11, Broker, BNP Paribas		720	(o)	397,400
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		1,530	(o)	930,325
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		780	(o)	220,014
Receive a fixed rate of 4.215% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		800	(o)	679,928
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		340	(o)	285,621
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		1,340	(o)	1,438,654

				4,494,255

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.		3,980	(o)	526
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.		3,980	(o)	510
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		1,530	(o)	285,643
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		1,310	(o)	182,178
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		780	(o)	56,773
Pay a fixed rate of 4.215% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		800	(o)	80,885
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		340	(o)	95,180

76	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts			Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		1,340	(o)	$562,589

				1,264,284

Total Options Purchased (Cost — $5,927,545) — 1.2%				5,759,764

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $777,964,475*) — 160.0%				788,567,823

	Par (000)
TBA Sale Commitments(l)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/25-7/01/40	USD	5,600		(5,687,312)
4.50%, 7/01/40		45,200		(46,776,625)
5.00%, 7/01/40		29,300		(30,887,594)
5.50%, 7/01/40		800		(861,752)
6.00%, 7/01/40		12,600		(13,667,750)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/25		24,100		(25,011,281)
4.50%, 7/01/40		8,500		(8,770,937)
5.50%, 7/01/40		5,300		(5,672,520)
6.00%, 7/01/40		10,100		(10,876,438)

Total TBA Sale Commitments (Proceeds — $147,022,190) — (30.1)%				(148,212,209)

	Contracts
Options Written
Exchange-Traded Call Options Written
Euro-Schatz Futures, Strike Price USD 109.50, Expires 8/31/10		181		(49,801)
U.S. Treasury Notes (10 Year), Strike Price USD 122.50, Expires 8/27/10		83		(115,422)

				(165,223)

Exchange-Traded Put Options Written
U.S. Treasury Notes (10 Year), Strike Price USD 119.50, Expires 8/27/10		83		(32,422)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.860% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		850	(o)	(517,784)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		490	(o)	(317,176)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		510	(o)	(377,295)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		980	(o)	(726,881)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		780	(o)	(564,830)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		450	(o)	(365,610)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		430	(o)	(401,739)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		710	(o)	(747,590)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		1,000	(o)	(1,067,477)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		880	(o)	(968,748)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		1,490	(o)	(2,210,561)

				(8,265,691)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.		2,140	(o)	(12,958)
Receive a fixed rate of 3.860% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		850	(o)	(166,968)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		490	(o)	(195,308)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		510	(o)	(69,706)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		980	(o)	(132,872)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		780	(o)	(374,713)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		450	(o)	(267,303)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		430	(o)	(201,628)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		710	(o)	(209,970)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		1,000	(o)	(290,834)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		880	(o)	(255,331)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		1,490	(o)	(47,003)

				(2,224,594)

Total Options Written (Premiums Received — $9,297,647) — (2.1)%				(10,687,930)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 127.8%				629,667,684
Liabilities in Excess of Other Assets — (27.8)%				(136,794,861)

Net Assets — 100.0%				$492,872,823

BLACKROCK FUNDS II	JUNE 30, 2010	77

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$778,152,765

Gross unrealized appreciation	$24,526,713
Gross unrealized depreciation	(14,111,655)

Net unrealized appreciation	$10,415,058

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(h)	All or a portion of security has been pledged as collateral in connection with Term Asset-Backed Securities Loan Facility (“TALF”) Program.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(9,291,187)	$(154,558)
Barclays Bank Plc	$11,085,375	$101,566
BNP Paribas	$11,441,625	$85,169
Citibank, N.A.	$1,725,031	$14,993
Credit Suisse International	$(2,218,369)	$(106,763)
Deutsche Bank AG	$(2,640,002)	$86,366
Goldman Sachs Bank USA	$(585,250)	$(64,850)
JPMorgan Chase Bank, N.A.	$(861,752)	$(1,877)
Morgan Stanley Capital Services, Inc.	$(4,073,475)	$(41,803)
Nomura Securities International, Inc.	$19,015,813	$377,500
Royal Bank of Scotland Plc	$(21,028,750)	$(81,695)
UBS AG	$(1,697,344)	$(97,391)
Wells Fargo & Co.	$2,340,250	$(5,500)

(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at September 30, 2009	Net Activity	Shares held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,850,944	$12,470,415	18,321,359	$24	$3,879

(n)	Represents the current yield as of report date.

(o)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Capital Plc	0.05%	6/30/10	7/01/10	$4,579,731	$4,579,725
Barclays Capital Plc	(0.10)%	6/30/10	7/01/10	$4,619,731	4,619,744
Barclays Capital Plc	(0.02)%	6/30/10	7/01/10	$4,772,829	4,772,831
Barclays Capital Plc	0.05%	6/30/10	7/01/10	$9,293,413	9,293,400
Barclays Capital Plc	0.07%	6/30/10	7/01/10	$11,790,023	11,790,000
Barclays Capital Plc	(0.04)%	6/30/10	7/01/10	$18,390,454	18,390,475
Barclays Capital Plc	0.09%	6/30/10	7/01/10	$18,649,453	18,649,406
Barclays Capital Plc	0.26%	7/01/10	7/02/10	$9,379,518	9,379,450
Barclays Capital Plc	0.22%	7/01/10	7/02/10	$11,834,285	11,834,212
Bank of America, N.A.	0.15%	3/05/10	Open	$1,931,816	1,930,875
Bank of America, N.A.	0.15%	3/05/10	Open	$8,371,366	8,367,288
Bank of America, N.A.	0.16%	3/12/10	Open	$2,777,670	2,776,313
Barclays Capital Plc	0.16%	4/08/10	Open	$25,944,567	25,935,000
Barclays Capital Plc	0.26%	5/17/10	Open	$2,716,488	2,715,625
Barclays Capital Plc	0.26%	5/17/10	Open	$2,280,012	2,279,288
Barclays Capital Plc	0.26%	5/17/10	Open	$4,456,416	4,455,000
Credit Suisse International	0.19%	3/11/10	Open	$3,047,517	3,045,733
Credit Suisse International	0.19%	3/11/10	Open	$3,194,468	3,192,597
Credit Suisse International	0.19%	3/16/10	Open	$2,344,911	2,343,600
Credit Suisse International	0.19%	3/16/10	Open	$2,607,958	2,606,500
Credit Suisse International	0.15%	3/16/10	Open	$5,865,252	5,862,662
Deutsche Bank AG	0.00%	6/29/10	Open	$1,794,361	1,794,361
JPMorgan Chase Bank, N.A.	0.24%	5/25/10	Open	$3,583,110	3,582,250

Total					$164,196,335

•	The following is a summary of outstanding TALF as of June 30, 2010:

Number of Loans	Aggregate Amount of Loan	Maturity Date	Interest Rate	Value of Eligible Securities
1	$11,788,429	08/28/14	3.87%	$14,974,365

78	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,357,291	EUR	1,081,500	UBS AG	7/14/10	$34,690
EUR	2,105,000	USD	2,599,317	Citibank, N.A.	8/16/10	(24,593)
EUR	2,105,000	USD	2,583,810	Citibank, N.A.	8/16/10	(9,086)
EUR	4,205,000	USD	5,078,231	Citibank, N.A.	8/16/10	65,101
USD	5,089,927	EUR	4,160,000	Citibank, N.A.	8/16/10	1,636

Total						$67,748

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
96	U.S. Treasury Bonds (30 Year)	September 2010	$12,240,000	$299,654

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
177	U.S. Treasury Notes (2 Year)	September 2010	$38,732,578	$(110,516)
135	U.S. Treasury Notes (5 Year)	September 2010	$15,977,461	(163,770)
69	U.S. Treasury Notes (10 Year)	September 2010	$8,455,734	(3,730)
51	Ultra Treasury Bonds	September 2010	$6,926,438	(327,403)
8	Euro Dollar Futures	September 2010	$1,986,900	(1,626)
3	Euro Dollar Futures	December 2010	$744,225	(28)
45	Euro Dollar Futures	March 2011	$11,155,500	(25,200)
34	Euro Dollar Futures	June 2011	$8,420,100	(34,241)
41	Euro Dollar Futures	September 2011	$10,138,787	(50,532)
82	Euro Dollar Futures	December 2011	$20,235,550	(15,212)
30	Euro Dollar Futures	March 2012	$7,388,250	(56,003)
12	Euro Dollar Futures	June 2012	$2,948,400	(16,514)
11	Euro Dollar Futures	September 2012	$2,696,375	(17,342)
11	Euro Dollar Futures	December 2012	$2,689,775	(17,805)
11	Euro Dollar Futures	March 2013	$2,684,138	(18,105)
1	Euro Dollar Futures	June 2013	$243,475	(9)

Total				$(858,036)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.12%(a)	3-month LIBOR	BNP Paribas	January 2012	USD	38,300	$(333,069)
1.14%(b)	3-month LIBOR	BNP Paribas	February 2012	USD	19,500	167,835
1.10%(b)	3-month LIBOR	Deutsche Bank AG	February 2012	USD	18,800	145,417
1.24%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2012	USD	36,400	(270,005)
1.21%(b)	3-month LIBOR	Citibank, N.A.	May 2012	USD	42,300	278,650
1.21%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2012	USD	11,200	(74,499)
1.67%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2013	USD	4,800	59,722
1.72%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD	13,300	163,861
2.79%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	3,160	(132,622)
2.69%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	USD	12,300	524,378
2.56%(a)	3-month LIBOR	Bank of America, N.A.	March 2015	USD	14,300	(496,799)
2.62%(a)	3-month LIBOR	Barclays Bank Plc	March 2015	USD	10,700	(403,982)
2.75%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2015	USD	7,000	(296,897)
2.73%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	9,300	(375,712)
2.72%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2015	USD	9,600	(378,550)
2.76%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2015	USD	25,000	1,024,053
2.67%(b)	3-month LIBOR	Goldman Sachs Bank USA	April 2015	USD	13,300	484,757
2.66%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	11,700	(397,122)
2.62%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD	9,600	(308,616)
2.49%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD	8,400	(215,045)
2.46%(b)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	3,400	78,278

BLACKROCK FUNDS II	JUNE 30, 2010	79

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.23%(b)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	31,800	$354,974
2.36%(a)	3-month LIBOR	Citibank, N.A.	June 2015	USD	7,400	(122,389)
2.37%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2015	USD	7,800	128,469
2.34%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	34,700	512,158
2.38%(b)	3-month LIBOR	BNP Paribas	June 2015	USD	16,800	281,480
2.39%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	5,500	94,317
2.22%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2015	USD	10,300	(86,800)
2.23%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	36,000	(309,365)
2.09%(b)	3-month LIBOR	Credit Suisse International	June 2015	USD	6,300	11,296
4.49%(b)	3-month LIBOR	Bank of America, N.A.	October 2018	USD	6,700	914,568
2.21%(b)	3-month LIBOR	Goldman Sachs Bank USA	December 2018	USD	7,900	(364,738)
3.80%(b)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	8,000	598,533
3.77%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2019	USD	6,300	561,671
3.71%(b)	3-month LIBOR	Barclays Bank Plc	August 2019	USD	6,400	502,944
3.68%(b)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	12,400	939,376
3.47%(b)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	USD	11,700	645,164
5.49%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	10,600	(1,956,288)
3.50%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	1,700	(86,067)
3.44%(b)	3-month LIBOR	Bank of America, N.A.	November 2019	USD	1,300	58,304
3.31%(b)	3-month LIBOR	Barclays Bank Plc	December 2019	USD	15,800	523,256
3.31%(b)	3-month LIBOR	Royal Bank of Scotland Plc	December 2019	USD	2,400	79,971
3.40%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	10,900	(439,764)
3.62%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	4,500	263,862
3.50%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	2,000	96,036
3.70%(b)	3-month LIBOR	Credit Suisse International	December 2019	USD	8,000	514,170
5.67%(a)	3-month LIBOR	Citibank, N.A.	January 2020	USD	10,000	(2,055,577)
3.89%(b)	3-month LIBOR	BNP Paribas	January 2020	USD	4,900	474,695
3.88%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2020	USD	4,700	453,928
3.93%(b)	3-month LIBOR	BNP Paribas	January 2020	USD	6,000	602,535
3.89%(b)	3-month LIBOR	Credit Suisse International	January 2020	USD	7,100	685,628
4.87%(a)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	22,300	(3,049,183)
3.71%(a)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	11,900	(912,554)
3.78%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	5,100	(423,927)
3.87%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	2,700	241,846
3.75%(b)	3-month LIBOR	Royal Bank of Scotland Plc	February 2020	USD	9,700	765,265
3.68%(b)	3-month LIBOR	BNP Paribas	March 2020	USD	7,600	549,958
3.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	6,400	(469,486)
3.65%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	5,500	381,361
3.64%(a)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	USD	10,100	(685,986)
3.73%(a)	3-month LIBOR	Barclays Bank Plc	March 2020	USD	2,800	(212,290)

80	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.77%(b)	3-month LIBOR	Citibank, N.A.	March 2020	USD	6,500	$513,185
3.67%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	6,400	444,348
3.71%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	2,700	(196,414)
3.75%(a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	3,400	(256,489)
3.83%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	2,700	(222,664)
3.81%(a)	3-month LIBOR	UBS AG	April 2020	USD	4,000	(317,445)
3.96%(a)	3-month LIBOR	BNP Paribas	April 2020	USD	5,200	(482,541)
3.95%(a)	3-month LIBOR	Citibank, N.A.	April 2020	USD	1,300	(119,525)
4.05%(a)	3-month LIBOR	Credit Suisse International	April 2020	USD	4,900	(493,468)
4.00%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	5,200	(500,542)
3.95%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2020	USD	5,000	(461,417)
3.92%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	2,600	188,457
3.80%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	6,800	527,830
3.77%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	4,000	298,898
3.85%(a)	3-month LIBOR	Bank of America, N.A.	April 2020	USD	7,000	(570,986)
3.74%(b)	3-month LIBOR	Royal Bank of Scotland Plc	April 2020	USD	5,200	368,847
3.75%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD	3,600	258,903
3.72%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	3,700	251,820
3.64%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	3,400	209,516
3.83%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	9,000	(392,485)
3.57%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	5,000	276,515
3.45%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	500	21,756
3.48%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	4,000	185,589
3.39%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	12,900	(497,235)
3.48%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	3,400	(157,759)
3.60%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	4,300	(209,193)
3.47%(a)	3-month LIBOR	Bank of America, N.A.	May 2020	USD	7,100	(314,739)
3.46%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	1,000	(43,212)
3.75%(b)	3-month LIBOR	Citibank, N.A.	May 2020	USD	9,600	371,661
3.25%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	1,500	35,847
3.60%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	5,400	(234,186)
3.60%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	8,700	(379,909)
3.39%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	1,000	36,031
3.80%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	29,300	(1,041,821)
3.43%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	3,700	145,348
3.36%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	1,700	(55,440)
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	7,100	216,153
3.37%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	3,800	(125,576)

BLACKROCK FUNDS II	JUNE 30, 2010	81

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.80%(a)	3-month LIBOR	Citibank, N.A.	June 2020	USD	8,600	$(921,881)
3.35%(b)	3-month LIBOR	Credit Suisse International	June 2020	USD	2,600	80,956
3.39%(b)	3-month LIBOR	Credit Suisse International	June 2020	USD	5,600	192,648
3.39%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD	1,500	(51,058)
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	4,000	119,614
3.31%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	7,800	213,729
3.26%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	1,100	24,276
3.01%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD	1,000	(496)
3.06%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	1,500	5,219
3.05%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	3,200	9,410
3.02%(b)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD	2,100	350
3.46%(a)	3-month LIBOR	BNP Paribas	October 2020	USD	4,900	(132,789)
5.41%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	5,065	1,238,230
4.44%(a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	2,900	(442,964)
4.52%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	2,600	428,544
3.50%(a)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	1,500	42,746
4.48%(b)	3-month LIBOR	Citibank, N.A.	April 2040	USD	900	134,831
4.44%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2040	USD	2,000	(285,066)

Total						$(2,760,659)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
2.62%[1]	—	Morgan Stanley Capital Services, Inc.	May 2020	USD	10,300	$210,120	[2]
2.52%[1]	—	Deutsche Bank AG	May 2020	USD	6,100	68,930	[2]

Total						$279,050

1	Payments made at expiration.

2	Based on the change in the return of the Consumer Price Index for All Urban Consumers.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

82	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Managed Income Portfolio

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$41,697,584	$4,461,108	$46,158,692
Corporate Bonds	—	111,173,295	—	111,173,295
Foreign Agency Obligations	—	21,248,244	—	21,248,244
Foreign Government Obligations	—	10,375,499	—	10,375,499
Non-Agency Mortgage-Backed Securities	—	93,931,662	14,931,407	108,863,069
Preferred Securities	—	4,268,811	—	4,268,811
Project Loans	—	—	69,787	69,787
Taxable Municipal Bonds	—	12,548,740	—	12,548,740
U.S. Government Sponsored Agency Securities	—	352,120,322	6,291,818	358,412,140
U.S. Treasury Obligations	—	91,368,423	—	91,368,423
Short-Term Securities	$18,321,359	—	—	18,321,359
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(148,212,209)	—	(148,212,209)
TALF Loans	—	(11,788,429)	—	(11,788,429)

Total	$18,321,359	$578,731,942	$25,754,120	$622,807,421

	Derivative Financial Instruments[3]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$101,427	—	$101,427
Interest rate contracts	$300,879	26,762,512	—	27,063,391
Other risk contracts	—	—	$279,050	279,050
Liabilities:
Foreign currency exchange contracts	—	(33,679)	—	(33,679)
Interest rate contracts	(1,055,681)	(34,254,917)	—	(35,310,598)

Total	$(754,802)	$(7,424,657)	$279,050	$(7,900,409)

[3]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets:	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Balance, as of September 30, 2009	$1,265	$10,561,369	$72,297	$10,634,931
Accrued discounts/premiums	14	(1,251)	(263)	(1,500)
Net realized gain (loss)	6	1,741	(1)	1,746
Net change in unrealized appreciation/depreciation[4]	13,378	(14,415)	290	(747)
Purchases	4,469,162	4,448,050	—	8,917,212
Sales	(22,717)	(64,087)	(2,536)	(89,340)

Balance, as of June 30, 2010	$4,461,108	$14,931,407	$69,787	$19,462,302

Assets/Liabilities:	TALF Loans[6]	U.S. Government Sponsored Agency Obligations	Derivative Financial Instruments[7]	Total
Balance, as of September 30, 2009	$(11,900,000)	$8,669,274	$(479,547)	$(3,710,273)
Net realized gain (loss)	—	—	(390,879)	(390,879)
Net change in unrealized appreciation/depreciation[4]	59,336	6,103	1,149,476	1,214,915
Purchases	54,763	148,213	—	202,976
Sales	—	(2,531,772)	—	(2,531,772)
Transfers in5	—	—	—	—
Transfers out[5]	11,785,901	—	—	11,785,901

Balance, as of June 30, 2010	$—	$6,291,818	$279,050	$6,570,868

[4]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $272,169.

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

[6]

As of September 30, 2009, the Fund had TALF loans totaling $11,900,000 which were fair valued based in accordance with policies approved by the Fund’s Board of Directors (the “Board”) using unobservable inputs. During 2010, the Fund began valuing these TALF loans utilizing quotations received from a Board approved pricing service whose valuation methodologies use inputs which may include, but are not limited to, prepayment assumptions, discount rates and valuation of the non-recourse put option. The assumptions used by the pricing service are derived substantially from observable market data and are considered by the Fund as Level 2 valuation inputs. Previously, the Fund fair valued the TALF loans utilizing methods which included unobservable inputs resulting in a Level 3 designation. As a result of the change in valuation methodologies, as of June 30, 2010, $11,785,901 of the Fund’s liabilities at fair value attributable to TALF loans were transferred from Level 3 to Level 2.

[7]	Derivative financial instruments are swaps.

BLACKROCK FUNDS II	JUNE 30, 2010	83

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
AmeriCredit Automobile Receivables Trust, Series 2006-AF, Class A4,
5.64%, 9/06/13	USD	197	$201,190
Bank of America Auto Trust, Series 2009-1A, Class A3,
2.67%, 7/15/13(a)		320	325,637
Capital One Auto Finance Trust:
Series 2006-C, Class A4, 0.38%, 5/15/13(b)		404	400,878
Series 2007-B, Class A4, 0.38%, 4/15/14(b)		162	160,877
Capital One Prime Auto Receivables Trust, Series 2007-2, Class B,
5.68%, 6/15/14		115	119,063
Ford Credit Auto Owner Trust:
Series 2010-A, Class A2, 0.72%, 9/15/12		250	250,182
Series 2009-B, Class A4, 4.50%, 7/15/14		300	320,894
Ford Credit Floorplan Master Owner Trust, Series 2010-1, Class A,
2.00%, 12/15/14(a)(b)		100	101,048
Harley-Davidson Motorcycle Trust, Series 2006-2, Class A2,
5.35%, 3/15/13		305	311,408
Honda Auto Receivables Owner Trust, Series 2007-3, Class A4,
0.60%, 12/16/13(b)		385	385,534
Nissan Auto Lease Trust, Series 2009-B, Class A3,
2.07%, 1/15/15		155	156,681
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		170	169,320
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		320	320,608
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		160	160,592
SLM Student Loan Trust:
Series 2010-C, Class A1, 1.85%, 2/15/13(a)(b)		590	590,000
Series 2008-5, Class A3, 1.62%, 1/25/18(b)		420	432,937
Series 2008-5, Class A4, 2.02%, 7/25/23(b)		425	446,412

Total Asset-Backed Securities — 6.1%			4,853,261

Corporate Bonds
Aerospace & Defense — 0.2%
United Technologies Corp.,
5.70%, 4/15/40		125	139,543

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20		570	614,228

Biotechnology — 0.4%
Amgen, Inc.,
5.85%, 6/01/17		250	289,787

Capital Markets — 2.2%
Ameriprise Financial, Inc.,
5.30%, 3/15/20		250	261,187
The Goldman Sachs Group, Inc.,
5.38%, 3/15/20		570	563,226
Morgan Stanley:
2.93%, 5/14/13(b)		360	361,288
5.50%, 1/26/20(c)		600	580,440

			1,766,141

Chemicals — 0.3%
CF Industries, Inc.,
7.13%, 5/01/20		270	276,750

Commercial Banks — 0.9%
Credit Suisse New York,
5.50%, 5/01/14		350	382,669
HSBC Bank Plc,
3.50%, 6/28/15(a)		370	373,559

			756,228

Containers & Packaging — 1.0%
Ball Corp.,
7.38%, 9/01/19		250	260,000
Crown Americas LLC/Crown Americas Capital Corp. II,
7.63%, 5/15/17(a)		250	258,750
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16		250	260,625

			779,375

Diversified Financial Services — 5.2%
Ally Financial, Inc.,
8.00%, 3/15/20(a)		280	273,700
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		300	304,578
Bank of America Corp.:
6.00%, 9/01/17		120	126,280
7.63%, 6/01/19		350	400,928
5.63%, 7/01/20		400	403,177
BP Capital Markets Plc,
5.25%, 11/07/13		250	229,814
Citigroup, Inc.:
6.00%, 12/13/13(c)		500	524,557
8.50%, 5/22/19		350	417,243
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		250	274,389
FCE Bank Plc,
7.13%, 1/15/13	EUR	200	245,793
General Electric Capital Corp.,
5.50%, 1/08/20	USD	145	153,229
MBNA America European Structured Offerings No.
7, 5.45%, 4/19/11	EUR	300	374,970
New Communications Holdings, Inc.,
8.25%, 4/15/17(a)	USD	120	120,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
7.75%, 10/15/16(a)		275	268,813

			4,117,921

Diversified Telecommunication Services — 0.7%
Telefonica Emisiones SAU,
5.98%, 6/20/11		500	518,411

Electric Utilities — 1.0%
American Transmission Systems, Inc.,
5.25%, 1/15/22(a)		150	157,234
Florida Power Corp.,
6.40%, 6/15/38		170	203,177
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		380	406,942

			767,353

Energy Equipment & Services — 0.2%
Transocean, Inc.,
6.00%, 3/15/18		130	119,646

Food Products — 0.7%
Kraft Foods, Inc.:
5.38%, 2/10/20		400	428,620
6.50%, 2/09/40		100	111,833

			540,453

Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA,
2.80%, 6/15/15		240	242,377

Health Care Providers & Services — 0.7%
HCA, Inc.,
8.50%, 4/15/19		250	265,000
Tenet Healthcare Corp.,
9.00%, 5/01/15(a)		250	264,375

			529,375

Household Products — 0.3%
The Procter & Gamble Co.,
4.70%, 2/15/19		250	273,948

Insurance — 1.0%
Lincoln National Corp.:
6.25%, 2/15/20		200	214,264
7.00%, 6/15/40		60	63,195

84	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Insurance (concluded)
Metropolitan Life Global Funding I,
5.13%, 6/10/14(a)	USD	250	$271,581
Prudential Financial, Inc.,
4.75%, 9/17/15		250	258,107

			807,147

IT Services — 0.3%
International Business Machines Corp.,
7.63%, 10/15/18		200	257,150

Leisure Equipment & Products — 0.3%
Brunswick Corp.,
11.25%, 11/01/16(a)		250	275,000

Machinery — 0.0%
Navistar International Corp.,
3.00%, 10/15/14		30	35,175

Media — 2.3%
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		610	841,470
Cox Communications, Inc.,
8.38%, 3/01/39(a)		240	326,239
Discovery Communications LLC,
3.70%, 6/01/15		90	92,272
DISH DBS Corp.,
7.13%, 2/01/16		250	250,625
NBC Universal, Inc.,
5.15%, 4/30/20(a)		100	104,299
Virgin Media Secured Finance Plc,
6.50%, 1/15/18(a)		250	245,625

			1,860,530

Metals & Mining — 0.4%
Teck Resources Ltd.,
10.75%, 5/15/19		250	306,325

Multiline Retail — 0.2%
Dollar General Corp.,
11.88%, 7/15/17(d)		135	153,563

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.,
6.50%, 5/01/18		225	248,856

Oil, Gas & Consumable Fuels — 3.1%
Canadian Natural Resources Ltd.,
5.90%, 2/01/18		390	436,809
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)		220	252,583
ConocoPhillips,
7.00%, 3/30/29		270	321,554
CONSOL Energy, Inc.:
8.00%, 4/01/17(a)		135	139,387
8.25%, 4/01/20(a)		115	119,887
Enterprise Products Operating LLC,
6.13%, 10/15/39		130	129,721
Kinder Morgan Energy Partners LP,
5.30%, 9/15/20		80	82,739
Nexen, Inc.,
6.40%, 5/15/37		170	177,279
Peabody Energy Corp.,
7.38%, 11/01/16		250	260,312
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		95	91,814
Valero Energy Corp.,
6.63%, 6/15/37		270	262,884
XTO Energy, Inc.,
6.38%, 6/15/38		180	222,718

			2,497,687

Paper & Forest Products — 0.8%
Georgia-Pacific LLC,
8.25%, 5/01/16(a)		250	266,563
International Paper Co.,
7.30%, 11/15/39		330	363,901

			630,464

Pharmaceuticals — 0.4%
AstraZeneca Plc,
5.90%, 9/15/17		250	292,466

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		150	158,653

Software — 0.3%
BMC Software, Inc.,
7.25%, 6/01/18		200	238,978

Tobacco — 0.3%
Philip Morris International, Inc.,
4.50%, 3/26/20		250	253,924

Wireless Telecommunication Services — 0.6%
Cricket Communications, Inc.,
7.75%, 5/15/16		250	255,000
SBA Tower Trust,
4.25%, 4/15/15(a)		250	262,146

			517,146

Total Corporate Bonds — 25.4%			20,264,600

Foreign Agency Obligations
Dexia Credit Local SA,
2.00%, 3/05/13(a)		250	249,862
Eksportfinans ASA,
1.88%, 4/02/13		400	403,276
Morgan Stanley Bank AG for OAO Gazprom,
9.63%, 3/01/13		300	333,750
Petrobras International Finance Co.,
5.75%, 1/20/20		690	694,863

Total Foreign Agency Obligations — 2.1%			1,681,751

Foreign Government Obligations
Argentina — 0.2%
Republic of Argentina,
8.28%, 12/31/33		254	173,523

Colombia — 0.3%
Republic of Colombia,
7.38%, 9/18/37		200	235,000

Mexico — 0.2%
United Mexican States,
5.13%, 1/15/20		150	156,000

Russia — 0.3%
Russia Federation,
7.50%, 3/31/30(e)		230	259,279

South Africa — 0.4%
Republic of South Africa,
5.50%, 3/09/20		300	310,125

United Kingdom — 1.0%
United Kingdom Government Bond,
4.75%, 12/07/38	GBP	500	819,363

Total Foreign Government Obligations — 2.4%			1,953,290

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 10.3%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21,
6.01%, 3/25/37(b)	USD	208	190,565
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.53%, 2/17/15(a)(b)		310	306,125
Banc of America Funding Corp., Series 2005-H, Class 2A1,
5.14%, 11/20/35(b)		713	506,774
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-8, Class 14A1, 5.39%, 11/25/34(b)		310	292,537
Series 2005-1, Class 4A1, 5.32%, 3/25/35(b)		434	372,100
Countrywide Alternative Loan Trust:
Series 2005-28CB, Class 2A5, 5.75%, 8/25/35		88	74,193
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		1,471	1,056,650
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		500	362,478

BLACKROCK FUNDS II	JUNE 30, 2010	85

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Series 2006-OA21, Class A1, 0.54%, 3/20/47(b)	USD	603	$309,017
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2,
6.00%, 3/25/36		348	311,196
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		384	298,111
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 3.36%, 1/25/35(b)		367	321,629
Series 2006-OA1, Class 2A1, 0.54%, 8/25/46(b)		763	615,250
Harborview Mortgage Loan Trust:
Series 2005-8, Class 1A2A, 0.68%, 9/19/35(b)		1,243	720,353
Series 2006-11, Class A1A, 0.52%, 12/19/36(b)		568	353,754
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.38%, 7/15/21(b)		250	246,085
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1,
5.50%, 4/25/47(b)		513	363,346
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1,
0.47%, 8/25/11(b)		356	346,952
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A8,
4.80%, 10/25/35(b)		425	372,202
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4,
5.70%, 4/25/36(b)		950	802,094

			8,221,411

Commercial Mortgage-Backed Securities — 5.8%
Banc of America Commercial Mortgage, Inc.:
Series 2007-3, Class A2, 5.84%, 7/10/12(b)		400	411,064
Series 2007-4, Class A4, 5.93%, 7/10/17(b)		440	459,330
Series 2007-2, Class A2, 5.63%, 4/10/49(b)		310	320,348
Credit Suisse Mortgage Capital Certificates:
Series 2007-C3, Class A2, 5.72%, 6/15/39(b)		350	359,349
Series 2007-C2, Class A2, 5.45%, 1/15/49(b)		490	501,010
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.44%, 1/10/17		450	450,822
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2007-CB18, Class A4, 5.44%, 1/12/17		450	449,423
Series 2007-CB19, Class A4, 5.94%, 4/12/17(b)		450	453,495
Series 2007-LD11, Class A2, 5.97%, 6/15/49(b)		500	518,445
Morgan Stanley Capital I, Series 2007-IQ15, Class A2,
5.84%, 8/11/12(b)		250	262,156
RBSCF Trust, Series 2010-RR3, Class WBTA,
6.10%, 4/16/17(a)(b)		450	471,726

			4,657,168

Total Non-Agency Mortgage-Backed Securities — 16.1%			12,878,579

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.3%
Goldman Sachs Capital II,
5.79%(b)(f)		300	226,500

Insurance — 0.6%
MetLife, Inc.,
6.40%, 12/15/36		250	220,000
The Progressive Corp.,
6.70%, 6/15/37(b)		250	233,750

			453,750

Total Capital Trusts — 0.9%			680,250

Total Preferred Securities — 0.9%			680,250

Taxable Municipal Bonds
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		150	162,538
Los Angeles Department of Airports RB,
6.58%, 5/15/39		260	288,010
Metropolitan Transportation Authority, New York RB,
6.65%, 11/15/39		200	215,696
New York City Municipal Water Finance Authority RB,
5.72%, 6/15/42		100	103,813
State of California GO:
6.65%, 3/01/22		400	424,660
7.50%, 4/01/34		70	74,690
7.30%, 10/01/39		80	84,170
7.35%, 11/01/39		120	126,270
State of Illinois GO,
6.73%, 4/01/35		200	197,770

Total Taxable Municipal Bonds — 2.1%			1,677,617

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.9%
Fannie Mae:
5.25%, 9/15/16		200	229,971
6.63%, 11/15/30		100	130,046
Freddie Mac:
5.13%, 11/17/17		200	230,420
6.75%, 3/15/31		100	132,366

			722,803

Mortgage-Backed Securities — 52.6%
Fannie Mae Mortgage-Backed Securities:
5.50%, 7/01/25-7/01/40(g)		5,000	5,369,219
4.50%, 7/01/40(g)		34,500	35,750,625
5.00%, 7/01/40(g)		800	844,750

			41,964,594

Total U.S. Government Sponsored Agency Securities — 53.5%			42,687,397

U.S. Treasury Obligations
U.S. Treasury Bonds,
4.63%, 2/15/40(h)		320	359,700
U.S. Treasury Notes:
0.88%, 2/29/12		1,140	1,146,099

86	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations
1.00%, 3/31/12(h)	USD	1,900	$1,914,402
1.38%, 2/15/13		890	901,681
2.38%, 2/28/15		530	546,234
3.00%, 2/28/17		530	550,206
3.63%, 2/15/20		1,635	1,727,479

Total U.S. Treasury Obligations — 9.0%			7,145,801

Total Long-Term Investments (Cost — $92,393,618) — 117.6%			93,822,546

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(i)(j)		19,100,967	19,100,967

Total Short-Term Securities (Cost — $19,100,967) — 24.0%			19,100,967

	Contracts(k)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		180	109,450
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		80	22,566
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		40	33,602
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		140	150,307

			315,925

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		180	33,605
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		80	5,823
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		40	11,198
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		140	58,778

			109,404

Total Options Purchased (Cost — $403,930) — 0.5%			425,329

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $111,898,515*) — 142.1%			113,348,842

	Par (000)
TBA Sale Commitments(g)
Fannie Mae Mortgage-Backed Securities,
4.50%, 7/01/40		31,000	(32,123,750)

Total TBA Sale Commitments (Proceeds — $31,947,500) — (40.3)%			(32,123,750)

	Contracts(k)
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		70	(45,311)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		200	(138,642)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		60	(48,748)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		200	(213,495)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		90	(99,076)

			(545,272)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.		280	(1,696)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		70	(27,901)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		200	(73,907)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		60	(35,640)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		200	(58,167)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		90	(26,113)

			(223,424)

Total Options Written (Premiums Received — $710,130) — (1.0)%			(768,696)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 100.8%			80,456,396
Liabilities in Excess of Other Assets — (0.8)%			(667,876)

Net Assets — 100.0%			$79,788,520

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,898,515

Gross unrealized appreciation	$1,798,673
Gross unrealized depreciation	(348,346)

Net unrealized appreciation	$1,450,327

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

BLACKROCK FUNDS II	JUNE 30, 2010	87

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$5,181,250	$24,219
BNP Paribas	$(5,181,250)	$(59,375)
Citibank, N.A.	$10,362,500	$76,563
Deutsche Bank AG	$16,580,000	$229,687
Goldman Sachs Bank USA	$(10,174,531)	$4,063
JPMorgan Chase Bank, N.A.	$4,471,625	$123,703
RBC Dain Rauscher, Inc.	$(11,398,750)	$(69,219)

(h)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at February 26, 2010	Net Activity	Shares held at June 30, 2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	$19,100,967	19,100,967	$11,811

(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	546,000	USD	816,707	Citibank, N.A.	7/2/10	$(929)
JPY	30,388,000	USD	334,751	Morgan Stanley Capital Services, Inc.	7/6/10	8,980
JPY	29,716,000	USD	327,044	UBS AG	7/6/10	9,086
USD	331,027	JPY	30,336,000	Citibank, N.A.	7/6/10	(12,115)
USD	321,379	JPY	29,716,000	UBS AG	7/6/10	(14,750)
USD	489,842	JPY	43,929,000	UBS AG	7/9/10	(7,081)
EUR	80,000	USD	96,472	Citibank, N.A.	7/14/10	1,362
USD	639,427	EUR	509,500	BNP Paribas	7/14/10	16,343
MXN	1,788,792	CAD	145,000	JPMorgan Chase Bank, N.A.	7/19/10	1,849
MXN	1,364,354	ZAR	830,000	JPMorgan Chase Bank, N.A.	7/19/10	(2,486)
MXN	1,377,750	ZAR	835,000	JPMorgan Chase Bank, N.A.	7/19/10	(2,102)
JPY	10,912,215	KRW	155,570,000	HSBC Securities	7/26/10	(3,722)
JPY	5,610,571	KRW	79,931,000	HSBC Securities	7/26/10	(1,868)
JPY	4,806,497	KRW	68,060,000	UBS AG	7/26/10	(1,260)
JPY	4,228,000	USD	46,588	Morgan Stanley Capital Services, Inc.	7/26/10	1,252
KRW	305,650,000	JPY	25,598,827	HSBC Securities, Inc.	7/26/10	(39,753)
GBP	816,684	GBP	546,000	Citibank, N.A.	7/28/10	—
EUR	290,000	USD	358,101	Citibank, N.A.	8/16/10	(3,388)
EUR	290,000	USD	355,964	Citibank, N.A.	8/16/10	(1,252)
EUR	575,000	USD	694,407	Citibank, N.A.	8/16/10	8,902
NOK	855,000	CZK	2,800,040	UBS AG	8/16/10	(2,071)
SEK	1,050,000	CZK	2,823,135	UBS AG	8/16/10	431
USD	734,124	EUR	600,000	Citibank, N.A.	8/16/10	236
AUD	187,000	NZD	229,608	JPMorgan Chase Bank, N.A.	8/30/10	(506)
HUF	14,199,420	EUR	51,000	JPMorgan Chase Bank, N.A.	8/30/10	(1,960)
HUF	17,538,690	PLN	260,000	JPMorgan Chase Bank, N.A.	8/30/10	(1,686)
HUF	17,760,390	PLN	263,000	JPMorgan Chase Bank, N.A.	8/30/10	(1,623)

Total						$(50,111)

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
29	U.S. Treasury Notes (2 Year)	September 2010	$6,346,016	$13,869

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
68	U.S. Treasury Notes (5 Year)	September 2010	$8,047,906	$(69,453)
13	U.S. Treasury Notes (10 Year)	September 2010	$1,593,109	918
1	U.S. Treasury Bonds (30 Year)	September 2010	$127,500	(3,490)

Total				$(72,025)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.16%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2012	USD	3,400	$26,054
1.14%(b)	3-month LIBOR	Deutsche Bank AG	March 2012	USD	3,500	(25,468)
1.24%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2012	USD	3,800	(28,187)
1.21%(a)	3-month LIBOR	Citibank, N.A.	May 2012	USD	4,400	28,985
1.23%(b)	3-month LIBOR	Citibank, N.A.	May 2012	USD	8,000	(55,376)

88	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.29%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2012	USD	1,200	$(8,598)
1.72%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD	1,700	20,945
2.73%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	900	(36,359)
2.72%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2015	USD	900	(35,489)
2.23%(a)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	3,800	42,418
2.36%(b)	3-month LIBOR	Citibank, N.A.	June 2015	USD	1,000	(16,539)
2.34%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	3,500	51,659
2.39%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	3,000	51,446
2.26%(a)	3-month LIBOR	Citibank, N.A.	June 2015	USD	8,000	83,086
2.23%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD	7,200	(61,873)
3.68%(b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	300	(21,090)
3.71%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	300	(21,824)
3.75%(b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	200	(15,088)
3.83%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	March 2020	USD	300	(24,740)
3.95%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2020	USD	500	(46,107)
3.92%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	300	26,718
3.88%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	900	(76,343)
3.80%(a)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	700	54,335
3.75%(a)	3-month LIBOR	Citibank, N.A.	April 2020	USD	400	28,767
3.76%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	700	50,745
3.73%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	700	48,263
3.64%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	400	24,649
3.45%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	100	4,351
3.39%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	1,400	(53,963)
3.48%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	700	(32,480)
3.57%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD	200	(10,773)
3.28%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	400	(10,751)
3.43%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	200	7,857
3.34%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD	400	12,178
3.01%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD	100	(50)
3.05%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD	700	2,059
3.22%(b)	6-month EURIBOR	Deutsche Bank AG	July 2040	EUR	550	—

Total						$(16,583)

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues – buy protection outstanding as of June 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
Brunswick Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2016	USD	250	$19,517

BLACKROCK FUNDS II	JUNE 30, 2010	89

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

•	Credit default swaps on traded indexes – sold protection outstanding as of June 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Average Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.HY Series 14 Version 1	5.00%	Citibank, N.A.	June 2015	B	USD	2,300	$(247)

1	Using S&P’s rating of the issuer.

2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
2.62%[3]	—	Morgan Stanley Capital Services, Inc.	May 2020	USD	1,200	$24,480	[4]
2.52%[3]	—	Deutsche Bank AG	May 2020	USD	700	7,910	[4]

Total						$32,390

3	Payments made at expiration.

4	Based on the change in the return of the Consumer Price Index for All Urban Consumers.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$4,202,741	$650,520	$4,853,261
Corporate Bonds	—	20,264,600	—	20,264,600
Foreign Agency Obligations	—	1,681,751	—	1,681,751
Foreign Government Obligations	—	1,953,290	—	1,953,290
Non-Agency Mortgage-Backed Securities	—	12,100,728	777,851	12,878,579
Preferred Securities	—	680,250	—	680,250
Taxable Municipal Bonds	—	1,677,617	—	1,677,617
U.S. Government Sponsored Agency Securities	—	42,687,397	—	42,687,397
U.S. Treasury Obligations	—	7,145,801	—	7,145,801
Short-Term Securities	$19,100,967	—	—	19,100,967
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(32,123,750)	—	(32,123,750)

Total	$19,100,967	$60,270,425	$1,428,371	$80,799,763

	Derivative Financial Instruments[5]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$19,517	—	$19,517
Foreign currency exchange contracts	—	48,441	—	48,441
Interest rate contracts	$14,787	989,844	—	1,004,631
Other risk contracts	—	—	$32,390	32,390
Liabilities:
Credit contracts	—	(247)	—	(247)
Foreign currency exchange contracts	—	(98,552)	—	(98,552)
Interest rate contracts	(72,943)	(1,349,794)	—	(1,422,737)

Total	$(58,156)	$(390,791)	$32,390	$(416,557)

[5]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

90	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Multi-Sector Bond Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Derivative Financial Instruments[6]	Total
Balance, as of February 26, 2010	—	—	—	—
Accrued discounts/premiums	—	$(5)	—	$(5)
Net change in unrealized appreciation/depreciation[7]	$631	15,571	$32,390	48,592
Purchases	649,889	762,285	—	1,412,174
Transfers in8	—	—	—	—
Transfers out[8]	—	—	—	—

Balance, as of June 30, 2010	$650,520	$777,851	$32,390	$1,460,761

[6]	Derivative financial instruments are swaps.

[7]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $48,592.

[8]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FUNDS II	JUNE 30, 2010	91

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC, Series 2010-1A, Class A,
5.56%, 8/15/35(a)	USD	7,409	$7,464,454
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(a)		12,393	12,407,437
Chase Issuance Trust, Series 2009-A7, Class A7,
0.80%, 9/15/10(b)		23,580	23,595,648
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4,
0.63%, 6/25/35(b)		674	640,551
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B,
2.85%, 1/15/12(b)		45,135	46,005,555
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	4,601	5,711,711
GSAA Trust, Series 2006-5, Class 2A1,
0.42%, 3/25/36(b)	USD	3,267	2,451,520
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.46%, 7/25/37(b)		4,083	3,907,362
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.71%, 11/25/35(b)		7,295	2,360,887
Maryland Insurance Backed Securities Trust, Series 2006-1A, Class A,
5.55%, 12/10/65(a)		18,935	6,627,250
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2,
2.94%, 7/15/11		4,789	4,803,586
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1,
0.44%, 5/25/37(b)		4,363	4,185,590
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A2, 1.37%, 8/15/13(a)		4,860	4,840,560
Series 2010-A, Class A3, 1.83%, 11/17/14(a)		3,770	3,777,163
Series 2010-A, Class A4, 2.39%, 6/15/17(a)		1,900	1,907,030
SLM Student Loan Trust:
Series 2010-C, Class A1, 1.85%, 2/15/13(a)(b)		5,920	5,920,000
Series 2008-5, Class A3, 1.62%, 1/25/18(b)		10,260	10,576,042
Series 2005-4, Class A2, 0.40%, 4/26/21(b)		5,838	5,819,682
Series 2008-5, Class A4, 2.02%, 7/25/23(b)		20,750	21,795,404
Small Business Administration, Series 2003-10A, Class 1,
4.63%, 3/10/13		4,137	4,322,517
Structured Asset Receivables Trust Certificates,
Series 2003-2A, 0.71%, 1/21/11(a)(b)		4	4,414

Total Asset-Backed Securities — 8.7%			179,124,363

Corporate Bonds
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, 10/15/12		25,100	25,766,355

Capital Markets — 1.8%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		6,645	7,004,554
5.38%, 3/15/20		7,300	7,213,247
6.00%, 6/15/20		2,780	2,866,550
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		9,575	4,788
Morgan Stanley:
5.05%, 1/21/11(e)		2,640	2,679,241
5.63%, 1/09/12		250	260,137
6.60%, 4/01/12		1,670	1,772,279
2.93%, 5/14/13(b)		6,780	6,804,252
4.20%, 11/20/14		8,690	8,580,836
6.25%, 8/28/17		115	116,913

			37,302,797

Commercial Banks — 1.7%
HSBC Bank Plc,
3.50%, 6/28/15(a)		4,500	4,543,290
Inter-American Development Bank,
2.25%, 7/15/15		17,610	17,708,648
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17(e)		11,975	12,963,644

			35,215,582

Consumer Finance — 0.4%
SLM Corp.:
0.48%, 7/26/10(b)		3,085	3,084,781
0.62%, 1/27/14(b)		6,750	5,564,936

			8,649,717

Diversified Financial Services — 2.5%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		1,540	1,563,502
Bank of America Corp.:
5.63%, 10/14/16		3,000	3,108,684
5.63%, 7/01/20		7,560	7,620,049
BP Capital Markets Plc,
3.13%, 3/10/12(f)		10,220	9,448,625
Citigroup, Inc.,
6.00%, 12/13/13		7,550	7,920,803
Crown Castle Towers LLC,
6.11%, 1/15/20 (a)		9,780	10,734,078
General Electric Capital Corp.,
5.50%, 1/08/20		7,525	7,952,081
JPMorgan Chase & Co.,
1.16%, 2/26/13 (b)		3,480	3,479,882
Osprey Trust/Osprey I, Inc.,
7.80%, 1/15/49(a)(c)(d)		2,375	17,813

			51,845,517

Diversified Telecommunication Services — 2.0%
AT&T Inc.,
6.50%, 9/01/37		10,150	11,257,862
Deutsche Telekom International Finance BV,
8.75%, 6/15/30		20	25,834
France Telecom SA,
7.75%, 3/01/11		600	626,100
GTE Corp.,
6.94%, 4/15/28		475	522,566
Telecom Italia Capital SA:
5.25%, 11/15/13		285	294,375
5.25%, 10/01/15		3,700	3,734,221
Telefonica Emisiones SAU:
4.95%, 1/15/15		4,525	4,740,196
6.42%, 6/20/16		2,475	2,714,820
Telefonica Europe BV,
7.75%, 9/15/10		1,970	1,994,641
Verizon Communications, Inc.,
8.75%, 11/01/18		10,400	13,519,719
Verizon Maryland, Inc.,
5.13%, 6/15/33		650	574,886
Verizon New England, Inc.,
7.88%, 11/15/29		1,355	1,580,877

			41,586,097

Electric Utilities — 0.7%
The Detroit Edison Co.:
6.13%, 10/01/10		210	212,625
6.35%, 10/15/32		5	5,671
Dominion Resources, Inc.,
6.25%, 6/30/12		60	65,399
Florida Power & Light Co.,
4.95%, 6/01/35		2,275	2,270,368
Florida Power Corp.:
5.90%, 3/01/33		605	672,617
6.40%, 6/15/38		2,650	3,167,166
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		3,000	3,212,703
PacifiCorp,
6.25%, 10/15/37		3,000	3,522,708
Southern California Edison Co.,
5.95%, 2/01/38		1,000	1,155,490

92	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Electric Utilities (concluded)
Tenaska Alabama II Partners LP,
6.13%, 3/30/23(a)	USD	117	$123,452

			14,408,199

Food Products — 0.6%
Kraft Foods, Inc.:
6.50%, 8/11/17		4,170	4,843,530
5.38%, 2/10/20		6,115	6,552,534
6.50%, 2/09/40		1,525	1,705,452

			13,101,516

Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA,
2.80%, 6/15/15		1,320	1,333,075

Insurance — 1.7%
Berkshire Hathaway Finance Corp.,
4.75%, 5/15/12		3,290	3,492,829
Hartford Life Global Funding Trusts,
0.72%, 6/16/14(b)		7,700	7,241,380
MetLife, Inc.,
6.38%, 6/15/34		900	943,868
Metropolitan Life Global Funding I:
2.50%, 1/11/13(a)		7,535	7,620,439
5.13%, 4/10/13(a)		7,000	7,570,997
Prudential Financial, Inc.,
4.75%, 9/17/15		4,000	4,129,716
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)		3,465	4,035,841

			35,035,070

Media — 2.2%
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13		2,755	3,190,202
Comcast Cable Holdings LLC:
9.80%, 2/01/12		260	290,875
7.88%, 8/01/13		315	361,717
Comcast Corp.:
6.50%, 1/15/17		3,800	4,354,184
7.05%, 3/15/33		1,350	1,558,657
6.95%, 8/15/37		2,460	2,798,314
Cox Communications, Inc.,
8.38%, 3/01/39(a)		5,200	7,068,526
Discovery Communications LLC,
3.70%, 6/01/15		2,740	2,809,169
Historic TW, Inc.:
9.13%, 1/15/13		605	704,131
8.05%, 1/15/16		70	83,909
NBC Universal, Inc.,
5.15%, 4/30/20(a)		3,965	4,135,447
News America Holdings, Inc.:
7.75%, 1/20/24		1,285	1,561,810
8.50%, 2/23/25		1,920	2,376,033
8.45%, 8/01/34		840	1,026,052
7.75%, 12/01/45		110	134,919
8.25%, 10/17/96		45	51,827
News America, Inc.:
7.13%, 4/08/28		1,175	1,296,055
7.63%, 11/30/28		2,010	2,319,403
6.75%, 1/09/38		30	32,949
TCI Communications, Inc.,
7.88%, 2/15/26		2,540	3,054,030
Time Warner Cable, Inc.,
6.20%, 7/01/13		5,440	6,084,314

			45,292,523

Oil, Gas & Consumable Fuels — 2.4%
Atlantic Richfield Co.,
9.13%, 3/01/11		4,960	5,027,163
Canadian Natural Resources Ltd.,
6.50%, 2/15/37		3,700	4,133,259
Cenovus Energy, Inc.,
6.75%, 11/15/39(a)		3,975	4,563,725
Devon Financing Corp. ULC,
7.88%, 9/30/31		925	1,174,852
Enterprise Products Operating LLC,
6.13%, 10/15/39		2,300	2,295,073
Kinder Morgan Energy Partners LP,
5.30%, 9/15/20		2,960	3,061,336
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		4,105	3,967,335
Shell International Finance BV,
4.00%, 3/21/14		11,192	11,837,711
Valero Energy Corp.,
6.63%, 6/15/37		4,875	4,746,515
XTO Energy, Inc.:
6.75%, 8/01/37		2,070	2,666,682
6.38%, 6/15/38		2,400	2,969,570
CenterPoint Energy Resources Corp.:
7.88%, 4/01/13		270	309,386
6.15%, 5/01/16		2,100	2,298,555

			49,051,162

Paper & Forest Products — 0.1%
International Paper Co.,
7.30%, 11/15/39		1,885	2,078,648

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.,
6.88%, 8/01/97		559	690,062
Eli Lilly & Co.,
3.55%, 3/06/12		4,880	5,088,840
Pfizer, Inc.,
5.35%, 3/15/15(e)		6,610	7,488,945

			13,267,847

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		3,090	3,268,259

Software — 0.0%
Oracle Corp.,
5.25%, 1/15/16		50	56,737

Tobacco — 0.4%
Philip Morris International, Inc.:
6.88%, 3/17/14		4,150	4,801,376
4.50%, 3/26/20		4,300	4,367,497

			9,168,873

Wireless Telecommunication Services — 1.7%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11		22,445	22,988,820
Vodafone Group Plc,
4.15%, 6/10/14		11,790	12,371,200

			35,360,020

Total Corporate Bonds — 20.4%			421,787,994

Foreign Agency Obligations
Achmea Hypotheekbank NV,
3.20%, 11/03/14(a)		9,100	9,401,729
CDP Financial, Inc.,
3.00%, 11/25/14(a)		13,420	13,543,652
Dexia Credit Local SA:
2.00%, 3/05/13(a)		6,415	6,411,452
2.75%, 4/29/14(a)		3,595	3,601,323
Eksportfinans ASA:
1.88%, 4/02/13		16,775	16,912,387
3.00%, 11/17/14		6,700	6,899,754
5.50%, 5/25/16		7,150	8,126,261
Japan Finance Corp.,
2.00%, 6/24/11		6,510	6,566,448
Korea Electric Power Corp.,
5.13%, 4/23/34(a)		75	79,996
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12		2,925	3,157,669
4.38%, 1/15/13		1,975	2,123,601
4.13%, 7/15/13		850	913,441
4.00%, 2/02/15		2,170	2,334,725
Pemex Finance Ltd.,
9.03%, 2/15/11		255	258,825

BLACKROCK FUNDS II	JUNE 30, 2010	93

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Agency Obligations
Petrobras International Finance Co.:
5.88%, 3/01/18	USD	545	$560,905
5.75%, 1/20/20		12,330	12,416,902

Total Foreign Agency Obligations — 4.5%			93,309,070

Foreign Government Obligations
Canada — 0.9%
Province of Ontario Canada:
1.88%, 11/19/12		8,140	8,235,076
4.10%, 6/16/14		8,680	9,334,463

			17,569,539

Israel — 0.7%
Israel Government AID Bond:
5.50%, 4/26/24		5,475	6,433,141
5.50%, 9/18/33		6,735	7,757,649

			14,190,790

Mexico — 0.2%
United Mexican States:
5.63%, 1/15/17		720	790,200
5.13%, 1/15/20		2,950	3,068,000
7.50%, 4/08/33		440	551,100

			4,409,300

Total Foreign Government Obligations — 1.8%			36,169,629

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.4%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.53%, 2/17/15(a)(b)		8,320	8,216,000
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		16,540	14,493,419
Series 2005-20CB, Class 3A3, 5.50%, 7/25/35		2,713	2,605,663
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2007-J3, Class A10, 6.00%, 7/25/37		14,292	11,132,762
Series 2006-OA5, Class 2A1, 0.55%, 4/25/46(b)		3,419	1,824,957
Series 2006-OA5, Class 3A1, 0.55%, 4/25/46(b)		5,878	3,352,405
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1,
6.00%, 10/25/21		3,590	2,790,012
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.50%, 8/25/35(b)		2,671	2,522,088
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1,
5.25%, 7/25/35(b)		3,094	2,789,068
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.38%, 7/15/21(b)		3,700	3,642,054
Homebanc Mortgage Trust, Series 2005-4, Class A1,
0.62%, 10/25/35(b)		6,432	4,824,526
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,360	1,282,179
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		1,696	1,544,149
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.57%, 2/25/46(b)		4,442	1,728,491
Station Place Securitization Trust, Series 2009-1, Class A,
1.85%, 12/29/10(a)(b)		11,035	11,035,000
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-19XS, Class 1A1, 0.67%, 10/25/35(b)		4,981	3,036,777
Series 2007-3, Class 2A1, 5.59%, 4/25/47(b)		19,286	14,324,005
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.19%, 5/25/47(b)		3,935	2,299,173
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR2, Class 2A5, 4.81%, 3/25/36(b)		166	139,427
Series 2006-AR3, Class A4, 5.58%, 3/25/36(b)		20,493	17,677,654
Series 2006-AR12, Class 2A1, 5.99%, 9/25/36 (b)		4,635	4,241,186
Series 2006-AR18, Class 2A1, 5.54%, 11/25/36(b)		19,690	16,923,108

			132,424,103

Commercial Mortgage-Backed Securities — 17.1%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11		8,687	8,861,643
Series 2002-2, Class A3, 5.12%, 7/11/43		22,670	23,618,390
Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2,
7.32%, 9/15/10		2,219	2,220,590
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3,
5.09%, 7/10/37(b)		8,540	8,743,606
CW Capital Cobalt Ltd., Series 2006-C1, Class A2,
5.17%, 8/15/48(g)		13,567	14,168,074
DLJ Commercial Mortgage Corp.:
Series 1998-CG1, Class B1, 6.91%, 6/10/31(b)		2,432	2,431,218
Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		2,050	2,049,494
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2,
7.20%, 9/15/10		1,416	1,416,524
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35		14,170	14,952,567
Series 2002-2A, Class A3, 5.35%, 8/11/36		16,200	17,130,846
Series 2007-C1, Class A2, 5.42%, 12/10/49(g)		18,000	18,484,753
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C3, Class A2, 6.96%, 11/15/10		13,552	13,654,407
Series 2001-C1, Class A2, 6.47%, 4/15/34		15,463	15,792,504
Series 2003-C3, Class A3, 4.65%, 4/10/40		1,397	1,417,097
Series 2003-C2, Class A2, 5.66%, 5/10/40(b)		18,085	19,586,352
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG9, Class A2, 5.38%, 7/10/12(g)		19,998	20,732,103
Series 2004-GG1, Class A4, 4.76%, 6/10/36		3,844	3,880,869

94	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2,
5.78%, 8/10/45(b)(g)	USD	27,535	$28,504,562
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/11		14,288	14,824,336
Series 2001-CIB3, Class A3, 6.47%, 12/15/11		16,870	17,633,563
Series 2004-CB8, Class A1A, 4.16%, 4/12/14(a)		7,644	7,698,264
Series 2007-LD11, Class A2, 5.97%, 6/15/49(b)(g)		20,000	20,737,784
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35(b)		7,100	7,598,042
Prudential Mortgage Capital Funding LLC, Series 2001-ROCK, Class A2,
6.61%, 5/10/34		15,022	15,369,707
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C6, Class A4, 5.13%, 8/15/35(b)		18,000	19,219,516
Series 2005-C21, Class A3, 5.38%, 10/15/44(b)		8,120	8,161,703
Series 2006-C28, Class A2, 5.50%, 10/15/48(g)		22,850	23,376,473

			352,264,987

Interest Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 11.00%, 2/17/17		64	8,339
Series 1987-2, 11.00%, 3/06/17		57	10,738

			19,077

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class X,
1.11%, 4/19/15(b)		2,382	16,144
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.66%, 6/20/29(a)(b)		6,548	222,260
Series 1997-C2, Class AX, 0.27%, 1/17/35(b)		2,291	12,618
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X,
1.52%, 10/15/35(b)		1,171	63,798
Structured Asset Securities Corp., Series 1996-CFL, Class X1,
2.11%, 2/25/28(b)		2,286	130

			314,950

Principal Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 0.34%, 2/17/17(h)		67	65,025
Series 1987-2, 0.63%, 3/06/17(h)		57	55,090

			120,115

Total Non-Agency Mortgage-Backed Securities — 23.5%			485,143,232

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.6%
Goldman Sachs Capital II,
5.79%(b)(i)		1,925	1,453,375
JPMorgan Chase & Co.,
7.90%(b)(i)		8,915	9,188,958
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(i)		1,270	127
ZFS Finance USA Trust I,
6.50%, 5/09/37(a)(b)		1,103	987,185

			11,629,645

Insurance — 1.0%
Chubb Corp.,
6.38%, 3/29/67(b)		5,000	4,800,000
Lincoln National Corp.,
6.05%, 4/20/67(b)		3,075	2,306,250
MetLife, Inc.,
6.40%, 12/15/36		6,525	5,742,000
The Progressive Corp.,
6.70%, 6/15/37(b)		5,535	5,175,225
The Travelers Cos., Inc.,
6.25%, 3/15/37(b)		4,000	3,753,484

			21,776,959

Total Capital Trusts — 1.6%			33,406,604

	Shares
Preferred Stocks
Diversified Telecommunication Services — 0.0%
Centaur Funding Corp.,
2.27%(a)		205	213,200

Total Preferred Securities — 1.6%			33,619,804

	Par (000)
Taxable Municipal Bonds
Belvoir Land LLC, Series A-1,
5.27%, 12/15/47(a)	USD	1,600	1,328,208
The Board of Trustees of The Leland Stanford Junior University,
4.25%, 5/01/16		3,340	3,630,213
Chicago Metropolitan Water Reclamation District-Greater Chicago,
5.72%, 12/01/38		3,470	3,779,801
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		1,000	1,083,590
Irwin Land LLC California RB, Series A-2,
5.30%, 12/15/35(a)		3,415	3,002,331
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39		4,790	5,924,799
New York State Dormitory Authority RB, Series F,
5.63%, 3/15/39		3,850	3,966,886
Port Authority of New York & New Jersey RB,
6.04%, 12/01/29		2,845	3,134,849
State of California GO:
5.45%, 4/01/15		18,050	19,115,311
7.50%, 4/01/34		2,060	2,198,020
7.30%, 10/01/39		6,515	6,854,562
7.35%, 11/01/39		2,050	2,157,112

Total Taxable Municipal Bonds — 2.7%			56,175,682

U.S. Government Sponsored Agency Securities
Agency Obligations — 5.0%
Fannie Mae:
5.25%, 8/01/12(e)(f)(j)		14,600	15,757,488
4.63%, 5/01/13(f)		11,815	12,758,900
Federal Home Loan Bank,
5.38%, 5/15/19(f)		31,715	36,565,841
Freddie Mac,
1.75%, 6/15/12(f)		9,000	9,176,625

BLACKROCK FUNDS II	JUNE 30, 2010	95

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Agency Obligations (concluded)
Overseas Private Investment Corp.:
4.09%, 5/29/12	USD	395	$395,902
4.68%, 5/29/12		477	476,172
4.87%, 5/29/12		3,632	3,593,088
Resolution Funding Corp. Interest Strip:
3.16%, 7/15/18(h)		2,850	2,215,507
3.24%, 10/15/18(h)		2,850	2,183,756
Small Business Administration Participation Certificates:
Series 1992-20H, 7.40%, 8/01/12		9	9,495
Series 1996-20J, 7.20%, 10/01/16		301	324,834
Series 1997-20B, Class 1, 7.10%, 2/01/17		355	382,979
Tennessee Valley Authority, 5.25%, 9/15/39		16,910	18,693,853

			102,534,440

Collateralized Mortgage Obligations — 1.7%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		11,515	12,555,743
Series 2004-88, Class HA, 6.50%, 7/25/34		3,834	4,119,754
Freddie Mac:
Series 3215, Class EP, 5.38%, 9/15/11		4,676	4,814,997
Series 2594, Class TV, 5.50%, 3/15/14		3,473	3,745,691
Series 1591, Class PK, 6.35%, 10/15/23		3,374	3,695,310
Series 2864, Class NA, 5.50%, 1/15/31		6,881	7,290,139
Series 2996, Class MK, 5.50%, 6/15/35		92	101,532

			36,323,166

Federal Deposit Insurance Corporation Guaranteed — 2.4%
Citigroup Funding, Inc.:
2.13%, 7/12/12		10,475	10,746,543
1.88%, 10/22/12(e)		20,200	20,624,624
General Electric Capital Corp.:
2.00%, 9/28/12(e)		12,800	13,105,613
2.13%, 12/21/12		5,125	5,268,951

			49,745,731

Interest Only Collateralized Mortgage Obligations — 1.3%
Ginnie Mae:
Series 2009-106, Class CM, 6.25%, 1/16/34(b)		37,349	4,476,785
Series 2009-106, Class SL, 5.75%, 4/20/36 (b)		26,867	2,952,541
Series 2006-69, Class SA, 6.45%, 12/20/36(b)		5,870	681,410
Series 2009-16, Class SL, 6.99%, 1/20/37(b)		18,157	2,448,429
Series 2007-9, Class BI, 6.47%, 3/20/37(b)		15,006	1,726,330
Series 2007-27, Class S, 6.15%, 5/20/37(b)		11,002	1,099,031
Series 2007-36, Class SA, 6.12%, 6/20/37(b)		7,653	865,592
Series 2009-61, Class ES, 6.40%, 3/20/39(b)		36,001	3,595,211
Series 2009-33, Class SK, 6.05%, 5/20/39(b)		31,591	3,154,370
Series 2009-47, Class KS, 5.70%, 6/16/39(b)		42,117	4,208,336
Series 2009-110, Class CS, 6.04%, 11/16/39(b)		16,074	1,760,937

			26,968,972

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 59.0%
Fannie Mae Mortgage-Backed Securities:
5.50%, 3/01/38-6/01/40		87,688	94,427,437
7.00%, 9/01/10-6/01/32		617	663,449
6.00%, 9/01/11-1/01/38		127,801	139,613,685
4.50%, 12/01/20(e)		22,062	23,532,512
4.00%, 2/01/25-5/01/25		34,884	36,314,500
5.00%, 7/01/25-7/01/40(k)		136,367	143,956,433
4.16%, 1/01/31(b)		1,444	1,494,226
5.00%, 9/01/33-6/01/40		91,386	97,023,355
5.01%, 8/01/38(b)		9,728	10,294,541
5.16%, 8/01/38(b)		10,325	10,922,938
4.00%, 7/01/40(k)		67,300	68,063,769
4.50%, 7/01/40(k)		168,800	174,850,250
5.50%, 7/01/40(k)		69,300	74,367,562
6.00%, 7/01/40(k)		12,900	13,992,032
6.50%, 7/01/40(k)		30,500	33,330,781
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/10-6/01/25		97,566	101,419,086
5.50%, 3/01/11-6/01/40		23,581	25,365,204
6.00%, 10/01/11-3/01/37		12,015	13,076,590
6.50%, 6/01/13-7/01/17		77	83,521
8.00%, 11/01/22-10/01/25		8	9,620
4.00%, 7/01/25(k)		2,500	2,590,156
5.00%, 7/01/25-7/01/40(k)		4,300	4,550,281
6.00%, 7/01/25-7/01/40(k)		47,300	50,956,125
4.96%, 10/01/35(b)		7,114	7,372,198
4.50%, 4/01/40-5/01/40		34,201	35,509,825
5.50%, 7/01/40(k)		19,200	20,598,000
Ginnie Mae Mortgage-Backed Securities:
7.00%, 3/15/13		49	50,412
9.00%, 7/15/18		1	1,225
7.50%, 11/15/29		1	603
5.50%, 3/15/32		21	23,093
6.00%, 12/15/36		540	590,553
5.00%, 7/01/40(k)		22,000	23,312,960
6.50%, 7/01/40(k)		11,100	12,182,250

			1,220,539,172

Total U.S. Government Sponsored Agency Securities — 69.4%			1,436,111,481

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/20(j)		13,540	20,235,950
8.75%, 8/15/20		15,200	22,788,129
8.13%, 5/15/21-8/15/21(e)(f)		30,590	44,636,829
8.00%, 11/15/21(f)		3,000	4,363,125
3.50%, 2/15/39(f)(j)		7,490	6,957,506
4.25%, 5/15/39		12,625	13,348,968
4.63%, 2/15/40(f)		10,700	12,027,463
4.38%, 5/15/40(f)		36,505	39,482,348
U.S. Treasury Notes:
0.88%, 2/29/12(f)		76,110	76,517,189
1.00%, 3/31/12-4/30/12(f)		66,665	67,165,640
1.88%, 6/30/15(f)		45,145	45,317,815
3.50%, 5/15/20(f)		15,598	16,324,243

Total U.S. Treasury Obligations — 17.8%			369,165,205

96	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

			Value
Total Long-Term Investments
(Cost — $3,077,684,643) — 150.4%			$3,110,606,460

Short-Term Securities	Shares
Money Market Funds — 0.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (l)(m)	18,765,197		18,765,197

Total Short-Term Securities
(Cost — $18,765,197) — 0.9%			18,765,197

Options Purchased	Contracts
Exchange-Traded Put Options Purchased
1-year Euro-Dollar Futures, Strike Price USD 97.25, Expires 9/10/10	808		5,050

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.150% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Deutsche Bank AG	18,480	(n)	673,809
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International	5,290	(n)	2,594,031
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 1/27/11, Broker, BNP Paribas	2,950	(n)	1,628,237
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.	9,230	(n)	5,612,357
Receive a fixed rate of 4.005% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA	3,460	(n)	2,436,662
Receive a fixed rate of 4.205% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	3,150	(n)	888,518
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	1,360	(n)	1,142,483
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	5,380	(n)	5,776,089

			20,752,186

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	18,480	(n)	2,443
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	18,480	(n)	2,369
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.	9,230	(n)	1,723,195
Pay a fixed rate of 4.005% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA	3,460	(n)	516,553
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International	5,290	(n)	735,664
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	3,150	(n)	229,277
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.	1,360	(n)	380,718
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.	5,380	(n)	2,258,753

			5,848,972

Total Options Purchased
(Cost — $27,644,908) — 1.3%			26,606,208

Total Investments Before TBA Sale Commitments and Outstanding Options Written
(Cost — $3,124,094,748*) — 152.6%			3,155,977,865

TBA Sale Commitments (k)	Par (000)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/25-7/01/40	USD18,500		(18,807,062)
4.50%, 7/01/25-7/01/40	190,800		(197,945,094)
5.00%, 7/01/40	114,100		(120,385,344)
5.50%, 7/01/40	4,300		(4,631,917)
6.00%, 7/01/40	64,000		(69,421,062)
Freddie Mac Mortgage-Backed Securities:
4.00%, 6/01/25-7/01/25	99,100		(102,842,844)
4.50%, 7/01/40	34,200		(35,290,125)
5.50%, 7/01/40	37,400		(40,060,716)
6.00%, 7/01/40	47,300		(50,956,125)
Ginnie Mae Mortgage-Backed Securities, 6.00%, 7/01/40	500		(545,000)

Total TBA Sale Commitments
(Proceeds — $635,973,818) — (31.0)%			(640,885,289)

Options Written	Contracts
Exchange-Traded Call Options Written
Euro-Schatz Futures, Strike Price USD 109.50, Expires 8/31/10	725		(199,478)
U.S. Treasury Notes (10 Year), Strike Price USD 122.50, Expires 8/27/10	337		(468,641)

			(668,119)

Exchange-Traded Put Options Written
U.S. Treasury Notes (10 Year), Strike Price USD 119.50, Expires 8/27/10	337		(131,640)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	2,000	(n)	(1,294,596)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	2,050	(n)	(1,516,579)
Pay a fixed rate of 4.063% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	3,920	(n)	(2,907,525)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG	4,300	(n)	(2,980,797)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	3,140	(n)	(2,273,802)

BLACKROCK FUNDS II	JUNE 30, 2010	97

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

Options Written	Contracts		Value
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.755% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	1,810	(n)	$(1,470,565)
Pay a fixed rate of 4.840% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker, JPMorgan Chase Bank, N.A.	1,750	(n)	(1,592,527)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	2,010	(n)	(1,877,898)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	2,920	(n)	(3,074,596)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG	4,100	(n)	(4,376,654)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	3,540	(n)	(3,897,009)

			(27,262,548)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.100% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.	8,650	(n)	(52,378)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG	2,000	(n)	(797,175)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas	2,050	(n)	(280,188)
Receive a fixed rate of 4.063% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc	3,920	(n)	(531,490)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG	4,300	(n)	(1,588,993)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc	3,140	(n)	(1,508,461)
Receive a fixed rate of 4.755% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.	1,810	(n)	(1,075,153)
Receive a fixed rate of 4.840% and pay a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker, JPMorgan Chase Bank, N.A.	1,750	(n)	(842,947)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG	2,010	(n)	(942,492)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG	2,920	(n)	(863,537)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG	4,100	(n)	(1,192,420)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.	3,540	(n)	(1,027,127)

			(10,702,361)

Total Options Written
(Premiums Received — $36,538,737) — (1.9)%			(38,764,668)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 119.7%			2,476,327,908
Liabilities in Excess of Other Assets — (19.7)%			(407,756,100)

Net Assets — 100.0%			$2,068,571,808

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,127,195,771

Gross unrealized appreciation	$97,146,527
Gross unrealized depreciation	(68,364,433)

Net unrealized appreciation	$28,782,094

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(g)	All or a portion of security has been pledged as collateral in connection with Term Asset-Backed Securities Loan Facility (“TALF”) Program.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(26,873,750)	$(428,344)
Barclays Bank Plc	$72,154,469	$750,799
BNP Paribas	$83,660,250	$852,223
Citibank, N.A.	$(27,640,313)	$(286,602)
Credit Suisse International	$(7,375,820)	$(442,850)
Deutsche Bank AG	$(28,951,747)	$(148,992)
Goldman Sachs & Co.	$(62,635,091)	$(854,216)
JPMorgan Chase Bank, N.A.	$92,941,293	$316,559
Morgan Stanley Capital Services, Inc.	$4,727,894	$29,416
Nomura Securities International, Inc.	$42,802,656	$1,111,875
Royal Bank of Scotland Plc	$(85,046,500)	$(323,969)
UBS AG	$(87,280,156)	$(758,813)
Wells Fargo & Co.	$11,382,125	$(26,750)

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

98	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

Affiliate	Shares held at September 30, 2009	Net Activity	Shares held at June 30, 2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,271,634	4,493,563	18,765,197	$15,547

(m)	Represents the current yield as of report date.

(n)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of June 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Bank of America, N.A.	0.17%	3/11/10	Open	$35,380,761	$35,362,225
Bank of America, N.A.	0.17%	3/11/10	Open	$14,754,230	14,746,500
Bank of America, N.A.	0.17%	3/11/10	Open	$9,151,044	9,146,250
Bank of America, N.A.	0.17%	3/11/10	Open	$12,870,324	12,863,581
Barclays Bank, Plc	0.25%	4/01/10	Open	$1,971,231	1,970,000
Barclays Bank, Plc	0.16%	4/08/10	Open	$49,893,398	49,875,000
JPMorgan Chase Bank, N.A.	0.24%	5/25/10	Open	$26,279,493	26,273,188
Deutsche Bank AG	0.00%	6/29/10	Open	$8,509,683	8,509,683
Barclays Bank, Plc	(0.10)%	6/30/10	7/01/10	$16,358,357	16,358,402
Barclays Bank, Plc	(0.04)%	6/30/10	7/01/10	$29,841,192	29,841,225
Barclays Bank, Plc	(0.02)%	6/30/10	7/01/10	$44,581,532	44,581,556
Barclays Bank, Plc	0.05%	6/30/10	7/01/10	$59,018,009	59,017,928
Barclays Bank, Plc	0.05%	6/30/10	7/01/10	$39,425,455	39,425,400
Barclays Bank, Plc	0.07%	6/30/10	7/01/10	$45,145,088	45,145,000
Barclays Bank, Plc	0.09%	6/30/10	7/01/10	$34,596,255	34,596,169
Barclays Bank, Plc	0.22%	7/01/10	7/02/10	$45,314,571	45,314,294
Barclays Bank, Plc	0.26%	7/01/10	7/02/10	$39,790,737	39,790,450

Total					$512,816,851

•	The following is a summary of outstanding TALF as of June 30, 2010:

Number of Loans	Aggregate Amount of Loans	Range of Maturity Dates	Range of Interest Rates	Value of Eligible Securities
6	$102,647,610	8/28/14-11/25/14	3.54%-3.87%	$126,003,749

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	321,000	USD	394,093	Citibank, N.A.	7/14/10	$(1,532)
USD	6,263,117	EUR	4,990,500	BNP Paribas	7/14/10	160,074
EUR	8,575,000	USD	10,588,667	Citibank, N.A.	8/16/10	(100,184)
EUR	8,575,000	USD	10,525,495	Citibank, N.A.	8/16/10	(37,012)
EUR	17,105,000	USD	20,657,110	Citibank, N.A.	8/16/10	264,815
USD	20,451,472	EUR	16,715,000	Citibank, N.A.	8/16/10	6,574

Total						$292,735

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
330	U.S. Treasury Bonds (30 Year)	September 2010	$42,075,000	$950,048

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
401	U.S. Treasury Notes (2 Year)	September 2010	$87,750,079	$(223,496)
269	U.S. Treasury Notes (5 Year)	September 2010	$31,836,570	(253,321)
203	U.S. Treasury Notes (10 Year)	September 2010	$24,877,016	(19,902)
253	U.S. Ultra Treasury Bonds	September 2010	$34,360,563	(1,624,143)
31	Euro Dollar Futures	September 2010	$7,699,238	(6,162)
12	Euro Dollar Futures	December 2010	$2,976,900	(111)
182	Euro Dollar Futures	March 2011	$45,117,800	(101,748)
135	Euro Dollar Futures	June 2011	$33,432,750	(135,935)
164	Euro Dollar Futures	September 2011	$40,555,150	(201,228)
332	Euro Dollar Futures	December 2011	$81,929,300	(61,952)
120	Euro Dollar Futures	March 2012	$29,553,000	(222,833)
50	Euro Dollar Futures	June 2012	$12,285,000	(67,325)
47	Euro Dollar Futures	September 2012	$11,520,875	(70,718)
47	Euro Dollar Futures	December 2012	$11,492,675	(72,722)
46	Euro Dollar Futures	March 2013	$11,224,575	(71,138)
5	Euro Dollar Futures	June 2013	$1,217,375	(46)

Total				$(3,132,780)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.24%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2012	USD 146,400	$(1,085,956)
1.21%(b)	3-month LIBOR	Citibank, N.A.	May 2012	USD 170,100	1,120,527
1.21%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2012	USD 45,600	(303,318)
1.67%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2013	USD 21,000	261,283
1.72%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	USD 53,700	661,604
2.56%(a)	3-month LIBOR	Bank of America, N.A.	March 2015	USD 59,200	(2,056,677)
2.72%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2015	USD 24,300	(958,204)

BLACKROCK FUNDS II	JUNE 30, 2010	99

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.66%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD 47,100	$(1,598,670)
2.62%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD 38,700	(1,244,107)
2.49%(a)	3-month LIBOR	Credit Suisse International	May 2015	USD 34,000	(870,422)
2.46%(b)	3-month LIBOR	Deutsche Bank AG	May 2015	USD 13,500	310,811
2.22%(b)	3-month LIBOR	Credit Suisse International	May 2015	USD 127,900	1,420,321
2.36%(a)	3-month LIBOR	Citibank, N.A.	June 2015	USD 30,100	(497,825)
2.37%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	June 2015	USD 37,000	609,405
2.34%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD 41,100	606,620
2.33%(b)	3-month LIBOR	UBS AG	June 2015	USD 100,000	1,456,262
2.38%(b)	3-month LIBOR	BNP Paribas	June 2015	USD 68,600	1,149,378
2.39%(b)	3-month LIBOR	Deutsche Bank AG	June 2015	USD 88,900	1,524,503
2.22%(a)	3-month LIBOR	Goldman Sachs Bank USA	June 2015	USD 41,100	(346,356)
2.23%(a)	3-month LIBOR	Deutsche Bank AG	June 2015	USD 163,900	(1,408,471)
2.09%(b)	3-month LIBOR	Credit Suisse International	June 2015	USD 26,300	47,158
3.50%(b)	3-month LIBOR	Bank of America, N.A.	September 2019	USD 38,800	2,250,905
3.87%(a)	3-month LIBOR	BNP Paribas	April 2020	USD 31,500	(2,664,899)
4.05%(a)	3-month LIBOR	Credit Suisse International	April 2020	USD 19,900	(2,004,086)
3.92%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD 10,300	917,322
3.80%(b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD 10,300	799,507
3.74%(b)	3-month LIBOR	Royal Bank of Scotland Plc	April 2020	USD 20,900	1,482,480
3.75%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD 14,400	1,035,612
3.76%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD 27,200	1,971,820
3.73%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD 60,000	4,136,847
3.64%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD 13,600	838,064
3.57%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD 20,100	1,111,351
3.45%(b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD 2,000	87,024
3.48%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD 16,000	742,355
3.39%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD 51,600	(1,988,941)
3.48%(a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD 13,700	(635,675)
3.60%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	May 2020	USD 17,700	(861,095)
3.60%(b)	3-month LIBOR	Credit Suisse International	May 2020	USD 26,500	1,500,890
3.54%(b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD 20,900	1,065,826
3.47%(a)	3-month LIBOR	Bank of America, N.A.	May 2020	USD 28,500	(1,263,389)
3.46%(a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD 3,900	(168,527)
3.25%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD 6,700	160,118
3.60%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD 23,700	(1,027,815)
3.60%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD 38,100	(1,663,740)
3.39%(b)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD 4,000	144,125

100	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
3.80%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD 56,000	$(1,991,193)
3.43%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD 10,800	424,258
3.36%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD 7,000	(228,285)
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD 28,900	879,834
3.37%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD 15,400	(508,915)
4.80%(a)	3-month LIBOR	Barclays Bank Plc	June 2020	USD 92,400	(9,914,099)
3.39%(b)	3-month LIBOR	Credit Suisse International	June 2020	USD 22,800	784,354
3.39%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	USD 6,100	(207,636)
3.34%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD 16,000	478,455
3.26%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2020	USD 4,200	92,690
3.01%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2020	USD 4,000	(1,984)
3.06%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD 6,100	21,226
3.05%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	USD 13,300	39,111
3.02%(b)	3-month LIBOR	Royal Bank of Scotland Plc	July 2020	USD 8,600	1,433
3.46%(a)	3-month LIBOR	BNP Paribas	October 2020	USD 19,800	(536,575)
4.44%(a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD 6,400	(977,575)
4.48%(b)	3-month LIBOR	Citibank, N.A.	April 2040	USD 3,900	584,269
4.44%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	April 2040	USD 8,100	(1,154,517)

Total					$(7,451,204)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues-sold protection outstanding as of June 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB	USD 14,200	$(88,352)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
2.62%[3]	—	Morgan Stanley Capital Services, Inc.	May 2020	USD 41,200	$840,480	[4]
2.52%[3]	—	Deutsche Bank AG	May 2020	USD 24,700	279,110	[4]

Total					$1,119,590

[3]	Payments made at expiration.

[4]	Based on the change in the return of the Consumer Price Index for All Urban Consumers.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	JUNE 30, 2010	101

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset Backed Securities	—	$154,503,492	$24,620,871	$179,124,363
Corporate Bonds	—	421,770,181	17,813	421,787,994
Foreign Agency Obligations	—	93,309,070	—	93,309,070
Foreign Government Obligations	—	36,169,629	—	36,169,629
Non-Agency Mortgage-Backed Securities	—	465,892,232	19,251,000	485,143,232
Preferred Securities	—	33,619,804	—	33,619,804
Taxable Municipal Bonds	—	56,175,682	—	56,175,682
U.S. Government Sponsored Agency Securities	—	1,431,646,319	4,465,162	1,436,111,481
U.S. Treasury Obligations	—	369,165,205	—	369,165,205
Short-Term Securities	$18,765,197	—	—	18,765,197
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(640,885,289)	—	(640,885,289)
TALF Loans	—	(102,647,610)	—	(102,647,610)

Total	$18,765,197	$2,318,718,715	$48,354,846	$2,385,838,758

	Derivative Financial Instruments[5]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$431,463	—	$431,463
Interest rate contracts	$955,098	57,318,906	—	58,274,004
Other risk contracts	—	—	$1,119,590	1,119,590
Liabilities:
Credit contracts	—	(88,352)	—	(88,352)
Foreign currency exchange contracts	—	(138,728)	—	(138,728)
Interest rate contracts	(3,932,539)	(76,133,861)	—	(80,066,400)

Total	$(2,977,441)	$(18,610,572)	$1,119,590	$(20,468,423)

[5]

Derivative financial instruments are options purchased, options written, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

The following tables are a reconciliation of Level 3 investments and derivatives for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of September 30, 2009	$6,631,664	—	—	$6,631,664
Accrued discounts/premiums	6,496	—	$890	7,386
Net realized gain (loss)	24	—	—	24
Net change in unrealized appreciation/depreciation[6]	47,177	—	(49,715)	(2,538)
Purchases	18,026,623	—	19,299,825	37,326,448
Sales	(91,113)	—	—	(91,113)
Transfers in7	—	$17,813	—	17,813
Transfers out[7]	—	—	—	—

Balance, as of June 30, 2010	$24,620,871	$17,813	$19,251,000	$43,889,684

102	BLACKROCK FUNDS II	JUNE 30, 2010

Schedule of Investments (concluded)	BlackRock Total Return Portfolio II

	U.S. Government Sponsored Agency Obligations	Derivative Financial Instruments[8]	TALF Loans[9]	Total
Assets/Liabilities:
Balance, as of September 30, 2009	$6,152,388	$(2,206,384)	$(57,340,142)	$(53,394,138)
Net realized gain (loss)	—	(1,798,095)	—	(1,798,095)
Net change in unrealized appreciation/depreciation[6]	4,332	5,124,069	—	5,128,401
Purchases	144,991	—	—	144,991
Sales	(1,836,549)	—	141,467	(1,695,082)
Transfers in7	—	—	—	—
Transfers out[7]	—	—	57,198,675	57,198,675

Balance, as of June 30, 2010	$4,465,162	$1,119,590	—	$5,584,752

[6]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $1,112,700.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

[8]	Derivative financial instruments are swaps.

[9]

As of September 30, 2009, the Fund had TALF loans totaling $57,340,142 which were fair valued based in accordance with policies approved by the Fund’s Board of Directors (the “Board”) using unobservable inputs. During 2010, the Fund began valuing these TALF loans utilizing quotations received from a Board approved pricing service whose valuation methodologies use inputs which may include, but are not limited to, prepayment assumptions, discount rates and valuation of the non-recourse put option. The assumptions used by the pricing service are derived substantially from observable market data and are considered by the Fund as Level 2 valuation inputs. Previously, the Fund fair valued the TALF loans utilizing methods which included unobservable inputs resulting in a Level 3 designation. As a result of the change in valuation methodologies, as of June 30, 2010, $57,198,675 of the Fund’s liabilities at fair value attributable to TALF loans were transferred from Level 3 to Level 2.

BLACKROCK FUNDS II	JUNE 30, 2010	103

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: August 25, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: August 25, 2010